UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2017	(3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG GW&K Enhanced Core Bond Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2017

	Principal Amount	Value
Corporate Bonds and Notes - 47.7%
Financials - 14.6%
American Tower Corp. 4.400%, 02/15/26	$466,000	$493,658
Bank of America Corp., MTN 3.875%, 08/01/25	721,000	756,024
CIT Group, Inc. 5.375%, 05/15/20	30,000	32,287
Crown Castle International Corp. 5.250%, 01/15/23	453,000	502,056
Host Hotels & Resorts LP Series C 4.750%, 03/01/23	468,000	502,390
International Lease Finance Corp. 8.250%, 12/15/20	491,000	574,968
JPMorgan Chase & Co. Series S 6.750%, 08/01/66[1,2]	463,000	530,163
Morgan Stanley, GMTN 5.500%, 07/28/21	439,000	487,377
National Rural Utilities Cooperative Finance Corp., MTN 3.250%, 11/01/25	484,000	494,008
The Goldman Sachs Group, Inc. 6.125%, 02/15/33	796,000	1,002,300
Wells Fargo & Co. (3-Month LIBOR plus 0.930%) 2.239%, 02/11/22[3]	1,242,000	1,254,134
Weyerhaeuser Co. 8.500%, 01/15/25	545,000	718,716
Total Financials		7,348,081
Industrials - 33.1%
American Airlines Group, Inc. 6.125%, 06/01/18	245,000	251,566
Andeavor Logistics LP / Tesoro Logistics Finance Corp. 5.500%, 10/15/19	233,000	246,398
Apple, Inc. (3-Month LIBOR plus 0.500%) 1.811%, 02/09/22[3]	1,237,000	1,254,759
ArcelorMittal (Luxembourg) 6.000%, 03/01/21	225,000	248,063
Automatic Data Processing, Inc. 3.375%, 09/15/25	715,000	741,249
Ball Corp. 5.250%, 07/01/25	481,000	529,821
Burlington Northern Santa Fe LLC 6.150%, 05/01/37	601,000	780,293
CDW LLC / CDW Finance Corp. 5.500%, 12/01/24	459,000	513,511

	Principal Amount	Value
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908%, 07/23/25	$460,000	$492,526
Comcast Corp. 7.050%, 03/15/33	365,000	500,613
Crown Americas LLC / Crown Americas Capital Corp. IV 4.500%, 01/15/23	475,000	501,125
CSX Corp. 2.600%, 11/01/26	528,000	505,118
CVS Health Corp. 5.125%, 07/20/45	420,000	484,900
Eagle Materials, Inc. 4.500%, 08/01/26	497,000	520,607
Georgia-Pacific LLC 8.000%, 01/15/24	385,000	494,660
HCA, Inc. 5.000%, 03/15/24	614,000	655,445
International Paper Co. 3.000%, 02/15/27	518,000	504,225
Kaiser Foundation Hospitals 3.150%, 05/01/27	487,000	490,781
Leidos Holdings, Inc. 4.450%, 12/01/20	237,000	250,390
Lennar Corp. 4.750%, 11/15/22	507,000	538,054
Masco Corp. 4.375%, 04/01/26	534,000	569,778
McDonald’s Corp., MTN 3.700%, 01/30/26	493,000	514,544
Microsoft Corp. 3.750%, 02/12/45	495,000	503,522
Molson Coors Brewing Co. 3.000%, 07/15/26	509,000	495,972
Northrop Grumman Corp. 3.200%, 02/01/27	492,000	496,030
Omnicom Group, Inc. 3.600%, 04/15/26	485,000	489,799
Owens Corning 4.200%, 12/15/22	470,000	499,308
The ADT Corp. 6.250%, 10/15/21	227,000	253,360
Toll Brothers Finance Corp. 4.375%, 04/15/23	236,000	247,505
6.750%, 11/01/19	226,000	246,058
United Continental Holdings, Inc. 6.375%, 06/01/18	250,000	256,750
Verizon Communications, Inc. 4.400%, 11/01/34	490,000	491,748

1

AMG GW&K Enhanced Core Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 33.1% (continued)
Vulcan Materials Co. 4.500%, 04/01/25	$352,000	$376,170
Walgreens Boots Alliance, Inc. 3.450%, 06/01/26	750,000	748,881
Total Industrials		16,693,529
Total Corporate Bonds and Notes (Cost $23,712,685)		24,041,610
Municipal Bonds - 6.5%
California State General Obligation, School Improvements 7.550%, 04/01/39	665,000	1,020,509
JobsOhio Beverage System, Series B 3.985%, 01/01/29	460,000	493,184
Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	585,000	749,028
Metropolitan Transportation Authority, Transit Improvement 6.668%, 11/15/39	375,000	522,983
New Jersey Economic Development Authority, Pension Funding, Series A (National Insured) 7.425%, 02/15/29[4]	403,000	502,924
Total Municipal Bonds (Cost $3,195,749)		3,288,628
U.S. Government and Agency Obligations - 39.8%
Fannie Mae - 26.8%
FNMA,
3.500%, 11/01/42 to 03/01/46	2,244,592	2,325,919
4.000%, 09/01/25 to 10/01/43	5,548,337	5,873,811
4.500%, 05/01/39 to 04/01/41	4,190,664	4,550,613

	Principal Amount	Value
FNMA, 5.000%, 08/01/35	$691,185	$762,126
Total Fannie Mae	12,674,778	13,512,469
Freddie Mac - 3.5%
FHLMC Gold Pool,
4.000%, 07/01/29	117,729	123,486
5.000%, 10/01/36	1,496,520	1,641,740
Total Freddie Mac	1,614,249	1,765,226
U.S. Treasury Obligations - 9.5%
United States Treasury Bonds,
3.500%, 02/15/39	447,000	504,883
4.500%, 02/15/36	1,144,000	1,471,917
6.250%, 08/15/23	691,000	852,427
United States Treasury Notes,
1.750%, 03/31/22	495,000	492,274
2.000%, 11/30/22	1,485,000	1,487,871
Total U.S. Treasury Obligations	4,262,000	4,809,372
Total U.S. Government and Agency Obligations (Cost $20,086,487)		20,087,067

	Shares
Short-Term Investments - 5.6%
Other Investment Companies - 5.6%
Dreyfus Preferred Government Money Market Fund, Institutional Class Shares, 0.98%[5]	2,798,975	2,798,975
Total Short-Term Investments (Cost $2,798,975)		2,798,975
Total Investments - 99.6% (Cost $49,793,896)		50,216,280
Other Assets, less Liabilities - 0.4%		226,296
Net Assets - 100.0%		$50,442,576

[1]	Perpetuity Bond. The date shown is the final call date.
[2]	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[3]	Variable rate security. The rate shown is based on the latest available information as of September 30, 2017.
[4]	Security is backed by insurance of financial institutions and financial guaranty assurance agencies. At September 30, 2017, the value amounted to $502,924 or 1.0% of net assets.
[5]	Yield shown represents the September 30, 2017, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

FHLMC	Freddie Mac
FNMA	Fannie Mae
GMTN	Global Medium-Term Notes
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium-Term Note
National Insured	National Public Finance Guarantee Corp.

2

AMG GW&K Enhanced Core Bond Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$24,041,610	—	$24,041,610
Municipal Bonds	—	3,288,628	—	3,288,628
U.S. Government and Agency Obligations	—	20,087,067	—	20,087,067
Short-Term Investments
Other Investment Companies	$2,798,975	—	—	2,798,975

Total Investments in Securities	$2,798,975	$47,417,305	—	$50,216,280

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Schedule of Portfolio Investments.

As of September 30, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

3

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2017

	Principal Amount	Value
Municipal Bonds - 96.9%
Arizona - 3.0%
Arizona Department of Transportation State Highway Fund Revenue 5.000%, 07/01/28	$5,000,000	$6,157,150
Arizona Water Infrastructure Finance Authority, Water Quality Revenue, Series A 5.000%, 10/01/26	15,000,000	18,152,250
Salt River Project Agricultural Improvement & Power District, Series A 5.000%, 12/01/24	5,550,000	6,403,423
Total Arizona		30,712,823
California - 7.1%
California Infrastructure & Economic Development Bank, Clean Water State Revolving Fund 5.000%, 10/01/28	5,000,000	6,266,700
California Municipal Finance Authority, Community Medical Centers, Series A 5.000%, 02/01/27	1,200,000	1,440,444
California Municipal Finance Authority, Community Medical Centers, Series A 5.000%, 02/01/30	1,620,000	1,899,110
California Municipal Finance Authority, Community Medical Centers, Series A 5.000%, 02/01/31	1,000,000	1,164,290
California Municipal Finance Authority, Community Medical Centers, Series A 5.000%, 02/01/32	1,855,000	2,146,643
California State Tax Exempt General Obligation 5.000%, 03/01/24	5,000,000	6,018,350
California State University, Series A 5.000%, 11/01/29	4,525,000	5,400,225
Los Angeles Unified School District, Series A 5.000%, 07/01/23	10,000,000	11,968,000
State of California 5.000%, 09/01/25	10,000,000	12,291,600
State of California 5.000%, 09/01/29	5,010,000	6,089,705
State of California 5.000%, 08/01/29	7,000,000	8,495,760
State of California, Series C 5.000%, 09/01/26	7,700,000	9,432,808
Total California		72,613,635
Colorado - 1.4%
City & County of Denver CO. Airport System Revenue, Series A 5.000%, 11/15/23	6,000,000	7,153,200

	Principal Amount	Value
Regional Transportation District County COPS, Series A 5.000%, 06/01/24	$6,000,000	$7,060,680
Total Colorado		14,213,880
Connecticut - 0.6%
State of Connecticut Special Tax Revenue, Transit Infrastructure 5.000%, 08/01/24	5,340,000	6,297,782
District of Columbia - 1.8%
District of Columbia Water & Sewer Authority Public Utility Revenue, Sub Lien, Series C 5.000%, 10/01/24	5,475,000	6,367,972
District of Columbia, Series A 5.000%, 06/01/24	5,000,000	6,034,850
District of Columbia, Series A 5.000%, 06/01/30	5,010,000	6,057,892
Total District of Columbia		18,460,714
Florida - 4.4%
Florida State Board of Education, Series D 5.000%, 06/01/24	6,565,000	7,448,255
Florida’s Turnpike Enterprise, Department of Transportation, Series C 5.000%, 07/01/28	7,075,000	8,668,007
Orange County Health Facilities Authority, Series A 5.000%, 10/01/31	4,515,000	5,257,040
State of Florida, Capital Outlay, Series B 5.000%, 06/01/27	9,045,000	10,778,926
State of Florida, Capital Outlay, Series B 5.000%, 06/01/25	5,970,000	6,892,604
State of Florida, Department of Transportation, Fuel Sales Tax Revenue, Series B 5.000%, 07/01/26	5,780,000	6,547,700
Total Florida		45,592,532
Georgia - 3.9%
Atlanta Water & Wastewater Revenue 5.000%, 11/01/25	5,100,000	6,271,419
Georgia State University & College Improvements, Series A 5.000%, 07/01/24	5,000,000	5,850,950
Georgia State University & College Improvements, Series A 5.000%, 07/01/27	5,450,000	6,355,627
Georgia State University & College Improvements, Series A - Tranche 2 5.000%, 02/01/26	5,435,000	6,644,722

4

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Georgia - 3.9% (continued)
State of Georgia, Series C 5.000%, 09/01/23	$5,000,000	$5,885,150
State of Georgia, Series F 5.000%, 01/01/26	7,015,000	8,703,300
Total Georgia		39,711,168
Idaho - 0.7%
Idaho Housing & Finance Association 5.000%, 07/15/23	5,770,000	6,800,522
Illinois - 4.1%
Chicago O’Hare International Airport, Series B 5.000%, 01/01/28	10,580,000	12,592,422
Illinois State Finance Authority Revenue, Clean Water Initiative Revenue 5.000%, 07/01/27	11,000,000	13,236,850
Illinois State Finance Authority Revenue, University of Chicago, Series A 5.000%, 10/01/23	5,005,000	5,911,205
Illinois State Toll Highway Authority, Series A 5.000%, 12/01/31	9,195,000	10,704,083
Total Illinois		42,444,560
Indiana - 0.6%
Indiana Finance Authority, Indiana University Health Revenue, Series A 5.000%, 12/01/23	5,115,000	6,111,504
Iowa - 0.5%
State of Iowa, Series A 5.000%, 06/01/25	4,000,000	4,867,360
Kentucky - 0.6%
Louisville/Jefferson County Metropolitan Government, Norton Healthcare Inc., Series A 5.000%, 10/01/29	5,000,000	5,856,300
Maryland - 6.1%
State of Maryland, Department of Transportation 5.000%, 05/01/23	8,710,000	10,335,286
State of Maryland, Department of Transportation 5.000%, 09/01/29	11,885,000	14,773,887
State of Maryland, Series B 5.000%, 08/01/25	20,000,000	24,636,400
University System of Maryland, University & College Improvements, Series A 5.000%, 04/01/23	5,475,000	6,472,545
University System of Maryland, University & College Improvements, Series A 5.000%, 04/01/24	5,100,000	6,144,633
Total Maryland		62,362,751
Massachusetts - 6.4%
Commonwealth of Massachusetts, Series A 5.000%, 07/01/25	7,700,000	9,417,485

	Principal Amount	Value
Commonwealth of Massachusetts, Series B 5.000%, 07/01/23	$5,000,000	$5,941,450
Massachusetts School Building Authority, Series A 5.000%, 08/15/25	5,035,000	5,869,300
Massachusetts State Department of Taxation and Finance, Series F 5.000%, 11/01/24	13,500,000	15,765,705
Massachusetts State Development Finance Agency, Boston College, Series S 5.000%, 07/01/23	5,700,000	6,783,570
Massachusetts Water Resources Authority, Series C 5.000%, 08/01/24	10,300,000	11,755,699
Massachusetts Water Resources Authority, Series C 5.000%, 08/01/26	4,025,000	5,008,670
The Massachusetts Clean Water Trust 5.000%, 08/01/25	4,640,000	4,970,878
Total Massachusetts		65,512,757
Minnesota - 1.2%
Minneapolis-St Paul Metropolitan Airports Commission, Series A 5.000%, 01/01/25	5,000,000	6,078,250
Minnesota State General Obligation, Series A 5.000%, 08/01/23	5,300,000	6,174,129
Total Minnesota		12,252,379
Mississippi - 3.3%
Michigan Finance Authority, Henry Ford Health System 5.000%, 11/15/29	9,950,000	11,665,281
Michigan State Building Authority Revenue, Series I 5.000%, 04/15/27	5,700,000	6,818,283
State of Michigan 5.000%, 03/15/27	12,640,000	15,559,966
Total Mississippi		34,043,530
Missouri - 1.8%
Missouri Highway & Transportation Commission, Fuel Sales Tax Revenue, Series B 5.000%, 05/01/23	10,330,000	12,251,483
University of Missouri, Series A 5.000%, 11/01/26	5,495,000	6,622,080
Total Missouri		18,873,563
New Jersey - 2.8%
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligation 5.000%, 07/01/29	6,570,000	7,695,047

5

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
New Jersey - 2.8% (continued)
New Jersey State Turnpike Authority Revenue, Series 2012 B 5.000%, 01/01/24	$2,790,000	$3,253,056
New Jersey State Turnpike Authority Revenue, Series A 5.000%, 01/01/33	10,270,000	12,098,574
New Jersey State Turnpike Authority Revenue, Series A 5.000%, 01/01/24	355,000	410,806
New Jersey State Turnpike Authority Revenue, Series B 5.000%, 01/01/28	4,000,000	4,923,080
Total New Jersey		28,380,563
New York - 13.7%
Metropolitan Transportation Authority, Fuel Sales Tax Revenue, Series A 5.000%, 11/15/24	5,000,000	6,086,550
Metropolitan Transportation Authority, Transit Revenue, Series F 5.000%, 11/15/24	4,950,000	5,765,661
Metropolitan Transportation Authority, Transit Revenue, Series F 5.000%, 11/15/27	5,000,000	5,797,250
Metropolitan Transportation Authority, Transit Revenue, Series F 5.000%, 11/15/28	5,000,000	5,994,250
New York City General Obligation, Series C 5.000%, 08/01/24	5,000,000	6,034,250
New York City General Obligation, Series C 5.000%, 08/01/26	5,510,000	6,796,254
New York City General Obligation, Series G 5.000%, 08/01/23	5,000,000	5,939,150
New York City General Obligation, Series I 5.000%, 08/01/24	11,485,000	13,338,449
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series A-2 5.000%, 08/01/34	5,000,000	5,967,600
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series B 5.000%, 02/01/24	5,015,000	5,613,841
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series C 5.000%, 11/01/23	5,000,000	5,977,600
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series C 5.000%, 11/01/26	5,200,000	6,283,628

	Principal Amount	Value
New York City Water & Sewer System Revenue, Series FF 5.000%, 06/15/25	$7,940,000	$8,768,142
New York City Water & Sewer System Revenue, Series FF 5.000%, 06/15/30	5,370,000	6,425,312
New York State Dormitory Authority, Series A 5.000%, 12/15/25	8,645,000	10,138,770
New York State Dormitory Authority, Series A 5.000%, 12/15/27	5,640,000	6,599,138
New York State Dormitory Authority, Series D 5.000%, 02/15/27	5,750,000	7,092,453
New York State Dormitory Authority, Series D 5.000%, 02/15/27	5,395,000	6,177,815
New York State Dormitory Authority, Series E 5.000%, 03/15/32	8,370,000	10,016,714
New York State Urban Development Corp., Personal Income Tax Revenue, Series A 5.000%, 03/15/24	5,000,000	6,003,900
Total New York		140,816,727
North Carolina - 4.9%
North Carolina Municipal Power Agency No. 1, Electric, Power and Light Revenue, Series A 5.000%, 01/01/27	5,025,000	6,042,613
North Carolina State Limited Obligation, Series A 5.000%, 06/01/26	10,515,000	13,097,064
North Carolina State Limited Obligation, Series B 5.000%, 05/01/28	15,000,000	18,609,000
North Carolina State Limited Obligation, Series C 5.000%, 05/01/23 The Charlotte-Mecklenburg Hospital Authority,	5,020,000	5,939,011
Carolinas Healthcare System 5.000%, 01/15/25	5,000,000	6,060,850
Total North Carolina		49,748,538
Ohio - 3.6%
Ohio State General Obligation, Cleveland Clinic Health 5.000%, 01/01/28	3,520,000	4,368,390
Ohio State General Obligation, Series A 5.000%, 09/01/26	7,040,000	8,736,429
Ohio State General Obligation, University & College Improvements, Series C 5.000%, 11/01/26	5,000,000	6,057,600
Ohio Water Development Authority, Water Pollution Control Loan Fund 5.000%, 06/01/23	5,010,000	5,949,225

6

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Ohio - 3.6% (continued)
Ohio Water Development Authority, Water Pollution Control Loan Fund, Series 2015 A 5.000%, 06/01/25	$10,050,000	$12,333,561
Total Ohio		37,445,205
Oklahoma - 1.5%
Grand River Dam Authority, Series A 5.000%, 06/01/28	7,820,000	9,591,152
Oklahoma Turnpike Authority, Series A 5.000%, 01/01/26	5,000,000	5,572,250
Total Oklahoma		15,163,402
Pennsylvania - 0.8%
Lancaster County Hospital Authority, University of Pennsylvania Health Revenue 5.000%, 08/15/26	6,730,000	8,252,461
Tennessee - 0.9%
State of Tennessee Fuel Sales Tax Revenue, Series B 5.000%, 09/01/26	7,365,000	8,954,072
Texas - 10.5%
Central Texas Turnpike System Transportation Commission, Series C 5.000%, 08/15/31	11,175,000	12,790,793
City of Austin TX Water & Wastewater System Revenue 5.000%, 11/15/26	5,085,000	6,302,603
City of Austin TX Water & Wastewater System Revenue, Series A 5.000%, 11/15/22	7,790,000	9,127,932
City of San Antonio TX Electric & Gas Systems Revenue 5.000%, 02/01/26	9,300,000	11,438,256
Humble Independent School District, Series B 5.000%, 02/15/23	5,610,000	6,609,197
Metropolitan Transit Authority of Harris County, Series A 5.000%, 11/01/24	5,000,000	6,014,550
North Texas Tollway Authority Revenue, Special Projects System, 1st Tier, Series A 5.000%, 01/01/25	6,370,000	7,585,269
North Texas Tollway Authority Revenue, Special Projects System, Series D 5.250%, 09/01/27	10,295,000	11,823,705
North Texas Tollway Authority, Series A 5.000%, 01/01/26	7,775,000	9,182,664
State of Texas, Transportation Commission Highway Improvements Revenue 5.000%, 04/01/25	4,950,000	5,718,933

	Principal Amount	Value
Texas Transportation Commission Fund, Series A 5.000%, 04/01/27	$12,550,000	$14,464,000
The University of Texas System Financing Revenue, Series B 0.880%, 08/01/39 [1]	200,000	200,000
The University of Texas System, Series H 5.000%, 08/15/26	5,045,000	6,269,018
Total Texas		107,526,920
Virginia - 1.8%
Virginia College Building Authority, Series B 5.000%, 09/01/23	5,350,000	6,355,372
Virginia Public Building Authority, Series B 5.000%, 08/01/25	9,750,000	11,970,368
Total Virginia		18,325,740
Washington - 7.6%
City of Seattle WA Municipal Light & Power Revenue, Series B 5.000%, 02/01/23	4,620,000	5,028,454
County of King WA Sewer Revenue, Series B 5.000%, 01/01/24	3,085,000	3,447,457
Energy Northwest Electric Revenue, Bonneville Power 5.000%, 07/01/25	10,000,000	12,270,900
State of Washington School Improvements, Series C 5.000%, 02/01/28	5,940,000	7,214,249
State of Washington, Series R-2015C 5.000%, 07/01/28	10,000,000	11,894,800
State of Washington, Water Utility Improvements Revenue, Series 2013 A 5.000%, 08/01/25	11,925,000	13,819,286
University of Washington, University & College Improvements Revenue, Series A 5.000%, 12/01/32	5,760,000	6,921,907
University of Washington, University & College Improvements Revenue, Series C 5.000%, 07/01/27	7,270,000	8,484,599
Washington Health Care Facilities Authority Multicare Health System, Series B 5.000%, 08/15/23	3,940,000	4,631,706
Washington Health Care Facilities Authority Providence Health & Services, Series A 5.000%, 10/01/26	3,435,000	3,918,992
Total Washington		77,632,350
Wisconsin - 1.3%
Wisconsin State Revenue, Department of Transportation, Series 1 5.000%, 07/01/25	2,310,000	2,725,453

7

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Wisconsin - 1.3% (continued)
Wisconsin State Revenue, Department of Transportation, Series A 5.000%, 07/01/24	$5,000,000	$6,057,700
Wisconsin State, Series 2 5.000%, 05/01/24	3,570,000	4,125,885
Total Wisconsin		12,909,038
Total Municipal Bonds (Cost $981,245,809)		991,882,776
	Shares
Short-Term Investments—2.0%
Other Investment Companies—2.0%
Dreyfus Preferred Government Money Market Fund, Institutional Class Shares, 0.98% [2]	20,911,932	20,911,932
Total Short-Term Investments (Cost $20,911,932)		20,911,932

Value
Total Investments - 98.9% (Cost $1,002,157,741)	$1,012,794,708
Other Assets, less Liabilities - 1.1%	11,056,246
Net Assets - 100.0%	$1,023,850,954

[1]	Variable Rate Security. The rate listed is as of September 30, 2017, and is periodically reset subject to terms and conditions set forth in the debenture.
[2]	Yield shown represents the September 30, 2017, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

COPS Certificates of Participation

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$991,882,776	—	$991,882,776
Short-Term Investments	$20,911,932	—	—	20,911,932

Total Investments in Securities	$20,911,932	$991,882,776	—	$1,012,794,708

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Schedule of Portfolio Investments.

As of September 30, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

8

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2017

	Principal Amount	Value
Municipal Bonds - 96.6%
California - 9.3%
California Municipal Finance Authority, Community Medical Centers, Series A 5.000%, 02/01/47	$4,000,000	$4,474,440
California Municipal Finance Authority, Community Medical Centers, Series A 5.000%, 02/01/42	2,500,000	2,800,350
M-S-R Energy Authority, Natural Gas Revenue, Series C 6.500%, 11/01/39	3,635,000	5,196,015
State of California 5.000%, 11/01/47	7,665,000	8,975,025
Total California		21,445,830
Colorado - 1.8%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008 6.500%, 11/15/38	2,870,000	4,066,761
Florida - 12.1%
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics, Series A 5.000%, 12/01/44	6,570,000	7,197,895
County of Miami-Dade FL Aviation Revenue 5.000%, 10/01/41	3,105,000	3,562,367
County of Miami-Dade FL Aviation Revenue, Series B 5.000%, 10/01/40	2,000,000	2,305,860
Martin County Health Facilities Authority, Martin
Memorial Medical Center 5.500%, 11/15/42 Miami Beach Health Facilities Authority, Mt. Sinai	4,430,000	4,868,348
Medical Center 5.000%, 11/15/39	5,220,000	5,654,565
Orange County Health Facilities Authority,
Orlando Health Inc., Series A 5.000%, 10/01/39	4,010,000	4,516,864
Total Florida		28,105,899
Illinois - 13.4%
Chicago O’Hare International Airport, Refunding General Senior Lien, Series B 5.000%, 01/01/41	2,000,000	2,272,940
Chicago O’Hare International Airport, Senior Lien, Series D 5.250%, 01/01/42	2,500,000	2,924,650
Illinois State General Obligation 5.500%, 07/01/38	3,255,000	3,517,027
Illinois State General Obligation 5.000%, 02/01/39	4,005,000	4,176,654
Illinois State Toll Highway Authority, Series B 5.000%, 01/01/40	1,675,000	1,897,072

	Principal Amount	Value
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2012 A 5.000%, 06/15/42	$4,990,000	$5,075,279
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series B 5.000%, 06/15/52	5,910,000	5,963,722
Railsplitter Tobacco Settlement Authority Revenue 6.000%, 06/01/28	4,665,000	5,281,620
Total Illinois		31,108,964
Kentucky - 1.2%
Louisville/Jefferson County Metropolitan Government, Norton Healthcare Inc. 5.000%, 10/01/33	2,500,000	2,864,025
Louisiana - 2.6%
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project 5.000%, 05/15/47	3,385,000	3,724,143
New Orleans Aviation Board, General Airport North Terminal, Series B 5.000%, 01/01/48	2,000,000	2,257,000
Total Louisiana		5,981,143
Massachusetts - 3.4%
Massachusetts Development Finance Agency, UMass Boston Student Housing 5.000%, 10/01/48	5,000,000	5,477,450
Massachusetts Development Finance Agency, UMass Boston Student Housing 5.000%, 10/01/41	2,250,000	2,479,298
Total Massachusetts		7,956,748
Mississippi - 2.6%
Michigan Finance Authority, Henry Ford Health System 5.000%, 11/15/41	5,315,000	5,910,546
Nebraska - 2.4%
Central Plains Energy Project, Natural Gas Revenue 5.000%, 09/01/42	5,000,000	5,462,900
New Jersey - 10.4%
New Jersey Economic Development Authority, Series DDD 5.000%, 06/15/42	3,350,000	3,588,989
New Jersey Economic Development Authority, School Facilities Construction 5.000%, 03/01/25	5,205,000	5,715,819
New Jersey Economic Development Authority, UMM Energy Partners, Series 2012 A 5.125%, 06/15/43	4,450,000	4,654,522

9

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
New Jersey - 10.4% (continued)
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligation 5.000%, 07/01/43	$4,605,000	$5,150,692
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Notes 5.000%, 06/15/27	1,645,000	1,870,908
New Jersey Turnpike Authority, Series B 5.000%, 01/01/40	2,600,000	3,030,638
Total New Jersey		24,011,568
New York - 13.1%
Brooklyn Arena Local Development Corp., Barclays Center Project, Series A 5.000%, 07/15/42	7,000,000	7,908,670
New York City Transitional Finance Authority Future Tax Secured Revenue, Series F-1 5.000%, 05/01/42	7,170,000	8,355,918
New York State Dormitory Authority, The New School Project, Series A 5.000%, 07/01/46	3,000,000	3,411,030
New York Transportation Development Corp., Laguardia Airport Terminal B 5.000%, 07/01/46	8,000,000	8,780,400
Port Authority of New York and New Jersey Special Project, JFK International Air Terminal LLC Project, Series 2010 6.000%, 12/01/42	1,580,000	1,757,718
Total New York		30,213,736
Rhode Island - 2.3%
Tobacco Settlement Financing Corp., Series A 5.000%, 06/01/35	2,000,000	2,140,280
Tobacco Settlement Financing Corp., Series A 5.000%, 06/01/40	3,045,000	3,229,618
Total Rhode Island		5,369,898
Texas - 13.0%
Central Texas Regional Mobility Authority 5.000%, 01/01/46	3,750,000	4,215,337
Central Texas Regional Mobility Authority 5.000%, 01/01/40	4,600,000	5,202,738
Central Texas Turnpike System, Series C 5.000%, 08/15/42	6,915,000	7,712,714
Grand Parkway Transportation Corp., 1st Tier Toll Revenue, Series A 5.500%, 04/01/53	3,960,000	4,522,795
Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue, Senior Lien Series 2008 D 6.250%, 12/15/26	1,310,000	1,601,593

	Principal Amount	Value
Texas Private Activity Bond Surface Transportation Corp., Senior Lien-Blueridge Transport 5.000%, 12/31/40	$2,400,000	$2,663,016
Texas Private Activity Bond Surface Transportation Corp., Senior Lien-Blueridge Transport 5.000%, 12/31/45	3,790,000	4,182,455
Total Texas		30,100,648
Virginia - 3.7%
Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution Revenue 5.000%, 07/01/46	4,755,000	5,360,597
Chesapeake City Expressway Toll Road Revenue, Series 2012 A 5.000%, 07/15/47	3,010,000	3,279,064
Total Virginia		8,639,661
West Virginia - 2.4%
West Virginia Hospital Finance Authority, West Virginia United Health Systems Obligation Group, Series A 5.500%, 06/01/44	5,000,000	5,601,900
Wisconsin - 2.9%
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit Group 5.000%, 11/15/39	1,305,000	1,503,986
Wisconsin Health & Educational Facilities Authority, ProHealth Care Obligation Group 5.000%, 08/15/39	4,635,000	5,127,423
Total Wisconsin		6,631,409
Total Municipal Bonds (Cost $218,095,521)		223,471,636

	Shares
Short-Term Investments - 3.8%
Other Investment Companies - 3.8%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.92% [1]	8,862,250	8,862,250
Total Short-Term Investments (Cost $8,862,250)		8,862,250
Total Investments - 100.4% (Cost $226,957,771)		232,333,886
Other Assets, less Liabilities - (0.4)%		(1,032,892)
Net Assets - 100.0%		$231,300,994

10

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (continued)

[1]	Yield shown represents the September 30, 2017, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$223,471,636	—	$223,471,636
Short-Term Investments	$8,862,250	—	—	8,862,250

Total Investments in Securities	$8,862,250	$223,471,636	—	$232,333,886

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Schedule of Portfolio Investments.

As of September 30, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

11

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2017

	Shares	Value
Common Stocks - 97.1%
Consumer Discretionary - 13.2%
CalAtlantic Group, Inc.	154,913	$5,674,463
Five Below, Inc. *	143,006	7,848,169
Grand Canyon Education, Inc. *	186,026	16,894,882
Helen of Troy, Ltd. *	40,558	3,930,070
Hibbett Sports, Inc. *,1	93,866	1,337,591
Lithia Motors, Inc., Class A	95,210	11,454,715
Oxford Industries, Inc.	69,754	4,432,169
Texas Roadhouse, Inc.	197,785	9,719,155
Tupperware Brands Corp.	72,004	4,451,287
Wolverine World Wide, Inc.	170,945	4,931,763
Total Consumer Discretionary		70,674,264
Consumer Staples - 1.8%
Amplify Snack Brands, Inc. *	195,414	1,385,485
Performance Food Group Co. *	180,734	5,105,736
WD-40 Co.	29,537	3,305,190
Total Consumer Staples		9,796,411
Energy - 2.7%
Dril-Quip, Inc. *	56,350	2,487,853
Forum Energy Technologies, Inc. *	199,195	3,167,200
Matador Resources Co. *,1	336,300	9,130,545
Total Energy		14,785,598
Financials - 14.5%
Ameris Bancorp	170,319	8,175,312
AMERISAFE, Inc.	96,051	5,590,168
Cathay General Bancorp	216,564	8,705,873
Cohen & Steers, Inc.	135,411	5,347,380
Glacier Bancorp, Inc.	161,337	6,092,085
IBERIABANK Corp.	68,449	5,623,085
PRA Group, Inc. *,1	109,230	3,129,440
ProAssurance Corp.	104,870	5,731,145
Stifel Financial Corp.	132,326	7,074,148
Texas Capital Bancshares, Inc. *	104,612	8,975,710
United Bankshares, Inc.	155,484	5,776,231
Webster Financial Corp.	138,112	7,257,786
Total Financials		77,478,363
Health Care - 16.7%
Cambrex Corp. *	63,200	3,476,000
Cantel Medical Corp.	77,471	7,295,444
Catalent, Inc. *	206,559	8,245,835
Cotiviti Holdings, Inc. *,1	171,357	6,165,425
Diplomat Pharmacy, Inc. *	248,983	5,156,438

	Shares	Value
Globus Medical, Inc., Class A *	262,391	$7,798,260
ICU Medical, Inc. *	69,763	12,965,454
Impax Laboratories, Inc. *	135,132	2,743,180
INC Research Holdings, Inc., Class A *	153,325	8,018,897
Medidata Solutions, Inc. *	113,067	8,826,010
West Pharmaceutical Services, Inc.	120,987	11,646,209
Wright Medical Group, N.V. (Netherlands)*,1	276,276	7,147,260
Total Health Care		89,484,412
Industrials - 17.4%
Alamo Group, Inc.	46,630	5,006,663
Healthcare Services Group, Inc.	163,988	8,850,432
Heartland Express, Inc.	286,681	7,189,960
HEICO Corp. [1]	101,018	9,072,427
HEICO Corp., Class A	77,825	5,930,265
ICF International, Inc. *	12,060	650,637
John Bean Technologies Corp.	70,766	7,154,443
Mobile Mini, Inc.	116,551	4,015,182
Patrick Industries, Inc. *	63,980	5,380,718
Primoris Services Corp.	217,567	6,400,821
RBC Bearings, Inc. *	60,742	7,601,861
Ritchie Bros. Auctioneers, Inc. (Canada)[1]	213,529	6,751,787
Sun Hydraulics Corp.	121,878	6,581,412
Universal Forest Products, Inc.	73,251	7,190,318
US Ecology, Inc.	105,349	5,667,776
Total Industrials		93,444,702
Information Technology - 16.8%
Blackbaud, Inc.	92,708	8,139,762
Callidus Software, Inc. *	211,816	5,221,264
EPAM Systems, Inc. *	97,172	8,544,334
ExlService Holdings, Inc. *	107,578	6,273,949
HubSpot, Inc. *,1	116,334	9,777,873
LogMeIn, Inc.	120,038	13,210,182
MACOM Technology Solutions Holdings, Inc. *,1	125,932	5,617,827
Power Integrations, Inc.	90,900	6,653,880
Proofpoint, Inc. *,1	59,411	5,181,827
Rogers Corp. *	32,333	4,309,342
Silicon Laboratories, Inc. *	89,124	7,121,008
Tyler Technologies, Inc. *	56,803	9,901,899
Total Information Technology		89,953,147
Materials - 4.6%
Balchem Corp.	69,119	5,618,684
Compass Minerals International, Inc. [1]	56,370	3,658,413
KapStone Paper and Packaging Corp.	180,868	3,886,853

12

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 4.6% (continued)
PolyOne Corp.	175,211	$7,013,696
Silgan Holdings, Inc.	155,442	4,574,658
Total Materials		24,752,304
Real Estate - 6.8%
Education Realty Trust, Inc., REIT	160,736	5,775,245
National Health Investors, Inc., REIT	77,445	5,985,724
Pebblebrook Hotel Trust, REIT [1]	179,050	6,470,867
QTS Realty Trust, Inc., Class A, REIT	92,893	4,863,878
STAG Industrial, Inc., REIT	235,471	6,468,388
Sun Communities, Inc., REIT	78,002	6,683,211
Total Real Estate		36,247,313
Utilities - 2.6%
IDACORP, Inc.	71,867	6,319,265
NorthWestern Corp.	131,489	7,486,984
Total Utilities		13,806,249
Total Common Stocks (Cost $395,789,228)		520,422,763

	Principal Amount
Short-Term Investments - 11.0%
Repurchase Agreements - 6.4%[2]
Cantor Fitzgerald Securities, Inc., dated 09/29/17, due 10/02/17, 1.070% total to be received $8,180,729 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 10/12/17—05/20/67, totaling $8,343,600)	$8,180,000	8,180,000
Citigroup Global Markets, Inc., dated 09/29/17, due 10/02/17, 1.080% total to be received $8,180,736 (collateralized by various U.S. Government Agency Obligations, 1.898% - 9.000%, 12/01/17 - 06/01/51, totaling $8,343,600)	8,180,000	8,180,000

	Principal Amount	Value
Daiwa Capital Markets America, dated 09/29/17, due 10/02/17, 1.070% total to be received $8,180,729 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 10/12/17 - 12/01/51, totaling $8,343,600)	$8,180,000	$8,180,000
ING Financial Markets LLC, dated 09/29/17, due 10/02/17, 1.050% total to be received $3,534,527 (collateralized by various U.S. Government Agency Obligations, 3.000% - 4.000%, 03/01/26 - 11/01/46, totaling $3,604,935)	3,534,218	3,534,218
State of Wisconsin Investment Board, dated 09/29/17, due 10/02/17, 1.200% total to be received $6,367,516 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 01/15/19 - 02/15/46, totaling $6,505,884)	6,366,879	6,366,879
Total Repurchase Agreements		34,441,097

	Shares
Other Investment Companies - 4.6%
Dreyfus Preferred Government Money Market Fund, Institutional Class Shares, 0.98%[3]	24,316,354	24,316,354
Total Short-Term Investments (Cost $58,757,451)		58,757,451
Total Investments - 108.1% (Cost $454,546,679)		579,180,214
Other Assets, less Liabilities - (8.1)%		(43,529,064)
Net Assets - 100.0%		$535,651,150

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $33,700,631 or 6.3% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

[3]	Yield shown represents the September 30, 2017, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT     Real Estate Investment Trust

13

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$520,422,763	—	—	$520,422,763
Short-Term Investments
Repurchase Agreements	—	$34,441,097	—	34,441,097
Other Investment Companies	24,316,354	—	—	24,316,354

Total Investments in Securities	$544,739,117	$34,441,097	—	$579,180,214

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of September 30, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

14

AMG GW&K Small/Mid Cap Fund
Schedule of Portfolio Investments (unaudited) September 30, 2017

	Shares	Value
Common Stocks - 95.5%
Consumer Discretionary - 11.9%
BJ’s Restaurants, Inc. *	4,750	$144,638
Burlington Stores, Inc. *	3,120	297,835
CalAtlantic Group, Inc.	3,895	142,674
Cavco Industries, Inc. *	1,850	272,967
Dorman Products, Inc. *	4,196	300,518
Five Below, Inc. *	6,040	331,475
Horizon Global Corp. *,1	7,643	134,823
Lithia Motors, Inc., Class A [1]	2,285	274,908
The Michaels Cos., Inc. *	9,000	193,230
Polaris Industries, Inc. [1]	2,345	245,357
Pool Corp.	1,475	159,551
Tupperware Brands Corp.	2,370	146,513
Total Consumer Discretionary		2,644,489
Consumer Staples - 2.6%
PriceSmart, Inc.	3,710	331,117
TreeHouse Foods, Inc. *,1	3,635	246,199
Total Consumer Staples		577,316
Energy - 2.2%
Callon Petroleum Co. *,1	21,800	245,032
Dril-Quip, Inc. *,1	1,845	81,457
QEP Resources, Inc. *	9,400	80,558
Superior Energy Services, Inc. *	8,125	86,775
Total Energy		493,822
Financials - 15.0%
Artisan Partners Asset Management, Inc., Class A	3,925	127,955
BankUnited, Inc.	6,075	216,088
Glacier Bancorp, Inc.	5,783	218,366
James River Group Holdings, Ltd. (Bermuda)	6,125	254,065
MarketAxess Holdings, Inc.	2,950	544,305
Pinnacle Financial Partners, Inc.	3,287	220,065
ProAssurance Corp.	4,733	258,658
Signature Bank *	2,605	333,544
SVB Financial Group *	2,405	449,951
Texas Capital Bancshares, Inc. *	2,885	247,533
Webster Financial Corp.	4,875	256,181
Western Alliance Bancorp *	4,294	227,926
Total Financials		3,354,637
Health Care - 12.5%
Acadia Healthcare Co., Inc. *,1	5,050	241,188
Align Technology, Inc. *	2,115	393,961

	Shares	Value
Alkermes PLC (Ireland)*	4,150	$210,986
Catalent, Inc. *	8,065	321,955
ICU Medical, Inc. *	1,670	310,369
IDEXX Laboratories, Inc. *	1,340	208,357
K2M Group Holdings, Inc. *	6,615	140,304
Premier, Inc., Class A *	6,150	200,305
STERIS PLC (United Kingdom)	3,975	351,390
West Pharmaceutical Services, Inc.	4,310	414,881
Total Health Care		2,793,696
Industrials - 16.2%
Exponent, Inc.	4,820	356,198
Gardner Denver Holdings, Inc. *	9,539	262,513
Graco, Inc.	1,885	233,156
Lincoln Electric Holdings, Inc.	2,885	264,497
The Middleby Corp. *	3,025	387,714
Nordson Corp.	2,225	263,662
RBC Bearings, Inc. *,1	3,025	378,579
Ritchie Bros. Auctioneers, Inc. (Canada)	8,230	260,233
Schneider National, Inc., Class B	9,737	246,346
The Toro Co.	5,600	347,536
Wabtec Corp. [1]	4,025	304,894
WageWorks, Inc. *	5,055	306,838
Total Industrials		3,612,166
Information Technology - 18.4%
ANSYS, Inc. *	2,115	259,574
Blackbaud, Inc.	3,715	326,177
Booz Allen Hamilton Holding Corp.	8,725	326,228
Cognex Corp.	4,604	507,729
CoStar Group, Inc. *	1,390	372,867
Gartner, Inc. *	4,000	497,640
Power Integrations, Inc.	2,776	203,203
Silicon Laboratories, Inc. *	2,775	221,723
SS&C Technologies Holdings, Inc.	6,800	273,020
Tyler Technologies, Inc. *	2,410	420,111
The Ultimate Software Group, Inc. *,1	1,295	245,532
Zebra Technologies Corp., Class A *	4,160	451,693
Total Information Technology		4,105,497
Materials - 5.7%
AptarGroup, Inc.	1,945	167,873
Compass Minerals International, Inc. [1]	2,405	156,085
Eagle Materials, Inc.	2,225	237,407
Quaker Chemical Corp.	1,575	233,021

15

AMG GW&K Small/Mid Cap Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 5.7% (continued)
RPM International, Inc.	9,450	$485,163
Total Materials		1,279,549
Real Estate - 8.7%
American Campus Communities, Inc., REIT	9,150	403,972
CoreSite Realty Corp., REIT	1,855	207,575
Easterly Government Properties, Inc., REIT	11,785	243,596
Mid-America Apartment Communities, Inc., REIT	3,060	327,053
Physicians Realty Trust, REIT	15,600	276,588
Summit Hotel Properties, Inc., REIT	12,655	202,353
Sun Communities, Inc., REIT	3,370	288,742
Total Real Estate		1,949,879
Utilities - 2.3%
OGE Energy Corp.	6,675	240,500
Portland General Electric Co.	5,775	263,571
Total Utilities		504,071
Total Common Stocks
(Cost $20,467,498)		21,315,122
	Principal Amount
Short-Term Investments - 9.9%
Repurchase Agreements - 6.5%[2]
Citigroup Global Markets, Inc., dated 09/29/17, due 10/02/17, 1.080% total to be received $1,000,090 (collateralized by various U.S. Government Agency Obligations, 1.898% - 9.000%, 12/01/17 - 06/01/51, totaling $1,020,000)	$1,000,000	1,000,000

	Principal Amount	Value
HSBC Securities USA, Inc., dated 09/29/17, due 10/02/17, 1.050% total to be received $447,876 (collateralized by various U.S. Government Agency Obligations, 2.500% - 6.500%, 05/01/22 - 08/01/47, totaling $456,796)	$447,837	$447,837
Total Repurchase Agreements		1,447,837

	Shares
Other Investment Companies - 3.4%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.92%[3]	758,201	758,201
Total Short-Term Investments (Cost $2,206,038)		2,206,038
Total Investments - 105.4% (Cost $22,673,536)		23,521,160
Other Assets, less Liabilities - (5.4)%		(1,194,811)
Net Assets - 100.0%		$22,326,349

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $1,422,906 or 6.4% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the September 30, 2017, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
REIT	Real Estate Investment Trust

16

AMG GW&K Small/Mid Cap Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$21,315,122	—	—	$21,315,122
Short-Term Investments
Repurchase Agreements	—	$1,447,837	—	1,447,837
Other Investment Companies	758,201	—	—	758,201

Total Investments in Securities	$22,073,323	$1,447,837	—	$23,521,160

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

17

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

18

Notes to Schedules of Portfolio of Investments (unaudited)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

19

AMG Renaissance Large Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2017

	Shares	Value
Common Stocks - 100.3%
Consumer Discretionary - 15.9%
Carnival Corp.	48,822	$3,152,437
Comcast Corp., Class A	81,952	3,153,513
Darden Restaurants, Inc.	34,767	2,738,944
Dick’s Sporting Goods, Inc.	69,018	1,864,176
Discovery Communications, Inc., Class A *,1	107,615	2,291,123
Dollar General Corp.	43,611	3,534,672
The Interpublic Group of Cos, Inc.	126,802	2,636,214
O’Reilly Automotive, Inc. *	12,235	2,635,052
Ross Stores, Inc.	49,757	3,212,809
The Home Depot, Inc.	20,967	3,429,362
Total Consumer Discretionary		28,648,302
Consumer Staples - 1.9%
CVS Health Corp.	42,195	3,431,298
Financials - 9.4%
American Express Co.	37,840	3,423,006
Ameriprise Financial, Inc.	23,508	3,491,173
The Charles Schwab Corp.	75,536	3,303,945
Prudential Financial, Inc.	27,637	2,938,366
T Rowe Price Group, Inc. [1]	41,226	3,737,137
Total Financials		16,893,627
Health Care - 20.2%
Aetna, Inc.	20,524	3,263,521
Amgen, Inc.	18,134	3,381,084
Anthem, Inc.	16,375	3,109,285
Biogen, Inc. *	11,210	3,510,075
Celgene Corp. *	24,389	3,556,404
Cigna Corp.	18,313	3,423,432
Express Scripts Holding Co. *	49,723	3,148,460
Gilead Sciences, Inc.	43,730	3,543,005
Hologic, Inc. *	74,540	2,734,873
UnitedHealth Group, Inc.	17,154	3,359,611
Varian Medical Systems, Inc. *	33,008	3,302,781
Total Health Care		36,332,531
Industrials - 16.4%
Alaska Air Group, Inc.	33,590	2,561,909
The Boeing Co.	15,377	3,908,987
Cummins, Inc.	21,063	3,539,216
Illinois Tool Works, Inc.	21,237	3,142,227
Masco Corp.	80,318	3,133,205

	Shares	Value
Rockwell Automation, Inc.	20,254	$3,609,465
Southwest Airlines Co.	53,317	2,984,686
Stanley Black & Decker, Inc.	21,310	3,217,171
Union Pacific Corp.	28,887	3,350,025
Total Industrials		29,446,891
Information Technology - 34.7%
Adobe Systems, Inc. *	22,385	3,339,394
Alphabet, Inc., Class A *	3,227	3,142,194
Apple, Inc.	22,097	3,405,590
Applied Materials, Inc.	74,540	3,882,788
Citrix Systems, Inc. *	41,659	3,200,244
Electronic Arts, Inc. *	28,328	3,344,404
F5 Networks, Inc. *	24,925	3,004,958
Facebook, Inc., Class A *	20,052	3,426,285
International Business Machines Corp.	18,761	2,721,846
Juniper Networks, Inc.	106,642	2,967,847
Lam Research Corp.	20,931	3,873,072
Microsoft Corp.	45,371	3,379,686
NetApp, Inc.	74,033	3,239,684
Oracle Corp.	61,636	2,980,101
Skyworks Solutions, Inc.	31,741	3,234,408
Synopsys, Inc. *	42,083	3,388,944
Texas Instruments, Inc.	40,486	3,629,165
Total System Services, Inc.	50,564	3,311,942
Western Digital Corp.	33,649	2,907,274
Total Information Technology		62,379,826
Materials - 1.8%
Crown Holdings, Inc. *	54,478	3,253,426
Total Common Stocks (Cost $164,714,874)		180,385,901
	Principal Amount
Short-Term Investments - 3.8%
Repurchase Agreements - 2.6%[2]
Bank of Montreal, dated 09/29/17, due 10/02/17, 1.040% total to be received $231,080 (collateralized by various U.S. Government Agency Obligations, 0.000% - 3.125%, 04/15/18 - 02/15/43, totaling $235,681)	$231,060	231,060
Cantor Fitzgerald Securities, Inc., dated 09/29/17, due 10/02/17, 1.070% total to be received $1,098,252 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 10/12/17 - 05/20/67, totaling $1,120,117)	1,098,154	1,098,154

1

AMG Renaissance Large Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Repurchase Agreements - 2.6% (continued)
Daiwa Capital Markets America, dated 09/29/17, due 10/02/17, 1.070% total to be received $1,098,252 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 10/12/17 - 12/01/51, totaling $1,120,117)	$1,098,154	$1,098,154
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 09/29/17, due 10/02/17, 1.070% total to be received $1,098,252 (collateralized by various U.S. Government Agency Obligations, 1.830% -4.500%, 01/01/26 - 07/15/52, totaling $1,120,117)	1,098,154	1,098,154
Nomura Securities International, Inc., dated 09/29/17, due 10/02/17, 1.080% total to be received $1,098,253 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 11/15/17 - 08/20/67, totaling $1,120,117)	1,098,154	1,098,154
Total Repurchase Agreements		4,623,676

	Shares	Value
Other Investment Companies - 1.2%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.92% [3]	2,182,414	$2,182,414
Total Short-Term Investments (Cost $6,806,090)		6,806,090
Total Investments - 104.1% (Cost $171,520,964)		187,191,991
Other Assets, less Liabilities - (4.1)%		(7,439,695)
Net Assets - 100.0%		$179,752,296

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $4,521,145 or 2.5% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the September 30, 2017, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$180,385,901	—	—	$180,385,901
Short-Term Investments
Repurchase Agreements	—	$4,623,676	—	4,623,676
Other Investment Companies	2,182,414	—	—	2,182,414

Total Investments in Securities	$182,568,315	$4,623,676	—	$187,191,991

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of September 30, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

2

AMG Renaissance International Equity Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2017

	Shares	Value
Common Stocks - 99.1%
Consumer Discretionary - 16.6%
Bridgestone Corp., ADR (Japan)	2,019	$45,872
Carnival PLC, ADR (United States)	740	47,715
China Lodging Group, Ltd., Sponsored ADR (China) *	420	49,904
GKN PLC, Sponsored ADR (United Kingdom)	11,550	53,708
Magna International, Inc. (Canada)	1,040	55,515
Pandora A/S, Sponsored ADR (Denmark) [1]	1,948	48,310
Persimmon PLC, ADR (United Kingdom) [1]	794	55,890
Renault, S.A., ADR (France)	2,512	49,361
Valeo, S.A., Sponsored ADR (France)	1,319	49,093
Total Consumer Discretionary		455,368
Consumer Staples - 3.8%
Unilever PLC, Sponsored ADR (United Kingdom)	846	49,034
WH Group, Ltd., Sponsored ADR (Hong Kong)	2,625	56,228
Total Consumer Staples		105,262
Energy - 2.0%
LUKOIL PJSC, Sponsored ADR (Russia)	1,037	54,992
Financials - 17.8%
Allianz SE, Sponsored ADR (Germany)	2,312	51,766
AXA, S.A. (France)	1,642	49,641
DBS Group Holdings, Ltd., Sponsored ADR (Singapore)	775	47,732
Grupo Financiero Banorte, S.A.B. de CV, Sponsored ADR (Mexico)	1,597	54,921
Grupo Financiero Santander Mexico, S.A.B. de CV, Series B shares, ADR (Mexico)	5,101	51,469
Kasikornbank PCL, ADR (Thailand) [1]	1,913	49,432
KB Financial Group, Inc., ADR (South Korea)	968	47,461
Manulife Financial Corp. (Canada)	2,313	46,931
ORIX Corp., Sponsored ADR (Japan)	540	43,707
SCOR SE, Sponsored ADR (France) [1]	10,847	45,991
Total Financials		489,051
Health Care - 5.6%
ICON PLC (Ireland) *	512	58,307
Jazz Pharmaceuticals PLC (Ireland) *	309	45,191
Sanofi (France)	495	49,275
Total Health Care		152,773
Industrials - 18.8%
ACS Actividades de Construccion y Servicios, S.A. (Spain)	1,172	43,475

	Shares	Value
AerCap Holdings, N.V. (Ireland) *	909	$46,459
Beijing Capital International Airport Co. Ltd, Class H (China)	31,148	46,491
Canadian National Railway Co. (Canada)	568	47,059
China Eastern Airlines Corp., Ltd., ADR (China)	1,557	38,053
Controladora Vuela Cia de Aviacion, S.A.B. de CV, ADR (Mexico) *	3,290	39,052
Deutsche Post AG, Sponsored ADR (Germany)	1,246	55,671
Mitsubishi Electric Corp., ADR (Japan) [1]	1,558	48,797
Ryanair Holdings PLC, Sponsored ADR (Ireland) *	498	52,499
SMC Corp., Sponsored ADR (Japan)	2,827	50,462
Vestas Wind Systems A/S, ADR (Denmark)	1,638	49,402
Total Industrials		517,420
Information Technology - 15.8%
Advanced Semiconductor Engineering, Inc., ADR (Taiwan)	6,735	41,622
Capgemini SE, ADR (France)	2,361	55,271
Check Point Software Technologies, Ltd. (Israel) *	411	46,862
Infineon Technologies AG, ADR (Germany)	2,292	57,804
Murata Manufacturing Co., Ltd., ADR (Japan) [1]	1,281	47,295
NetEase, Inc., ADR (China)	154	40,627
NXP Semiconductors, N.V. (Netherlands) *	394	44,558
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (Taiwan)	1,344	50,467
Wipro, Ltd., ADR (India) [1]	8,432	47,894
Total Information Technology		432,400
Materials - 10.7%
Akzo Nobel, N.V., Sponsored ADR (Netherlands)	1,535	47,125
Arkema, S.A., Sponsored ADR (France) [1]	430	52,447
CRH PLC, Sponsored ADR (Ireland)	1,257	47,590
Sinopec Shanghai Petrochemical Co., Ltd., Sponsored ADR (China)	854	51,086
Solvay, S.A. (Belgium)	319	47,690
Toray Industries, Inc., ADR (Japan) [1]	2,399	47,884
Total Materials		293,822
Telecommunication Services - 6.6%
China Mobile, Ltd., Sponsored ADR (Hong Kong)	910	46,019
KDDI Corp., ADR (Japan)	3,697	48,615
Nippon Telegraph & Telephone Corp., ADR (Japan)	964	44,074

3

AMG Renaissance International Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Telecommunication Services - 6.6% (continued)
SK Telecom Co., Ltd., Sponsored ADR (South Korea)	1,713	$42,123
Total Telecommunication Services		180,831
Utilities - 1.4%
Korea Electric Power Corp., Sponsored ADR (South Korea) [1]	2,324	38,950
Total Common Stocks (Cost $2,285,238)		2,720,869

	Principal Amount
Short-Term Investments - 12.5%
Repurchase Agreements - 8.2%[2]
JPMorgan Securities, dated 09/29/17, due 10/02/17, 1.050% total to be received $224,991 (collateralized by various U.S. Government Agency Obligations, 0.875% - 5.250%, 05/31/18 - 08/15/44, totaling $229,471)	$224,971	224,971

	Shares	Value
Other Investment Companies - 4.3%
Dreyfus Preferred Government Money Market Fund, Institutional Class Shares, 0.98% [3]	117,344	$117,344
Total Short-Term Investments (Cost $342,315)		342,315
Total Investments - 111.6% (Cost $2,627,553)		3,063,184
Other Assets, less Liabilities - (11.6)%		(318,006)
Net Assets - 100.0%		$2,745,178

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $221,380 or 8.1% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the September 30, 2017, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR	American Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$427,454	$89,966	—	$517,420
Financials	439,410	49,641	—	489,051
Consumer Discretionary	455,368	—	—	455,368
Information Technology	432,400	—	—	432,400
Materials	246,132	47,690	—	293,822
Telecommunication Services	180,831	—	—	180,831
Health Care	103,498	49,275	—	152,773
Consumer Staples	105,262	—	—	105,262
Energy	54,992	—	—	54,992
Utilities	38,950	—	—	38,950
Short-Term Investments
Repurchase Agreements	—	224,971	—	224,971
Other Investment Companies	117,344	—	—	117,344

Total Investments in Securities	$2,601,641	$461,543	—	$3,063,184

As of September 30, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

4

AMG Renaissance International Equity Fund
Schedule of Portfolio Investments (continued)

Country	Percent †
Belgium	1.7%
Canada	5.5%
China	8.3%
Denmark	3.6%
France	12.9%
Germany	6.1%
Hong Kong	3.8%
India	1.8%
Ireland	9.2%
Israel	1.7%
Japan	13.8%
Mexico	5.3%
Netherlands	3.4%
Russia	2.0%
Singapore	1.8%
South Korea	4.7%
Spain	1.6%
Taiwan	3.4%
Thailand	1.8%
United Kingdom	5.8%
United States	1.8%

100.0%

†	As a percentage of total long-term investments as of September 30, 2017.

5

Notes to Schedules of Portfolio Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds' portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Fund LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds' own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

6

AMG Managers Skyline Special Equities Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2017

	Shares	Value
Common Stocks - 90.5%
Consumer Discretionary - 12.3%
Aaron’s, Inc.	533,200	$23,263,516
Brunswick Corp.	437,300	24,475,681
Chico’s FAS, Inc.	1,359,700	12,169,315
The Children’s Place, Inc. [1]	286,300	33,826,345
Gildan Activewear, Inc. (Canada)	389,300	12,177,304
La-Z-Boy, Inc.	405,300	10,902,570
LCI Industries	159,950	18,530,208
Signet Jewelers, Ltd. [1]	197,300	13,130,315
Winnebago Industries, Inc.	305,100	13,653,225
Total Consumer Discretionary		162,128,479
Financials - 21.0%
BancorpSouth, Inc.	794,500	25,463,724
Essent Group, Ltd. *	501,250	20,300,625
First Busey Corp.	879,743	27,588,740
First Midwest Bancorp, Inc.	944,104	22,110,916
Greenhill & Co., Inc. [1]	795,700	13,208,620
Hope Bancorp, Inc.	815,100	14,435,421
Infinity Property & Casualty Corp.	246,800	23,248,560
Janus Henderson Group PLC (United Kingdom)	461,388	16,074,758
OceanFirst Financial Corp.	458,600	12,606,914
Reinsurance Group of America, Inc.	143,947	20,084,925
Sterling Bancorp	799,920	19,718,028
UMB Financial Corp.	266,600	19,859,034
Umpqua Holdings Corp.	1,216,914	23,741,992
WSFS Financial Corp.	367,900	17,935,125
Total Financials		276,377,382
Health Care - 6.8%
Acadia Healthcare Co., Inc. *,1	426,600	20,374,416
AMN Healthcare Services, Inc. *	453,200	20,711,240
Cross Country Healthcare, Inc. *	1,242,089	17,674,926
The Ensign Group, Inc.	761,800	17,209,062
Teleflex, Inc.	56,050	13,562,419
Total Health Care		89,532,063
Industrials - 21.3%
BMC Stock Holdings, Inc. *	1,183,820	25,274,557
CBIZ, Inc. *	1,282,850	20,846,313
Columbus McKinnon Corp.	595,350	22,545,904
EnPro Industries, Inc.	314,600	25,334,738

	Shares	Value
Hillenbrand, Inc.	330,600	$12,843,810
JELD-WEN Holding, Inc. *	293,300	10,418,016
Knoll, Inc.	1,071,800	21,436,000
Korn/Ferry International	436,700	17,219,081
ManpowerGroup, Inc.	218,300	25,720,106
McGrath RentCorp	399,900	17,495,625
NN, Inc.	744,000	21,576,000
NOW, Inc. *	1,023,800	14,138,678
Rexnord Corp. *	917,126	23,304,172
TriMas Corp. *	862,900	23,298,300
Total Industrials		281,451,300
Information Technology - 18.9%
ADTRAN, Inc.	773,200	18,556,800
Belden, Inc.	314,600	25,334,738
Benchmark Electronics, Inc. *	567,889	19,393,409
Diebold Nixdorf, Inc. [1]	735,900	16,815,315
EVERTEC, Inc. (Puerto Rico)	585,900	9,286,515
Knowles Corp. *	1,082,500	16,529,775
NetScout Systems, Inc. *	394,600	12,765,310
Perficient, Inc. *	716,500	14,093,555
Sanmina Corp. *	405,210	15,053,552
Veeco Instruments, Inc. *	826,500	17,687,100
Versum Materials, Inc.	458,577	17,801,959
Virtusa Corp. *	567,700	21,447,706
WNS Holdings, Ltd., ADR (India) *	587,100	21,429,150
Zebra Technologies Corp., Class A *	213,300	23,160,114
Total Information Technology		249,354,998
Materials - 8.6%
Berry Global Group, Inc. *	277,700	15,731,705
Compass Minerals International, Inc. [1]	149,900	9,728,510
Ferro Corp. *	1,418,400	31,630,320
Materion Corp.	453,100	19,551,265
Minerals Technologies, Inc.	277,300	19,591,245
PH Glatfelter Co.	900,901	17,522,524
Total Materials		113,755,569
Real Estate - 1.6%
Realogy Holdings Corp.	639,900	21,084,705
Total Common Stocks (Cost $881,935,036)		1,193,684,496

1

AMG Managers Skyline Special Equities Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 17.3%
Repurchase Agreements - 3.0%[2]
Bank of Nova Scotia, dated 09/29/17, due 10/02/17, 1.060% total to be received $9,405,821 (collateralized by various U.S. Government Agency Obligations, 3.000%, 07/20/46 - 08/20/47, totaling $9,593,937)	$9,404,990	$9,404,990
Cantor Fitzgerald Securities, Inc., dated 09/29/17, due 10/02/17, 1.070% total to be received $9,405,829 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 10/12/17 - 05/20/67, totaling $9,593,090)	9,404,990	9,404,990
ING Financial Markets LLC, dated 09/29/17, due 10/02/17, 1.050% total to be received $4,063,553 (collateralized by various U.S. Government Agency Obligations, 3.000% - 4.000%, 03/01/26 - 11/01/46, totaling $4,144,498)	4,063,197	4,063,197
MUFG Securities America, Inc., dated 09/29/17, due 10/02/17, 1.060% total to be received $9,405,821 (collateralized by various U.S. Government Agency Obligations, 1.920% - 5.370%, 01/01/19 - 08/20/67, totaling $9,593,090)	9,404,990	9,404,990

	Principal Amount	Value
State of Wisconsin Investment Board, dated 09/29/17, due 10/02/17, 1.200% total to be received $7,321,236 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 01/15/19 - 02/15/46, totaling $7,480,329)	$7,320,504	$7,320,504
Total Repurchase Agreements		39,598,671

	Shares
Other Investment Companies - 14.3%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.92% [3]	189,440,162	189,440,162
Total Short-Term Investments (Cost $229,038,833)		229,038,833
Total Investments - 107.8% (Cost $1,110,973,869)		1,422,723,329
Other Assets, less Liabilities - (7.8)%		(103,240,171)
Net Assets - 100.0%		$1,319,483,158

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $38,854,618 or 2.9% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the September 30, 2017, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$1,193,684,496	—	—	$1,193,684,496
Short-Term Investments
Repurchase Agreements	—	$39,598,671	—	39,598,671
Other Investment Companies	189,440,162	—	—	189,440,162

Total Investments in Securities	$1,383,124,658	$39,598,671	—	$1,422,723,329

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of September 30, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

2

Notes to Schedules of Portfolio Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Fund LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

3

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2017

	Shares	Value
Common Stocks - 93.7%
Consumer Discretionary - 13.5%
Bright Horizons Family Solutions, Inc. *	320,066	$27,592,890
Cable One, Inc.	20,500	14,803,460
Chegg, Inc. *,1	845,500	12,547,220
Core-Mark Holding Co., Inc.	215,000	6,910,100
Dave & Buster’s Entertainment, Inc. *	150,000	7,872,000
Five Below, Inc. *	205,000	11,250,400
Floor & Decor Holdings, Inc., Class A *	283,100	11,021,083
IMAX Corp. (Canada)*,1	510,599	11,565,067
Lithia Motors, Inc., Class A [1]	60,000	7,218,600
Monro, Inc.	325,045	18,218,772
Ollie’s Bargain Outlet Holdings, Inc. *	120,000	5,568,000
Papa John’s International, Inc. [1]	135,000	9,864,450
Strayer Education, Inc.	71,800	6,265,986
William Lyon Homes, Class A *	235,000	5,402,650
Total Consumer Discretionary		156,100,678
Consumer Staples - 1.4%
MGP Ingredients, Inc. [1]	267,000	16,188,210
Energy - 1.7%
Keane Group, Inc. *,1	363,100	6,056,508
Matador Resources Co. *,1	350,024	9,503,152
WildHorse Resource Development Corp. *,1	292,210	3,892,237
Total Energy		19,451,897
Financials - 5.2%
AMERISAFE, Inc.	130,052	7,569,027
Cadence BanCorp *	250,050	5,731,146
Double Eagle Acquisition Corp., Class A *	555,400	5,609,540
FCB Financial Holdings, Inc., Class A *	144,200	6,964,860
Hamilton Lane, Inc., Class A	365,000	9,800,250
ProAssurance Corp.	239,565	13,092,227
WisdomTree Investments, Inc. [1]	1,080,000	10,994,400
Total Financials		59,761,450
Health Care - 13.5%
Achaogen, Inc. *,1	217,400	3,467,530
Allscripts Healthcare Solutions, Inc. *	490,000	6,972,700
Amedisys, Inc. *	171,420	9,592,663
American Renal Associates Holdings, Inc. *,1	303,804	4,547,946
Avexis, Inc. *	57,810	5,591,961
Blueprint Medicines Corp. *	125,000	8,708,750
Civitas Solutions, Inc. *	530,066	9,779,718
Cotiviti Holdings, Inc. *,1	92,100	3,313,758
DBV Technologies, S.A., Sponsored ADR (France)*	125,028	5,306,188

	Shares	Value
Dermira, Inc. *,1	350,018	$9,450,486
Evolent Health, Inc., Class A *,1	446,012	7,939,014
HealthEquity, Inc. *	134,000	6,777,720
Inogen, Inc. *	110,000	10,461,000
iRhythm Technologies, Inc. *	225,000	11,673,000
K2M Group Holdings, Inc. *	432,330	9,169,719
PRA Health Sciences, Inc. *	126,033	9,599,934
Radius Health, Inc. *,1	304,150	11,724,982
Repligen Corp. *,1	345,600	13,243,392
Sarepta Therapeutics, Inc. *,1	133,800	6,069,168
Sienna Biopharmaceuticals, Inc. *,1	108,000	2,403,000
Total Health Care		155,792,629
Industrials - 23.2%
Albany International Corp., Class A	369,017	21,181,576
Allegiant Travel Co.	96,964	12,770,159
Beacon Roofing Supply, Inc. *	374,800	19,208,500
Clean Harbors, Inc. *	275,000	15,592,500
Daseke, Inc. *	191,500	2,499,075
EMCOR Group, Inc.	220,064	15,268,040
Exponent, Inc.	160,000	11,824,000
Healthcare Services Group, Inc.	210,073	11,337,640
Huron Consulting Group, Inc. *	180,776	6,200,617
ICF International, Inc. *	225,076	12,142,850
Knight-Swift Transportation Holdings, Inc. *	250,000	10,387,500
Milacron Holdings Corp. *	746,000	12,577,560
On Assignment, Inc. *	490,002	26,303,307
Orbital ATK, Inc.	48,018	6,394,077
RBC Bearings, Inc. *	80,096	10,024,014
Rexnord Corp. *	435,430	11,064,276
TriNet Group, Inc. *	329,600	11,081,152
UniFirst Corp.	78,000	11,817,000
Viad Corp.	111,140	6,768,426
WageWorks, Inc. *	404,274	24,539,432
Watts Water Technologies, Inc., Class A	114,500	7,923,400
Total Industrials		266,905,101
Information Technology - 27.6%
2U, Inc. *,1	314,780	17,640,271
ACI Worldwide, Inc. *	278,530	6,344,913
Acxiom Corp. *	300,000	7,392,000
Blackhawk Network Holdings, Inc. *	236,900	10,376,220
Blackline, Inc. *,1	210,000	7,165,200
BroadSoft, Inc. *,1	200,034	10,061,710
Carbonite, Inc. *	195,000	4,290,000

1

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 27.6% (continued)
Cision, Ltd. *,1	599,100	$7,800,282
Cloudera, Inc. *,1	310,000	5,152,200
Envestnet, Inc. *	270,432	13,792,032
Exela Technologies, Inc. *	526,400	2,579,360
ExlService Holdings, Inc. *	288,039	16,798,435
Fair Isaac Corp.	80,180	11,265,290
FARO Technologies, Inc. *	154,000	5,890,500
j2 Global, Inc. [1]	258,157	19,072,639
Littelfuse, Inc.	60,505	11,851,720
MACOM Technology Solutions Holdings, Inc. *,1	220,000	9,814,200
MAXIMUS, Inc.	148,000	9,546,000
MKS Instruments, Inc.	305,000	28,807,250
New Relic, Inc. *	165,020	8,217,996
NIC, Inc.	452,419	7,758,986
Paycom Software, Inc. *,1	240,800	18,050,368
Pegasystems, Inc.	215,000	12,394,750
Q2 Holdings, Inc. *	396,002	16,493,483
RealPage, Inc. *	43,110	1,720,089
Science Applications International Corp.	140,033	9,361,206
Talend, S.A., ADR (France)*,1	280,000	11,463,200
WEX, Inc. *	245,445	27,543,838
Total Information Technology		318,644,138
Materials - 1.8%
PolyOne Corp.	285,068	11,411,272
Summit Materials, Inc., Class A *	269,468	8,631,060
Total Materials		20,042,332
Real Estate - 3.4%
HFF, Inc., Class A	280,053	11,078,897
Kennedy-Wilson Holdings, Inc. [1]	879,258	16,310,236

	Shares	Value
National Storage Affiliates Trust, REIT	500,000	$12,120,000
Total Real Estate		39,509,133
Telecommunication Services - 2.1%
Cogent Communications Holdings, Inc.	220,082	10,762,010
Shenandoah Telecommunications Co.	370,000	13,764,000
Total Telecommunication Services		24,526,010
Utilities - 0.3%
AquaVenture Holdings, Ltd. *,[1]	285,045	3,848,108
Total Common Stocks (Cost $756,815,934)		1,080,769,686
Exchange Traded Funds - 1.1%
iShares Russell 2000 Growth Index Fund[1] (Cost $ 11,958,142)	70,000	12,527,200
Preferred Stock - 0.6%
Consumer Discretionary - 0.6%
Wheels Up *,2	2,243,589	6,999,997
Total Preferred Stock (Cost $6,999,997)		6,999,997
	Principal Amount
Short-Term Investments - 16.3%
Repurchase Agreements - 12.6%[3]
Bank of Nova Scotia, dated 09/29/17, due 10/02/17, 1.060% total to be received $109,134 (collateralized by various U.S. Government Agency Obligations, 3.000%, 07/20/46 - 08/20/47, totaling $111,316)	$109,124	109,124
Cantor Fitzgerald Securities, Inc., dated 09/29/17, due 10/02/17, 1.070% total to be received $34,480,452 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 10/12/17 - 05/20/67, totaling $35,166,926)	34,477,378	34,477,378

2

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Repurchase Agreements - 12.6% (continued)
Daiwa Capital Markets America, dated 09/29/17, due 10/02/17, 1.070% total to be received $34,480,452 (collateralized by various U.S. Government Agency Obligations, 0.000% -6.500%, 10/12/17 - 12/01/51, totaling $35,166,926)	$34,477,378	$34,477,378
ING Financial Markets LLC, dated 09/29/17, due 10/02/17, 1.050% total to be received $14,696,984 (collateralized by various U.S. Government Agency Obligations, 3.000% -4.000%, 03/01/26 - 11/01/46, totaling $14,989,746)	14,695,698	14,695,698
Mizuho Securities USA LLC, dated 09/29/17, due 10/02/17, 1.060% total to be received $34,480,424 (collateralized by various U.S. Government Agency Obligations, 3.500% - 4.000%, 09/01/47 - 08/01/56, totaling $35,166,926)	34,477,378	34,477,378

	Principal Amount	Value
State of Wisconsin Investment Board, dated 09/29/17, due 10/02/17, 1.200% total to be received $26,929,920 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 01/15/19 - 02/15/46, totaling $27,515,114)	$26,927,227	$26,927,227
Total Repurchase Agreements		145,164,183
	Shares
Other Investment Companies - 3.7%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.92%[4]	42,985,228	42,985,228
Total Short-Term Investments (Cost $188,149,411)		188,149,411
Total Investments - 111.7% (Cost $963,923,484)		1,288,446,294
Other Assets, less Liabilities - (11.7)%		(134,876,025)
Net Assets - 100.0%		$1,153,570,269

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $141,276,774 or 12.2% of net assets, were out on loan to various brokers.
[2]	Fair Valued level 3 security.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the September 30, 2017, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$1,080,769,686	—	—	$1,080,769,686
Exchange Traded Funds	12,527,200	—	—	12,527,200
Preferred Stock	—	—	$6,999,997	6,999,997
Short-Term Investments
Repurchase Agreements	—	$145,164,183	—	145,164,183
Other Investment Companies	42,985,228	—	—	42,985,228

Total Investments in Securities	$1,136,282,114	$145,164,183	$6,999,997	$1,288,446,294

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of September 30, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

3

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at September 30, 2017:

Common Stock
Balance as of December 31, 2016	—
Accrued Discounts (premiums)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	$6,999,997
Sales	—
Transfers in to Level 3	—
Transfers out of Level 3	—
Balance as of September 30, 2017	$6,999,997
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2017	—

The following table summarizes the quantitative inputs and assumptions used for items categorized in Level 3 of the fair value hierarchy as of September 30, 2017. The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Fund’s fair value measurements.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 9/30/17	Valuation Technique(s)	Unobservable Inputs(s)	Range	Average
Preferred Stocks	$6,999,997	Recent Financing	Recent Transaction Price	N/A	N/A

	$6,999,997

4

AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2017

	Shares	Value
Common Stocks - 98.2%
Consumer Discretionary - 12.9%
Brunswick Corp.	412,900	$23,110,013
Dollar Tree, Inc. *	514,200	44,642,844
Domino’s Pizza, Inc. [1]	102,000	20,252,100
Expedia, Inc.	139,500	20,079,630
Hanesbrands, Inc. [1]	865,700	21,330,848
International Game Technology PLC	735,700	18,061,435
Leggett & Platt, Inc.	341,400	16,295,022
O’Reilly Automotive, Inc. *	160,600	34,588,422
Pool Corp.	184,300	19,935,731
Ross Stores, Inc.	336,600	21,734,262
ServiceMaster Global Holdings, Inc. *	417,700	19,519,121
Total Consumer Discretionary		259,549,428
Consumer Staples - 2.0%
Church & Dwight Co., Inc.	472,000	22,868,400
McCormick & Co., Inc., Non-Voting Shares	177,300	18,198,072
Total Consumer Staples		41,066,472
Energy - 1.3%
Concho Resources, Inc. *	204,500	26,936,740
Financials - 11.3%
Apollo Global Management LLC, Class A [1]	874,800	26,331,480
Assured Guaranty, Ltd. (Bermuda)	695,750	26,264,562
Nasdaq, Inc.	301,700	23,402,869
The Progressive Corp.	1,051,000	50,889,420
RenaissanceRe Holdings, Ltd. (Bermuda)	148,400	20,054,776
S&P Global, Inc.	215,400	33,669,174
Signature Bank *	175,075	22,416,603
TD Ameritrade Holding Corp.	511,925	24,981,940
Total Financials		228,010,824
Health Care - 12.8%
Agilent Technologies, Inc.	262,000	16,820,400
Bio-Rad Laboratories, Inc., Class A *	125,400	27,866,388
Boston Scientific Corp. *	756,700	22,072,939
Centene Corp. *	229,500	22,208,715
DaVita, Inc. *	606,100	35,996,279
Henry Schein, Inc. *	312,100	25,589,079
Neurocrine Biosciences, Inc. *	453,700	27,802,736
Premier, Inc., Class A *	783,400	25,515,338
TESARO, Inc. *,1	71,226	9,195,277
Universal Health Services, Inc., Class B	238,500	26,459,190

	Shares	Value
Vertex Pharmaceuticals, Inc. *	123,600	$18,792,144
Total Health Care		258,318,485
Industrials - 22.7%
AerCap Holdings, N.V. (Ireland)*	516,300	26,388,093
AMETEK, Inc.	383,400	25,319,736
BWX Technologies, Inc.	441,000	24,704,820
Carlisle Cos., Inc.	165,900	16,638,111
Copart, Inc. *	458,300	15,751,771
Equifax, Inc.	50,275	5,328,647
Genesee & Wyoming, Inc., Class A *	354,900	26,266,149
Hexcel Corp.	305,100	17,518,842
JB Hunt Transport Services, Inc.	191,000	21,216,280
L3 Technologies, Inc.	190,200	35,839,386
Lincoln Electric Holdings, Inc.	192,700	17,666,736
Nielsen Holdings PLC	640,600	26,552,870
Nordson Corp.	204,400	24,221,400
Ryanair Holdings PLC, Sponsored ADR (Ireland)*	269,500	28,410,690
TransDigm Group, Inc. [1]	108,700	27,789,155
TransUnion *	535,500	25,307,730
Verisk Analytics, Inc. *	279,900	23,284,881
WABCO Holdings, Inc. *	145,900	21,593,200
Waste Connections, Inc. (Canada)	409,600	28,655,616
Watsco, Inc.	122,000	19,650,540
Total Industrials		458,104,653
Information Technology - 25.3%
Alliance Data Systems Corp.	158,500	35,115,675
Amdocs, Ltd.	547,900	35,240,928
Amphenol Corp., Class A	302,500	25,603,600
Booz Allen Hamilton Holding Corp.	1,133,900	42,396,521
CoStar Group, Inc. *	93,800	25,161,850
Dolby Laboratories, Inc., Class A	484,300	27,856,936
Electronic Arts, Inc. *	208,400	24,603,704
Fidelity National Information Services, Inc.	299,400	27,960,966
FleetCor Technologies, Inc. *	187,100	28,957,467
Gartner, Inc. *	404,600	50,336,286
Global Payments, Inc.	540,425	51,356,588
Marvell Technology Group, Ltd. (Bermuda)	1,299,300	23,257,470
Microchip Technology, Inc. [1]	248,600	22,319,308
Open Text Corp. (Canada)[1]	480,650	15,520,188
PTC, Inc. *	264,900	14,908,572
Red Hat,Inc. *	216,600	24,012,276

5

AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 25.3% (continued)

Tyler Technologies, Inc. *	118,700	$20,691,784
Vantiv, Inc., Class A *,1	199,000	14,023,530
Total Information Technology		509,323,649
Materials - 3.7%
Ecolab, Inc.	207,000	26,622,270
Martin Marietta Materials, Inc.	156,025	32,177,036
The Scotts Miracle-Gro Co.	163,100	15,876,154
Total Materials		74,675,460
Real Estate - 5.4%
CBRE Group, Inc., Class A *	1,138,800	43,137,744
SBA Communications Corp., REIT *	458,200	66,003,710
Total Real Estate		109,141,454
Telecommunication Services - 0.8%
Zayo Group Holdings, Inc. *	488,475	16,813,310
Total Common Stocks (Cost $1,304,926,785)		1,981,940,475

	Principal Amount
Short-Term Investments - 6.3%
Repurchase Agreements - 3.4%[2]
Bank of Nova Scotia, dated 09/29/17, due 10/02/17, 1.060% total to be received $16,423,547 (collateralized by various U.S. Government Agency Obligations, 3.000%, 07/20/46 - 08/20/47, totaling $16,752,018)	$16,422,096	16,422,096
Cantor Fitzgerald Securities, Inc., dated 09/29/17, due 10/02/17, 1.070% total to be received $16,423,560 (collateralized by various U.S. Government Agency Obligations, 0.000% -10.000%, 10/12/17 - 05/20/67, totaling $16,750,538)	16,422,096	16,422,096

	Principal Amount	Value
Citigroup Global Markets, Inc., dated 09/29/17, due 10/02/17, 1.080% total to be received $16,423,574 (collateralized by various U.S. Government Agency Obligations, 1.898% -9.000%, 12/01/17 - 06/01/51, totaling $16,750,538)	$16,422,096	$16,422,096
ING Financial Markets LLC, dated 09/29/17, due 10/02/17, 1.050% total to be received $7,095,449 (collateralized by various U.S. Government Agency Obligations, 3.000% - 4.000%, 03/01/26 - 11/01/46, totaling $7,236,789)	7,094,828	7,094,828
State of Wisconsin Investment Board, dated 09/29/17, due 10/02/17, 1.200% total to be received $12,783,758 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 01/15/19 - 02/15/46, totaling $13,061,553)	12,782,480	12,782,480
Total Repurchase Agreements		69,143,596

	Shares
Other Investment Companies - 2.9%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.92%[3]	38,098,398	38,098,398
JP Morgan U.S. Government Money Market Fund, Capital Shares, 0.91%[3]	20,253,924	20,253,924
Total Other Investment Companies		58,352,322
Total Short-Term Investments (Cost $127,495,918)		127,495,918
Total Investments - 104.5% (Cost $1,432,422,703)		2,109,436,393
Other Assets, less Liabilities - (4.5)%		(91,286,503)
Net Assets - 100.0%		$2,018,149,890

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $68,193,975 or 3.4% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the September 30, 2017, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR   American Depositary Receipt

REIT   Real Estate Investment Trust

6

AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$1,981,940,475	—	—	$1,981,940,475
Short-Term Investments
Repurchase Agreements	—	$69,143,596	—	69,143,596
Other Investment Companies	58,352,322	—	—	58,352,322

Total Investments in Securities	$2,040,292,797	$69,143,596	—	$2,109,436,393

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of September 30, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

7

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2017

	Shares	Value
Common Stocks - 89.7%
Consumer Discretionary - 20.3%
ABC-Mart, Inc. (Japan)	122,500	$6,470,765
CIE Automotive, S.A. (Spain)[1]	332,700	8,888,086
CTS Eventim AG & Co. KGaA (Germany)	98,012	4,282,159
Dalata Hotel Group PLC (Ireland)*	1,252,830	8,188,335
Dignity PLC (United Kingdom)	279,000	8,621,196
Don Quijote Holdings Co., Ltd. (Japan)	78,600	2,937,887
Greene King PLC (United Kingdom)[1]	985,130	7,220,203
IDOM, Inc. (Japan)[1]	904,600	5,590,335
Izumi Co., Ltd. (Japan)	134,100	6,884,355
Modern Times Group MTG AB, Class B (Sweden)[1]	291,200	10,560,471
Moncler S.P.A. (Italy)	168,200	4,859,867
Samsonite International, S.A.	2,768,350	11,906,099
Skylark Co., Ltd. (Japan)	256,000	3,783,432
Yoox Net-A-Porter Group S.P.A. (Italy)*,1	151,675	5,953,036
Total Consumer Discretionary		96,146,226
Consumer Staples - 2.1%
Sugi Holdings Co., Ltd. (Japan)	182,930	9,737,571
Financials - 19.4%
Avanza Bank Holding AB (Sweden)[1]	155,700	6,522,467
Bolsas y Mercados Espanoles SHMSF, S.A.
(Spain)[1]	76,000	2,622,858
Challenger, Ltd. (Australia)	473,578	4,642,140
Credito Real, S.A.B. de C.V. SOFOM ER (Mexico)	1,188,865	2,016,042
Dewan Housing Finance Corp., Ltd. (India)	733,100	6,180,611
Edelweiss Financial Services, Ltd. (India)	1,051,600	4,332,248
FinecoBank Banca Fineco S.P.A. (Italy)	1,301,500	11,555,351
GRENKE AG (Germany)	22,125	2,064,682
The Hiroshima Bank, Ltd. (Japan)	465,300	3,772,599
Hoist Finance AB (Sweden)[1,2]	278,600	2,873,510
Indiabulls Housing Finance, Ltd. (India)	339,850	6,291,465
Jupiter Fund Management PLC (United Kingdom)	1,054,700	7,812,576
Qualitas Controladora, SAB de CV (Mexico)	750,225	1,232,660
Steadfast Group, Ltd. (Australia)	3,686,900	8,087,069
Tamburi Investment Partners S.P.A. (Italy)	459,300	3,214,802
Topdanmark A/S (Denmark)*	284,050	11,190,301
Zenkoku Hosho Co., Ltd. (Japan)	178,300	7,494,361
Total Financials		91,905,742
Health Care - 8.6%
Amplifon S.P.A. (Italy)	877,100	13,351,463

	Shares	Value
DiaSorin S.P.A. (Italy)	23,425	$2,089,119
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	312,000	2,882,064
Japan Lifeline Co., Ltd. (Japan)[1]	174,900	8,672,729
Korian, S.A. (France)	165,500	5,452,489
Orpea (France)	24,480	2,901,621
UDG Healthcare PLC (Ireland)	497,200	5,666,875
Total Health Care		41,016,360
Industrials - 23.7%
AirAsia Bhd (Malaysia)	5,959,000	4,873,378
Alimak Group AB (Sweden)[1,2]	164,798	3,009,522
Benefit One, Inc. (Japan)[1]	203,400	4,011,547
Clarkson PLC (United Kingdom)	83,500	3,201,167
Daetwyler Holding AG (Switzerland)	28,184	4,460,329
Diploma PLC (United Kingdom)	305,825	4,360,323
en-japan, Inc. (Japan)	223,100	8,189,248
Interpump Group S.P.A. (Italy)	269,150	8,377,204
IPH, Ltd. (Australia)[1]	1,240,000	4,428,121
Irish Continental Group PLC (Ireland)	622,810	4,146,098
LISI (France)	71,790	3,761,644
Melrose Industries PLC (United Kingdom)	4,444,182	12,678,964
Nabtesco Corp. (Japan)	195,300	7,266,484
Nihon M&A Center, Inc. (Japan)	187,900	9,195,304
Norma Group SE (Germany)	21,165	1,394,456
Palfinger AG (Austria)	42,840	1,946,671
Polypipe Group PLC (United Kingdom)	853,500	4,821,788
Prosegur Cia de Seguridad, S.A. (Spain)[1]	1,375,110	10,278,550
Rotork PLC (United Kingdom)	560,100	1,957,679
Stabilus, S.A. (Luxembourg)	64,900	5,896,958
Teleperformance (France)	28,500	4,251,849
Total Industrials		112,507,284
Information Technology - 10.9%
Altran Technologies, S.A. (France)	591,677	10,884,817
Ascom Holding AG (Switzerland)	26,200	576,382
Chroma ATE, Inc. (Taiwan)	914,100	3,229,443
Disco Corp. (Japan)	35,600	7,255,469
Halma PLC (United Kingdom)	182,300	2,735,361
Horiba, Ltd. (Japan)	193,995	10,983,886
Iriso Electronics Co., Ltd. (Japan)	70,700	3,701,585
Link Administration Holdings, Ltd. (Australia)	568,000	3,360,418
RIB Software SE (Germany)[1]	216,200	4,592,606

8

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 10.9% (continued)
SimCorp A/S (Denmark)	68,100	$4,162,638
Total Information Technology		51,482,605
Materials - 4.0%
Frutarom Industries, Ltd. (Israel)[1]	105,920	8,147,462
RPC Group PLC (United Kingdom)	820,050	10,889,996
Total Materials		19,037,458
Telecommunication Services - 0.7%
Tower Bersama Infrastructure Tbk PT (Indonesia)	6,634,700	3,239,918
Total Common Stocks (Cost $369,338,395)		425,073,164
Warrants - 0.0%#
Financials - 0.0%#
Tamburi Investment Partners S.P.A., 06/30/20
(Italy)*
(Cost $83,224)	83,825	155,544

	Principal Amount
Short-Term Investments - 6.6%
Repurchase Agreements - 4.7%[3]
Citigroup Global Markets, Inc., dated 09/29/17, due 10/02/17, 1.080% total to be received $5,257,752 (collateralized by various U.S. Government Agency Obligations, 1.898% -9.000%, 12/01/17 - 06/01/51, totaling $5,362,425)	$5,257,279	5,257,279
Daiwa Capital Markets America, dated 09/29/17, due 10/02/17, 1.070% total to be received $5,257,748 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 10/12/17 - 12/01/51, totaling $5,362,425)	5,257,279	5,257,279

	Principal Amount	Value
Nomura Securities International, Inc., dated 09/29/17, due 10/02/17, 1.080% total to be received $5,257,752 (collateralized by various U.S. Government Agency Obligations, 0.000% -9.000%, 11/15/17 - 08/20/67, totaling $5,362,425)	$5,257,279	$5,257,279
Royal Bank of Scotland PLC, dated 09/29/17, due 10/02/17, 1.050% total to be received $2,271,616 (collateralized by various U.S. Government Agency Obligations, 0.488% - 3.500%, 10/31/17 - 11/15/42, totaling $2,316,852)	2,271,417	2,271,417
State of Wisconsin Investment Board, dated 09/29/17, due 10/02/17, 1.200% total to be received $4,092,412 (collateralized by various
U.S. Government Agency Obligations, 0.125% -3.875%, 01/15/19 - 02/15/46, totaling $4,181,341)	4,092,003	4,092,003
Total Repurchase Agreements		22,135,257

	Shares
Other Investment Companies - 1.9%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.92%[4]	9,240,928	9,240,928
Total Short-Term Investments (Cost $31,376,185)		31,376,185
Total Investments - 96.3% (Cost $400,797,804)		456,604,893
Other Assets, less Liabilities - 3.7%		17,356,467
Net Assets - 100.0%		$473,961,360

#	Less than 0.05%.
*	Non-income producing security.
[1]	Some or all of these securities, amounting to $20,810,776 or 4.4% of net assets, were out on loan to various brokers.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2017, the value of these securities amounted to $5,883,032 or 1.2% of net assets.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the September 30, 2017, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

9

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$12,383,278	$100,124,006	—	$112,507,284
Consumer Discretionary	16,809,531	79,336,695	—	96,146,226
Financials	12,394,027	79,511,715	—	91,905,742
Information Technology	—	51,482,605	—	51,482,605
Health Care	—	41,016,360	—	41,016,360
Materials	8,147,462	10,889,996	—	19,037,458
Consumer Staples	—	9,737,571	—	9,737,571
Telecommunication Services	—	3,239,918	—	3,239,918
Warrants
Financials	155,544	—	—	155,544
Short-Term Investments
Repurchase Agreements	—	22,135,257	—	22,135,257
Other Investment Companies	9,240,928	—	—	9,240,928

Total Investment in Securities	$59,130,770	$397,474,123	—	$456,604,893

As of September 30, 2017, the Fund had transfers between level 1 and level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	$3,516,508	(8,923,053)	8,923,053	$(3,516,508)

[1]	An external pricing service is used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. (See Note 1(a) in the Notes to Financial Statements.)

Country	Percent †
Australia	4.8%
Austria	0.5%
Denmark	3.6%
France	6.4%
Germany	2.9%
India	3.9%
Indonesia	0.8%
Ireland	4.2%
Israel	1.9%
Italy	11.7%
Japan	24.9%
Luxembourg	1.4%

Country	Percent †
Malaysia	1.1%
Mexico	0.8%
New Zealand	0.7%
Spain	5.1%
Sweden	5.4%
Switzerland	1.2%
Taiwan	0.8%
United Kingdom	15.1%
United States	2.8%

100.0%

†	As a percentage of total long-term investments as of September 30, 2017.

10

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

11

AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2017

	Shares	Value
Common Stocks - 93.6%
Consumer Discretionary - 20.2%
China Maple Leaf Educational Systems, Ltd. (China)	78,000	$87,428
CJ E&M Corp. (South Korea)	1,100	74,193
Eclat Textile Co., Ltd. (Taiwan)	6,528	79,625
Forus, S.A. (Chile)	16,000	66,990
Fourlis Holdings, S.A. (Greece)	9,000	62,546
Innocean Worldwide, Inc. (South Korea)	1,200	70,278
Loen Entertainment, Inc. (South Korea)	1,300	99,201
Lung Yen Life Service Corp. (Taiwan)	38,000	87,059
Mando Corp. (South Korea)	300	66,844
Mr Price Group, Ltd. (South Africa)	6,300	83,785
Plan B Media PCL (Thailand)	260,000	47,241
PVR, Ltd. (India)	3,000	55,414
Ramayana Lestari Sentosa Tbk PT (Indonesia)	900,000	60,245
Ser Educacional, S.A. (Brazil) [1]	13,000	127,326
Shankara Building Products, Ltd. (India)	2,800	61,323
Tong Yang Industry Co., Ltd. (Taiwan)	30,000	61,340
Total Consumer Discretionary		1,190,838
Consumer Staples - 7.3%
Adecoagro, S.A. (Argentina) *	8,000	86,400
Alicorp SAA (Peru)	30,000	85,192
Juhayna Food Industries (Egypt)	240,000	113,405
Masan Group Corp. (Vietnam)	28,000	67,953
Puregold Price Club, Inc. (Philippines)	76,000	78,020
Total Consumer Staples		430,970
Energy - 0.9%
OMV Petrom, S.A. (Romania)	750,000	55,781
Financials - 23.0%
Alior Bank, S.A. (Poland) *	5,000	93,848
Banca Transilvania, S.A. (Romania)	70,265	40,144
Bank Tabungan Negara Persero Tbk PT (Indonesia)	580,000	135,839
Banregio Grupo Financiero, SAB de CV (Mexico)	21,000	125,066
City Union Bank, Ltd. (India)	32,500	80,822
Dewan Housing Finance Corp., Ltd. (India)	15,000	126,462
Edelweiss Financial Services, Ltd. (India)	17,000	70,034
Egypt Kuwait Holding Co., S.A.E. (Egypt)	67,000	45,444
Grupo Supervielle, S.A., Sponsored ADR (Argentina)	5,500	135,795
Hatton National Bank PLC (Sri Lanka)	45,000	69,082
Intercorp Financial Services, Inc. (Peru)	1,800	66,618
Itau CorpBanca (Chile)	6,600,000	62,118
KRUK, S.A. (Poland)	700	56,294
Security Bank Corp. (Philippines)	13,000	62,308

	Shares	Value
TBC Bank Group PLC (Georgia)	3,100	$68,956
TMB Bank PCL (Thailand)	800,000	60,516
Unifin Financiera, SAB de CV SOFOM ENR (Mexico)	17,300	57,999
Total Financials		1,357,345
Health Care - 5.7%
China Resources Phoenix Healthcare Holdings Co., Ltd.
(China)	60,000	75,025
i-SENS, Inc. (South Korea)	4,200	81,003
Life Healthcare Group Holdings, Ltd. (South Africa)	50,896	88,937
Medy-Tox, Inc. (South Korea)	100	43,336
Sihuan Pharmaceutical Holdings Group, Ltd. (China)	140,000	51,119
Total Health Care		339,420
Industrials - 12.8%
AirAsia Bhd (Malaysia)	85,000	69,514
AKR Corporindo Tbk PT (Indonesia)	145,000	76,435
Ashok Leyland, Ltd. (India)	40,000	75,501
AviChina Industry & Technology Co., Ltd., Class H
(China)	140,000	84,749
Bizlink Holding, Inc.	3,500	32,126
Blue Label Telecoms, Ltd. (South Africa)	40,000	51,578
DMCI Holdings, Inc. (Philippines)	200,000	61,418
IRB Infrastructure Developers, Ltd. (India)	23,000	75,129
John Keells Holdings PLC (Sri Lanka)	50,000	53,077
KAP Industrial Holdings, Ltd. (South Africa)	95,000	59,433
Mytilineos Holdings, S.A. (Greece) *	12,000	118,426
Total Industrials		757,386
Information Technology - 13.8%
Chroma ATE, Inc. (Taiwan)	31,000	109,521
Ennoconn Corp. (Taiwan)	8,000	115,160
Kingsoft Corp., Ltd. (China)	30,000	70,280
Koh Young Technology, Inc. (South Korea)	1,300	76,175
Linx, S.A. (Brazil)	10,400	64,853
PAX Global Technology, Ltd. (Hong Kong)	173,000	92,182
Sinbon Electronics Co., Ltd. (Taiwan)	30,000	79,452
Vakrangee, Ltd. (India)	10,000	75,722
WONIK IPS Co., Ltd. (South Korea) *	4,300	128,634
Total Information Technology		811,979
Materials - 2.3%
CEMEX Latam Holdings, S.A. (Colombia) *	16,000	62,875
Duratex, S.A. (Brazil)	24,000	71,913
Total Materials		134,788
Real Estate - 4.2%
BR Properties, S.A. (Brazil)	19,000	66,770
Grivalia Properties REIC AE, REIT (Greece)	5,300	54,497

1

AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Real Estate - 4.2% (continued)
Medinet Nasr Housing (Egypt)	103,000	$58,415
The Phoenix Mills, Ltd. (India)	9,000	68,985
Total Real Estate		248,667
Telecommunication Services - 1.9%
Telecom Argentina, S.A., Sponsored ADR (Argentina) *	1,900	58,596
Tower Bersama Infrastructure Tbk PT (Indonesia)	115,000	56,158
Total Telecommunication Services		114,754
Utilities - 1.5%
AES Tiete Energia, S.A. (Brazil)	9,000	40,522
VA Tech Wabag, Ltd. (India)	5,000	45,207
Total Utilities		85,729
Total Common Stocks (Cost $4,823,086)		5,527,657
Preferred Stock - 1.1%
Financials - 1.1%
Banco Davivienda, S.A., Preference (Colombia)	6,000	67,711
Total Preferred Stock (Cost $59,687)		67,711
Rights - 0.0% #
Consumer Discretionary - 0.0% #
Ser Educacional, S.A. Expiration 10/17/17 * (Cost $0)	1,447	1,064
#	Less than 0.05%.
*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2017, the value of these securities amounted to $127,326 or 2.2% of net assets.

	Shares	Value
Participation Notes - 2.1%
Consumer Staples - 0.9%
Herfy Food Services Co. (Saudi Arabia)	4,000	$53,311
Financials - 1.2%
Bupa Arabia For Cooperative Insurance Co. (Saudi Arabia)	2,200	69,295
Total Participation Notes (Cost $131,434)		122,606
Warrants - 1.1%
Consumer Staples - 1.1%
Masan Group Corp., 12/12/18 (Netherlands) * (Cost $51,177)	27,000	65,070
Short-Term Investments - 2.5%
Other Investment Companies - 2.5%
Dreyfus Government Cash Management Fund,
Institutional Class Shares, 0.92% [2]	145,591	145,591
Total Short-Term Investments (Cost $145,591)		145,591
Total Investments - 100.4% (Cost $5,210,975)		5,929,699
Other Assets, less Liabilities - (0.4)%		(24,142)
Net Assets - 100.0%		$5,905,557

[2]	Yield shown represents the September 30, 2017, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

2

AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Financials	$775,920	$581,425	—	$1,357,345
Consumer Discretionary	356,063	834,775	—	1,190,838
Information Technology	64,853	747,126	—	811,979
Industrials	368,789	388,597	—	757,386
Consumer Staples	363,017	67,953	—	430,970
Health Care	—	339,420	—	339,420
Real Estate	179,682	68,985	—	248,667
Materials	134,788	—	—	134,788
Telecommunication Services	58,596	56,158	—	114,754
Utilities	40,522	45,207	—	85,729
Energy	55,781	—	—	55,781
Preferred Stock
Financials	67,711	—	—	67,711
Rights
Consumer Discretionary	1,064	—	—	1,064
Participation Notes
Financials	—	69,295	—	69,295
Consumer Staples	—	53,311	—	53,311
Warrants
Consumer Staples	—	65,070	—	65,070
Short-Term Investments
Other Investment Companies	145,591	—	—	145,591

Total Investments in Securities	$2,612,377	$3,317,322	—	$5,929,699

As of September 30, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

3

AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (continued)

Country	Percent†
Argentina	4.8%
Brazil	6.4%
Chile	2.2%
China	6.4%
Colombia	2.3%
Egypt	3.7%
Georgia	1.2%
Greece	4.1%
Hong Kong	1.6%
India	12.7%
Indonesia	5.7%
Malaysia	1.2%
Mexico	3.2%
Netherlands	1.1%
Peru	2.6%
Philippines	3.5%
Poland	2.6%
Romania	1.7%
Saudi Arabia	2.1%
South Africa	4.9%
South Korea	11.1%
Sri Lanka	2.1%
Taiwan	9.2%
Thailand	1.9%
United States	0.5%
Vietnam	1.2%

100.0%

†	As a percentage of total long-term investments as of September 30, 2017.

4

Notes to Schedule of Portfolio Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Fund LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

5

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2017

	Shares	Value
Common Stocks - 65.1%
Consumer Discretionary - 8.6%
Amazon.com, Inc. *	2,120	$2,038,062
Asbury Automotive Group, Inc. *	390	23,829
Bassett Furniture Industries, Inc.	160	6,032
Beazer Homes USA, Inc. *	2,695	50,504
Best Buy Co., Inc.	1,420	80,883
Big Lots, Inc. [1]	1,205	64,552
Bloomin’ Brands, Inc. [1]	3,240	57,024
BorgWarner, Inc.	5,780	296,109
Bridgepoint Education, Inc. *	1,730	16,608
Burlington Stores, Inc. *	6,940	662,492
Callaway Golf Co.	980	14,141
Career Education Corp. *	1,350	14,027
CarMax, Inc. *,1	3,480	263,819
CBS Corp., Class B	15,830	918,140
The Children’s Place, Inc. [1]	390	46,079
Choice Hotels International, Inc.	4,700	300,330
Comcast Corp., Class A	51,100	1,966,328
Conn’s, Inc. *,1	560	15,764
Cooper-Standard Holdings, Inc. *	110	12,757
Dana, Inc.	830	23,207
Domino’s Pizza, Inc.	3,700	734,635
Dunkin’ Brands Group, Inc.	3,890	206,481
Etsy, Inc. *	3,635	61,359
Grand Canyon Education, Inc. *	540	49,043
Harley-Davidson, Inc. [1]	2,990	144,148
Hasbro, Inc.	4,180	408,261
Johnson Outdoors, Inc., Class A	600	43,968
KB Home	910	21,949
Liberty Interactive Corp. QVC Group, Class A *	5,670	133,642
Liberty Ventures, Series A *	1,310	75,390
Live Nation Entertainment, Inc. *	7,820	340,561
Malibu Boats, Inc., Class A *	2,100	66,444
Marriott International, Inc. , Class A [1]	2,390	263,521
Marriott Vacations Worldwide Corp. [1]	720	89,662
MCBC Holdings, Inc. *	1,780	36,276
McDonald’s Corp.	8,020	1,256,574
MDC Holdings, Inc.	305	10,129
MSG Networks, Inc., Class A *	685	14,522
Netflix, Inc. *	3,680	667,368
Nutrisystem, Inc.	1,690	94,471
Omnicom Group, Inc.	2,300	170,361

	Shares	Value
Perry Ellis International, Inc. *	640	$15,142
PetMed Express, Inc.	250	8,288
Ralph Lauren Corp.	810	71,515
RH *,1	185	13,009
Ross Stores, Inc.	8,950	577,901
Royal Caribbean Cruises, Ltd.	1,330	157,658
Service Corp. International	11,480	396,060
Sinclair Broadcast Group, Inc., Class A [1]	280	8,974
Steven Madden, Ltd. *	340	14,722
Target Corp.	4,295	253,448
Tenneco, Inc.	1,030	62,490
The Home Depot, Inc.	8,710	1,424,608
Time Warner, Inc.	1,910	195,679
Tupperware Brands Corp.	2,960	182,987
Ulta Beauty, Inc. *	1,280	289,357
VF Corp.	8,550	543,523
Visteon Corp. *	4,680	579,244
Wayfair, Inc., Class A *	1,610	108,514
Wolverine World Wide, Inc.	1,170	33,755
Total Consumer Discretionary		16,696,326
Consumer Staples - 4.5%
Altria Group, Inc.	7,625	483,577
Archer-Daniels-Midland Co.	6,280	266,963
Blue Buffalo Pet Products, Inc. *,1	5,120	145,152
Brown-Forman Corp., Class B	3,100	168,330
Campbell Soup Co.	3,100	145,142
Central Garden & Pet Co., Class A *	590	21,942
Church & Dwight Co., Inc.	6,670	323,162
The Coca-Cola Co.	24,600	1,107,246
Colgate-Palmolive Co.	1,220	88,877
Conagra Brands, Inc.	13,290	448,405
Constellation Brands, Inc., Class A	4,400	877,580
CVS Health Corp.	4,120	335,038
Darling Ingredients, Inc. *	1,545	27,068
Flowers Foods, Inc. [1]	7,530	141,639
Ingredion, Inc.	3,960	477,734
John B. Sanfilippo & Son, Inc.	480	32,309
Kellogg Co.	3,780	235,759
Medifast, Inc.	140	8,312
National Beverage Corp. [1]	185	22,949
Nu Skin Enterprises, Inc., Class A	1,010	62,095
PepsiCo, Inc.	6,490	723,181
Performance Food Group Co. *	930	26,273

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Consumer Staples - 4.5% (continued)
Philip Morris International, Inc.	1,660	$184,277
Pilgrim’s Pride Corp. *	16,030	455,412
The Procter & Gamble Co.	11,340	1,031,713
Sanderson Farms, Inc. [1]	195	31,496
Sysco Corp.	2,740	147,823
Universal Corp.	450	25,785
Walgreens Boots Alliance, Inc.	2,010	155,212
Wal-Mart Stores, Inc.	5,830	455,556
Total Consumer Staples		8,656,007
Energy - 3.0%
Anadarko Petroleum Corp.	2,800	136,780
Apache Corp.	3,150	144,270
Baker Hughes a GE Co.	2,810	102,902
Cabot Oil & Gas Corp.	4,870	130,273
Chevron Corp.	7,475	878,312
Cimarex Energy Co.	1,930	219,383
ConocoPhillips	3,840	192,192
CONSOL Energy, Inc. *	25,770	436,544
Delek US Holdings, Inc.	2,200	58,806
Devon Energy Corp.	9,790	359,391
Diamondback Energy, Inc. *,1	1,010	98,940
EOG Resources, Inc.	920	89,001
EQT Corp. [1]	780	50,887
Evolution Petroleum Corp.	1,370	9,864
Exterran Corp. *	330	10,431
Exxon Mobil Corp.	11,525	944,819
Halliburton Co.	4,050	186,422
McDermott International, Inc. *	5,000	36,350
Nabors Industries, Ltd.	9,530	76,907
National Oilwell Varco, Inc.	3,300	117,909
Newpark Resources, Inc. *	4,670	46,700
Noble Corp. PLC (United Kingdom) *,1	16,620	76,452
Noble Energy, Inc.	3,950	112,022
Occidental Petroleum Corp.	1,420	91,178
Oceaneering International, Inc.	3,610	94,835
ONEOK, Inc.	1,330	73,695
PDC Energy, Inc. *,1	425	20,838
Renewable Energy Group, Inc. *	1,130	13,730
RPC, Inc. [1]	36,580	906,818
Teekay Tankers, Ltd., Class A (Bermuda)	13,660	22,129
Valero Energy Corp.	1,510	116,164

	Shares	Value
W&T Offshore, Inc. *	9,380	$28,609
Total Energy		5,883,553
Financials - 7.2%
1st Source Corp.	555	28,194
Aflac, Inc.	1,350	109,876
The Allstate Corp.	7,800	716,898
American Equity Investment Life Holding Co.	930	27,044
American Financial Group, Inc.	640	66,208
Ameriprise Financial, Inc.	5,140	763,341
ARMOUR Residential REIT, Inc., REIT [1]	3,445	92,670
Aspen Insurance Holdings, Ltd. (Bermuda)	3,540	143,016
Associated Banc-Corp.	7,100	172,175
Assurant, Inc.	2,230	213,010
Assured Guaranty, Ltd. (Bermuda)	6,240	235,560
BancFirst Corp.	490	27,808
The Bancorp, Inc. *	3,330	27,539
Bank of America Corp.	35,560	901,090
The Bank of NT Butterfield & Son, Ltd. (Bermuda)	1,310	47,998
Berkshire Hathaway, Inc., Class B *	2,850	522,462
BlackRock, Inc.	320	143,069
Carolina Financial Corp. [1]	85	3,050
Cathay General Bancorp	480	19,296
Citizens Financial Group, Inc.	6,470	245,019
City Holding Co.	550	39,551
CME Group, Inc.	935	126,861
CoBiz Financial, Inc.	745	14,632
Comerica, Inc.	2,330	177,686
Commerce Bancshares, Inc.	3,851	222,472
Cowen, Inc. *	5,295	94,251
Cullen/Frost Bankers, Inc. [1]	1,120	106,310
Discover Financial Services	2,980	192,150
Eaton Vance Corp.	7,260	358,426
Erie Indemnity Co., Class A	1,020	122,981
Evercore, Inc., Class A	1,280	102,720
FB Financial Corp. *	330	12,448
Federal Agricultural Mortgage Corp., Class C	300	21,822
Fifth Third Bancorp	8,240	230,555
First Connecticut Bancorp, Inc.	370	9,898
First Merchants Corp.	540	23,182
Franklin Resources, Inc.	4,700	209,197
Green Bancorp, Inc. *	1,825	43,161
Guaranty Bancshares, Inc.	90	2,879

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 7.2% (continued)
Hancock Holding Co.	870	$42,152
Health Insurance Innovations, Inc., Class A *,1	295	4,278
Home Bancorp, Inc.	425	17,774
Independent Bank Corp.	700	15,855
Invesco Mortgage Capital, Inc., REIT	2,695	46,165
Invesco, Ltd.	4,150	145,416
JPMorgan Chase & Co.	11,538	1,101,994
Lincoln National Corp.	3,520	258,650
LPL Financial Holdings, Inc.	14,940	770,456
M&T Bank Corp.	1,130	181,975
MFA Financial, Inc., REIT	14,840	129,998
MGIC Investment Corp. *	4,680	58,640
MTGE Investment Corp., REIT	2,175	42,195
Navient Corp.	4,600	69,092
Northern Trust Corp.	6,760	621,447
Old Second Bancorp, Inc.	930	12,509
Preferred Bank	1,170	70,610
The Progressive Corp.	14,580	705,964
Prudential Financial, Inc.	1,770	188,186
QCR Holdings, Inc.	150	6,825
Regions Financial Corp.	12,230	186,263
S&P Global, Inc.	3,020	472,056
Sandy Spring Bancorp, Inc.	465	19,270
ServisFirst Bancshares, Inc.	1,800	69,930
Sierra Bancorp	110	2,987
SunTrust Banks, Inc.	5,715	341,586
T Rowe Price Group, Inc. [1]	950	86,117
TD Ameritrade Holding Corp.	3,270	159,576
Third Point Reinsurance, Ltd. (Bermuda) *	5,715	89,154
Torchmark Corp.	1,480	118,533
The Travelers Cos., Inc.	665	81,476
Universal Insurance Holdings, Inc.	3,445	79,235
US Bancorp	6,565	351,818
Valley National Bancorp	6,210	74,831
Waddell & Reed Financial, Inc., Class A [1]	10,210	204,915
Walker & Dunlop, Inc. *	815	42,649
Wells Fargo & Co.	5,330	293,949
White Mountains Insurance Group, Ltd. [1]	110	94,270
Wintrust Financial Corp.	1,340	104,935
Total Financials		13,980,236
Health Care - 8.7%
AbbVie, Inc.	2,760	245,254

	Shares	Value
ABIOMED, Inc. *	1,560	$263,016
Aetna, Inc.	2,815	447,613
Agenus, Inc. *,1	1,550	6,836
Alexion Pharmaceuticals, Inc. *	2,280	319,861
Align Technology, Inc. *	4,330	806,549
Allergan PLC	3,660	750,117
Amgen, Inc.	2,380	443,751
Array BioPharma, Inc. *	1,365	16,790
Baxter International, Inc.	25,998	1,631,374
BioSpecifics Technologies Corp. *	200	9,304
Bioverativ, Inc. *	3,250	185,477
Bristol-Myers Squibb Co.	2,980	189,945
Cardinal Health, Inc.	750	50,190
Catalent, Inc. *	2,055	82,036
Celgene Corp. *	5,030	733,475
Centene Corp. *	2,490	240,957
Chemed Corp.	435	87,892
Cigna Corp.	1,600	299,104
Clovis Oncology, Inc. *	155	12,772
Corcept Therapeutics, Inc. *,1	2,575	49,697
CR Bard, Inc.	440	141,020
Cutera, Inc. *	410	16,954
Edwards Lifesciences Corp. *	2,820	308,254
Eli Lilly & Co.	700	59,878
Emergent BioSolutions, Inc. *	230	9,304
Exact Sciences Corp. *,1	325	15,314
Exelixis, Inc. *	11,920	288,822
Express Scripts Holding Co. *	1,320	83,582
Gilead Sciences, Inc.	840	68,057
Halozyme Therapeutics, Inc. *,1	1,760	30,571
Halyard Health, Inc. *	1,790	80,604
Humana, Inc.	1,570	382,499
IDEXX Laboratories, Inc. *	4,390	682,601
ImmunoGen, Inc. *,1	6,940	53,091
Immunomedics, Inc. *	3,450	48,231
Innoviva, Inc. *	5,240	73,989
Intersect ENT, Inc. *	385	11,993
Intuitive Surgical, Inc. *	120	125,506
Ironwood Pharmaceuticals, Inc. *,1	1,595	25,153
Johnson & Johnson	5,095	662,401
Keryx Biopharmaceuticals, Inc. *,1	8,860	62,906
LHC Group, Inc. *	220	15,602
Magellan Health, Inc. *	445	38,403

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 8.7% (continued)
Masimo Corp. *	865	$74,874
McKesson Corp.	690	105,991
Merck & Co., Inc.	13,265	849,358
Mettler-Toledo International, Inc. *	200	125,232
Novavax, Inc. *	12,305	14,028
Novocure, Ltd. (Jersey) *	925	18,361
Omeros Corp. *	2,970	64,211
OraSure Technologies, Inc. *	1,740	39,150
Owens & Minor, Inc.	300	8,760
PAREXEL International Corp. *	190	16,735
Perrigo Co. PLC (Ireland) [1]	2,380	201,467
Pfizer, Inc.	3,367	120,202
Portola Pharmaceuticals, Inc. *	195	10,536
PRA Health Sciences, Inc. *	265	20,185
Quintiles IMS Holdings, Inc. *	2,870	272,851
Regeneron Pharmaceuticals, Inc. *	1,210	541,015
Repligen Corp. *,1	435	16,669
Tivity Health, Inc. *,1	665	27,132
UnitedHealth Group, Inc.	7,690	1,506,086
Varian Medical Systems, Inc. *	5,780	578,347
Veeva Systems, Inc., Class A *	7,500	423,075
Vertex Pharmaceuticals, Inc. *	4,180	635,527
WellCare Health Plans, Inc. *	3,520	604,525
Zoetis, Inc.	9,050	577,028
Total Health Care		17,008,090
Industrials - 8.0%
Aerojet Rocketdyne Holdings, Inc. *	2,350	82,274
Alamo Group, Inc.	360	38,653
Allison Transmission Holdings, Inc.	6,440	241,693
Applied Industrial Technologies, Inc.	830	54,614
Argan, Inc.	490	32,953
The Boeing Co.	4,770	1,212,582
Brady Corp., Class A	650	24,668
The Brink’s Co.	1,065	89,726
CAI International, Inc. *	730	22,134
Caterpillar, Inc.	11,830	1,475,319
Cintas Corp.	2,740	395,327
Copa Holdings, S.A., Class A (Panama)	950	118,304
Copart, Inc. *	7,360	252,963
Costamare, Inc. (Monaco)	1,560	9,641
CSX Corp.	3,720	201,847
Cummins, Inc.	1,530	257,086

	Shares	Value
Deere & Co.	2,220	$278,810
Deluxe Corp.	95	6,931
DXP Enterprises, Inc. *	365	11,494
Eaton Corp. PLC	870	66,807
Emerson Electric Co.	8,070	507,119
Ennis, Inc.	1,245	24,464
FedEx Corp.	1,880	424,090
Flowserve Corp. [1]	2,050	87,310
Fluor Corp.	7,100	298,910
GATX Corp. [1]	3,790	233,312
General Electric Co.	3,280	79,310
The Greenbrier Cos., Inc. [1]	475	22,871
Harsco Corp. *	3,460	72,314
Hawaiian Holdings, Inc. *,1	1,540	57,827
Hillenbrand, Inc.	885	34,382
Honeywell International, Inc.	2,700	382,698
Ingersoll-Rand PLC	710	63,311
Insperity, Inc.	505	44,440
Jacobs Engineering Group, Inc.	3,690	215,016
Kennametal, Inc.	3,190	128,685
Kirby Corp. *,1	4,450	293,478
Landstar System, Inc.	5,530	551,064
MasTec, Inc. *	1,495	69,368
Meritor, Inc. *	1,090	28,351
Moog, Inc., Class A *	500	41,715
MRC Global, Inc. *	2,170	37,953
Nordson Corp.	4,960	587,760
Northrop Grumman Corp.	1,730	497,756
Old Dominion Freight Line, Inc.	3,930	432,732
Oshkosh Corp.	980	80,889
Primoris Services Corp.	1,060	31,185
Quad/Graphics, Inc.	1,750	39,568
Robert Half International, Inc.	5,690	286,435
Rockwell Automation, Inc.	8,415	1,499,637
Rush Enterprises, Inc., Class A *	1,300	60,177
Southwest Airlines Co.	3,370	188,653
Spirit AeroSystems Holdings, Inc., Class A	1,920	149,222
Sterling Construction Co., Inc. *	2,895	44,091
Textainer Group Holdings, Ltd. *	1,505	25,811
The Toro Co.	770	47,786
TransUnion *	20,940	989,624
Trex Co., Inc. *	155	13,961
Triton International, Ltd. (Bermuda)	290	9,651

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 8.0% (continued)
Tutor Perini Corp. *	1,590	$45,156
Union Pacific Corp.	620	71,901
United Rentals, Inc. *	2,140	296,904
United Technologies Corp.	2,580	299,486
Valmont Industries, Inc.	690	109,089
Vectrus, Inc. *	1,535	47,339
Wabash National Corp. [1]	3,645	83,179
Waste Management, Inc.	10,430	816,356
WW Grainger, Inc. [1]	1,020	183,345
YRC Worldwide, Inc. *	2,605	35,949
Total Industrials		15,545,456
Information Technology - 17.7%
Activision Blizzard, Inc.	3,160	203,852
Adobe Systems, Inc. *	2,790	416,212
Advanced Energy Industries, Inc. *	330	26,651
Advanced Micro Devices, Inc. *	11,890	151,597
Alphabet, Inc., Class A *	3,285	3,198,670
Appfolio, Inc., Class A *	895	42,915
Apple, Inc.	35,540	5,477,425
Applied Optoelectronics, Inc. *,1	425	27,485
Arista Networks, Inc. *	5,380	1,020,102
Autodesk, Inc. *	560	62,866
Bel Fuse, Inc., Class B	350	10,920
Blucora, Inc. *	1,185	29,981
Broadcom, Ltd.	510	123,695
CACI International, Inc., Class A *	140	19,509
Care.com, Inc. *	1,545	24,550
CDW Corp.	18,100	1,194,600
Cirrus Logic, Inc. *	620	33,058
Cisco Systems, Inc.	8,290	278,793
CommVault Systems, Inc. *	495	30,096
Comtech Telecommunications Corp.	640	13,139
CoreLogic, Inc. *	5,770	266,689
Cree, Inc. *	5,665	159,696
Diodes, Inc. *	485	14,516
DST Systems, Inc.	1,900	104,272
DXC Technology Co.	2,490	213,841
Electro Scientific Industries, Inc. *	910	12,667
EMCORE Corp. *	930	7,626
ePlus, Inc. *	1,250	115,562
Extreme Networks, Inc. *	2,750	32,698
Facebook, Inc., Class A *	20,990	3,586,561

	Shares	Value
Fair Isaac Corp.	90	$12,645
First Data Corp., Class A *	6,910	124,656
First Solar, Inc. *	1,490	68,361
Fortinet, Inc. *	22,450	804,608
Hewlett Packard Enterprise Co.	4,740	69,725
HP, Inc.	25,710	513,172
HubSpot, Inc. *,1	580	48,749
IPG Photonics Corp. *	1,770	327,556
Juniper Networks, Inc.	14,390	400,474
KEMET Corp. *	1,815	38,351
KVH Industries, Inc. *	1,000	11,950
Leidos Holdings, Inc.	13,110	776,374
LogMeIn, Inc.	1,525	167,826
Mastercard, Inc., Class A	5,930	837,316
Maxim Integrated Products, Inc.	10,760	513,360
Microsoft Corp.	35,365	2,634,368
NCR Corp. *	2,920	109,558
NVIDIA Corp.	2,940	525,584
PayPal Holdings, Inc. *	11,090	710,093
Progress Software Corp.	1,325	50,575
Pure Storage, Inc., Class A *,1	900	14,391
Red Hat, Inc. *	880	97,557
RingCentral, Inc., Class A *	2,025	84,544
Sanmina Corp. *	635	23,590
ServiceNow, Inc. *	4,410	518,307
Skyworks Solutions, Inc.	6,700	682,730
Square, Inc., Class A *,1	27,280	785,937
Symantec Corp.	9,610	315,304
Synopsys, Inc. *	6,220	500,897
Systemax, Inc. [1]	760	20,087
Tableau Software, Inc., Class A *	3,120	233,657
Take-Two Interactive Software, Inc. *	3,615	369,561
Teradata Corp. *,1	4,060	137,187
Texas Instruments, Inc.	13,290	1,191,316
The Trade Desk, Inc., Class A *,1	235	14,455
Ultra Clean Holdings, Inc. *	1,125	34,448
Universal Display Corp.	1,260	162,351
Vantiv, Inc., Class A *,1	1,740	122,618
Varonis Systems, Inc. *	2,035	85,267
Viavi Solutions, Inc. *	37,095	350,919
Visa, Inc., Class A	8,430	887,173
Vishay Intertechnology, Inc.	5,010	94,188
VMware, Inc., Class A *,1	650	70,974

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 17.7% (continued)
Western Digital Corp.	5,990	$517,536
Workday, Inc., Class A *	2,540	267,691
Xilinx, Inc. [1]	1,650	116,869
Yelp, Inc. *	575	24,898
Zebra Technologies Corp., Class A *	9,080	985,906
Total Information Technology		34,355,903
Materials - 1.9%
Air Products & Chemicals, Inc.	980	148,196
Avery Dennison Corp.	1,850	181,929
Berry Global Group, Inc. *	12,390	701,894
Cabot Corp.	2,110	117,738
The Chemours Co.	11,645	589,353
Cleveland-Cliffs, Inc. *	10,955	78,328
DowDuPont, Inc.	7,192	497,902
Ferroglobe PLC (United Kingdom)	2,510	33,032
FMC Corp.	1,420	126,820
Freeport-McMoRan, Inc. *	12,270	172,271
Greif, Inc., Class A	340	19,904
Huntsman Corp.	1,970	54,017
Kaiser Aluminum Corp.	170	17,534
Kronos Worldwide, Inc.	1,105	25,227
Louisiana-Pacific Corp. *	2,425	65,669
Newmont Mining Corp.	2,730	102,402
Owens-Illinois, Inc. *	5,000	125,800
Packaging Corp. of America	3,440	394,499
The Sherwin-Williams Co.	600	214,824
Trinseo, S.A.	765	51,332
Tronox, Ltd., Class A	640	13,504
United States Steel Corp.	1,500	38,490
Worthington Industries, Inc.	345	15,870
Total Materials		3,786,535
Real Estate - 2.8%
Alexandria Real Estate Equities, Inc., REIT	760	90,417
Altisource Portfolio Solutions, S.A. (Luxembourg) *	2,080	53,810
American Tower Corp., REIT	7,490	1,023,733
Boston Properties, Inc., REIT	1,530	188,006
CBL & Associates Properties, Inc., REIT [1]	4,540	38,091
CBRE Group, Inc., Class A *	11,950	452,666
Columbia Property Trust, Inc., REIT	7,400	161,098
CoreSite Realty Corp., REIT	5,630	629,997
Corporate Office Properties Trust, REIT	4,180	137,229
DDR Corp., REIT	23,260	213,062

	Shares	Value
DiamondRock Hospitality Co., REIT	4,855	$53,162
Digital Realty Trust, Inc., REIT	3,200	378,656
Equity Residential, REIT	5,310	350,088
Hersha Hospitality Trust, REIT	4,400	82,148
HFF, Inc., Class A	745	29,472
Jernigan Capital, Inc., REIT [1]	1,425	29,284
Lexington Realty Trust, REIT	5,800	59,276
The Macerich Co., REIT [1]	2,270	124,782
National Health Investors, Inc., REIT	425	32,848
Piedmont Office Realty Trust, Inc., Class A, REIT	14,790	298,166
PS Business Parks, Inc., REIT	600	80,100
Realty Income Corp., REIT	740	42,321
The RMR Group, Inc., Class A	395	20,283
Sabra Health Care REIT, Inc., REIT	24,425	535,885
Senior Housing Properties Trust, REIT	3,500	68,425
Spirit Realty Capital, Inc., REIT	16,000	137,131
Tanger Factory Outlet Centers, Inc., REIT [1]	3,280	80,098
Tier REIT, Inc., REIT	905	17,467
Total Real Estate		5,407,701
Telecommunication Services - 1.2%
AT&T, Inc.	20,490	802,593
Sprint Corp. *,1	8,280	64,418
T-Mobile US, Inc. *	13,420	827,477
Zayo Group Holdings, Inc. *	16,920	582,387
Total Telecommunication Services		2,276,875
Utilities - 1.5%
American States Water Co.	810	39,893
American Water Works Co., Inc.	4,295	347,508
Atmos Energy Corp.	3,300	276,672
CenterPoint Energy, Inc.	9,475	276,765
Consolidated Edison, Inc.	2,620	211,382
Eversource Energy	1,770	106,979
IDACORP, Inc.	230	20,224
New Jersey Resources Corp.	1,590	67,018
NRG Energy, Inc.	13,130	335,997
OGE Energy Corp.	4,240	152,767
ONE Gas, Inc.	40	2,946
Ormat Technologies, Inc.	730	44,566
Otter Tail Corp.	520	22,542
Pinnacle West Capital Corp.	2,530	213,937
PNM Resources, Inc.	795	32,039
PPL Corp.	7,570	287,281
SJW Group	200	11,320

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Utilities - 1.5% (continued)
Vectren Corp.	4,025	$264,724
WGL Holdings, Inc.	190	15,998
Xcel Energy, Inc.	2,650	125,398
Total Utilities		2,855,956
Total Common Stocks (Cost $107,496,325)		126,452,638

	Principal Amount
Corporate Bonds and Notes - 3.8%
Financials - 1.3%
American Express Credit Corp., MTN
2.250%, 05/05/21	$160,000	159,849
Bank of America Corp., MTN
2.503%, 10/21/22	270,000	267,772
Bank of Montreal, MTN (Canada)
2.100%, 12/12/19	185,000	185,723
The Goldman Sachs Group, Inc.
2.350%, 11/15/21	320,000	317,572
JPMorgan Chase & Co., MTN
2.295%, 08/15/21	330,000	329,932
Morgan Stanley, MTN
2.625%, 11/17/21	295,000	296,224
The Toronto-Dominion Bank, MTN (Canada)
2.250%, 11/05/19 [1]	70,000	70,558
US Bancorp, MTN
2.200%, 04/25/19	175,000	176,115
Visa, Inc.
2.200%, 12/14/20	220,000	222,346
Wells Fargo & Co.
2.500%, 03/04/21	545,000	549,007
Total Financials		2,575,098
Industrials - 2.3%
3M Co., MTN
2.000%, 06/26/22	130,000	129,172
Altria Group, Inc.
2.625%, 01/14/20	200,000	203,154
AT&T, Inc.
5.200%, 03/15/20	345,000	369,588
BP Capital Markets PLC (United Kingdom)
1.676%, 05/03/19	225,000	224,998
Burlington Northern Santa Fe LLC
4.700%, 10/01/19	65,000	68,667
Cisco Systems, Inc.
1.400%, 02/28/18	200,000	200,031

	Principal Amount	Value
Cisco Systems, Inc.
2.200%, 02/28/21	$160,000	$161,006
Colgate-Palmolive Co., MTN
1.750%, 03/15/19	105,000	105,192
Dr. Pepper Snapple Group, Inc.
3.130%, 12/15/23	120,000	122,245
Exxon Mobil Corp.
1.708%, 03/01/19	95,000	95,100
Ford Motor Co.
4.346%, 12/08/26	120,000	124,980
General Electric Co.
5.250%, 12/06/17	340,000	342,384
Series A 6.750%, 03/15/32	45,000	62,413
The Home Depot, Inc.
2.250%, 09/10/18	210,000	211,434
Johnson & Johnson
5.150%, 07/15/18	90,000	92,549
Lockheed Martin Corp.
1.850%, 11/23/18	70,000	70,078
McDonald’s Corp., MTN
5.350%, 03/01/18	195,000	198,055
6.300%, 10/15/37	80,000	104,152
PepsiCo, Inc.
Series 1
1.000%, 10/13/17	135,000	134,993
Pfizer, Inc.
1.700%, 12/15/19	230,000	229,952
Shell International Finance BV (Netherlands)
1.875%, 05/10/21	130,000	129,141
TransCanada PipeLines, Ltd. (Canada)
3.800%, 10/01/20	100,000	104,588
Tyson Foods, Inc.
2.650%, 08/15/19	200,000	202,472
Union Pacific Corp.
3.646%, 02/15/24	155,000	163,663
United Parcel Service, Inc.
6.200%, 01/15/38	120,000	162,686
Verizon Communications, Inc.
2.946%, 03/15/22	396,000	403,128
Total Industrials		4,415,821
Utilities - 0.2%
Consolidated Edison Co. of New York, Inc.
Series 08-B
6.750%, 04/01/38	105,000	147,609
Dominion Energy, Inc.
4.450%, 03/15/21	75,000	80,306

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Utilities - 0.2% (continued)
Georgia Power Co.
5.400%, 06/01/40	$65,000	$76,658
PacifiCorp
6.000%, 01/15/39	85,000	111,850
Total Utilities		416,423
Total Corporate Bonds and Notes (Cost $7,328,101)		7,407,342
U.S. Government and Agency Obligations - 30.6%
Fannie Mae - 2.6%
FNMA,
1.000%, 10/24/19	360,000	355,954
1.375%, 10/07/21 [1]	170,000	166,888
1.875%, 02/19/19	440,000	442,508
2.000%, 01/01/30	58,847	58,485
2.500%, 04/01/28 to 05/01/43	1,119,347	1,094,911
2.625%, 09/06/24	305,000	312,307
3.000%, 03/01/42 to 08/01/43	591,506	596,853
3.500%, 11/01/25 to 07/01/43	317,523	329,970
4.000%, 12/01/21 to 11/01/44	338,713	357,576
4.500%, 06/01/39 to 09/01/43	781,514	844,033
5.000%, 09/01/33 to 10/01/41	328,460	359,445
5.500%, 02/01/35 to 05/01/39	156,778	174,669
Total Fannie Mae	4,967,688	5,093,599
Freddie Mac - 8.8%
Federal Home Loan Mortgage Corp.,
1.375%, 05/01/20 [1]	170,000	169,136
2.375%, 01/13/22	105,000	106,928
FHLMC Gold Pool,
2.500%, 07/01/28 to 09/01/46	1,370,703	1,356,819
3.000%, 01/01/29 to 09/01/46	4,348,419	4,403,946
3.500%, 03/01/42 to 03/01/46	5,075,614	5,241,667
4.000%, 03/01/44 to 11/01/45	3,624,100	3,818,791
4.500%, 02/01/39 to 04/01/44	930,047	999,003
5.000%, 07/01/35 to 07/01/41	752,305	825,367
5.500%, 04/01/38 to 01/01/39	44,997	50,286
Total Freddie Mac	16,421,185	16,971,943
U.S. Treasury Obligations - 19.2%
U.S. Treasury Bonds,
2.750%, 08/15/42	4,725,000	4,669,167
3.000%, 11/15/45	2,175,000	2,237,829
U.S. Treasury Notes,
0.875%, 07/31/19	840,000	831,354
1.000%, 09/30/19 to 11/30/19	1,485,000	1,470,475
1.125%, 07/31/21	1,235,000	1,205,138
1.375%, 05/31/20 to 08/31/20	2,805,000	2,787,419
1.500%, 02/28/19 to 01/31/22	2,685,000	2,659,064
1.625%, 07/31/20 to 05/15/26	2,930,000	2,849,588
1.750%, 05/15/22 to 06/30/22	3,965,000	3,938,661
1.875%, 11/30/21	2,530,000	2,535,732
2.000%, 02/15/25	725,000	715,229
2.250%, 11/15/24 to 02/15/27	7,425,000	7,440,836

	Principal Amount	Value
U.S. Treasury Notes,
2.500%, 08/15/23 to 05/15/24	$3,930,000	$4,026,489
Total U.S. Treasury Obligations	37,455,000	37,366,981
Total U.S. Government and Agency Obligations (Cost $59,957,596)		59,432,523

	Shares
Rights - 0.0% #
Health Care - 0.0% #
Dyax Corp. Escrow Expiration 12/31/19 *,2 (Cost $0)	670	7

	Principal Amount
Short-Term Investments - 3.1%
Repurchase Agreements - 2.5% [3]
Bank of Montreal, dated 09/29/17, due 10/02/17, 1.040% total to be received $245,719 (collateralized by various U.S. Government Agency Obligations, 0.000% - 3.125%, 04/15/18 - 02/15/43, totaling $250,612)	$245,698	245,698
BNP Paribas SA, dated 09/29/17, due 10/02/17, 1.060% total to be received $1,168,322 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.000%, 11/01/18 - 08/20/67, totaling $1,191,583)	1,168,219	1,168,219
Cantor Fitzgerald Securities, Inc., dated 09/29/17, due 10/02/17, 1.070% total to be received $1,168,323 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 10/12/17 - 05/20/67, totaling $1,191,583)	1,168,219	1,168,219
Daiwa Capital Markets America, dated 09/29/17, due 10/02/17, 1.070% total to be received $1,168,323 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 10/12/17 - 12/01/51, totaling $1,191,583)	1,168,219	1,168,219
Nomura Securities International, Inc., dated 09/29/17, due 10/02/17, 1.080% total to be received $1,168,324 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 11/15/17 - 08/20/67, totaling $1,191,583)	1,168,219	1,168,219
Total Repurchase Agreements		4,918,574

	Shares
Other Investment Companies - 0.6%
Dreyfus Preferred Government Money Market Fund, Institutional Class Shares, 0.98% [4]	1,179,244	1,179,244
Total Short-Term Investments (Cost $6,097,818)		6,097,818

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Total Investments - 102.6% (Cost $180,879,840)		$199,390,328
Other Assets, less Liabilities - (2.6)%		(5,109,492)
Net Assets - 100.0%		$194,280,836

#	Less than 0.05%.
*	Non-income producing security.
[1]	Some or all of these securities, amounting to $4,789,589 or 2.5% of net assets, were out on loan to various brokers.
[2]	This security is restricted and not available for re-sale. The security was received as part of a corporate action on January 22, 2016. The security is valued using third party pricing information without adjustment (broker quote). Such valuations are based on unobservable inputs.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the September 30, 2017, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

FHLMC	Freddie Mac
FNMA	Fannie Mae
MTN	Medium-TermNote
REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$126,452,638	—	—	$126,452,638
Corporate Bonds and Notes††	—	$7,407,342	—	7,407,342
U.S. Government and Agency Obligations††	—	59,432,523	—	59,432,523
Rights	—	—	$7	7
Short-Term Investments
Repurchase Agreements	—	4,918,574	—	4,918,574
Other Investment Companies	1,179,244	—	—	1,179,244

Total Investments in Securities	$127,631,882	$71,758,439	$7	$199,390,328

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.
††	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Schedule of Portfolio Investments.

At September 30, 2017, the Level 3 securities are Rights received as a result of a corporate action.

As of September 30, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

AMG Chicago Equity Partners Small Cap Value Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2017

	Shares	Value
Common Stocks - 96.6%
Consumer Discretionary - 9.4%
Beazer Homes USA, Inc. *	1,530	$28,672
Bridgepoint Education, Inc. *	730	7,008
Caesars Entertainment Corp. *,[1]	725	9,679
Callaway Golf Co.	1,245	17,965
Career Education Corp. *	605	6,286
Conn’s, Inc. *,[1]	630	17,734
Cooper-Standard Holdings, Inc. *	90	10,437
Dana, Inc.	305	8,528
Flexsteel Industries, Inc.	150	7,605
Group 1 Automotive, Inc.	60	4,348
Johnson Outdoors, Inc., Class A	340	24,915
KB Home [1]	460	11,095
Marriott Vacations Worldwide Corp. [1]	130	16,189
Meredith Corp. [1]	190	10,545
MSG Networks, Inc., Class A *	730	15,476
Office Depot, Inc.	4,870	22,110
Perry Ellis International, Inc. *	155	3,667
TopBuild Corp. *	310	20,203
Tower International, Inc.	250	6,800
Townsquare Media, Inc., Class A *	200	2,000
Wolverine World Wide, Inc.	370	10,675
Total Consumer Discretionary		261,937
Consumer Staples - 2.6%
Central Garden & Pet Co., Class A *	465	17,293
Ingles Markets, Inc., Class A	10	257
John B. Sanfilippo & Son, Inc.	105	7,068
Sanderson Farms, Inc. [1]	182	29,397
SpartanNash Co.	55	1,450
Universal Corp.	190	10,887
Village Super Market, Inc., Class A	215	5,319
Total Consumer Staples		71,671
Energy - 4.7%
Delek US Holdings, Inc.	970	25,928
Ensco PLC, Class A (United Kingdom)[1]	300	1,791
Exterran Corp. *	450	14,224
McDermott International, Inc. *	4,290	31,188
Newpark Resources, Inc. *	1,620	16,200
Renewable Energy Group, Inc. *	340	4,131
Ultra Petroleum Corp. *	925	8,020
Unit Corp. *	210	4,322

	Shares	Value
W&T Offshore, Inc. *	8,155	$24,873
Total Energy		130,677
Financials - 28.4%
1st Source Corp.	200	10,160
AG Mortgage Investment Trust, Inc., REIT	635	12,217
Ambac Financial Group, Inc. *	445	7,681
American Equity Investment Life Holding Co.	1,550	45,074
Apollo Commercial Real Estate Finance, Inc., REIT	3	54
ARMOUR Residential REIT, Inc., REIT [1]	1,410	37,929
BancFirst Corp.	290	16,457
The Bancorp, Inc. *	1,180	9,759
The Bank of NT Butterfield & Son, Ltd. (Bermuda)	775	28,396
Cathay General Bancorp	680	27,336
CenterState Bank Corp.	260	6,968
City Holding Co.	350	25,168
CoBiz Financial, Inc.	390	7,660
CYS Investments, Inc., REIT	950	8,208
Evercore, Inc., Class A	80	6,420
FB Financial Corp. *	100	3,772
FCB Financial Holdings, Inc., Class A *	110	5,313
Federal Agricultural Mortgage Corp., Class C	299	21,749
First American Financial Corp.	360	17,989
First Connecticut Bancorp, Inc.	155	4,146
First Financial Bancorp	429	11,218
Glacier Bancorp, Inc.	220	8,307
Green Bancorp, Inc. *	665	15,727
Hancock Holding Co.	540	26,163
Heritage Financial Corp.	490	14,455
Home Bancorp, Inc.	65	2,718
Independent Bank Corp.	570	12,911
Invesco Mortgage Capital, Inc., REIT	2,055	35,202
Kemper Corp.	100	5,300
Lakeland Financial Corp.	345	16,808
Macatawa Bank Corp.	380	3,899
MBT Financial Corp.	280	3,066
MGIC Investment Corp. *	2,625	32,891
New Residential Investment Corp., REIT	1,075	17,985
Old Second Bancorp, Inc.	440	5,918
PennyMac Mortgage Investment Trust, REIT	235	4,087
People’s Utah Bancorp	90	2,921
Preferred Bank	489	29,511
Riverview Bancorp, Inc.	740	6,216

AMG Chicago Equity Partners Small Cap Value Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 28.4% (continued)
S&T Bancorp, Inc.	300	$11,874
Sandy Spring Bancorp, Inc.	595	24,657
Shore Bancshares, Inc.	170	2,831
State Bank Financial Corp.	390	11,174
Stifel Financial Corp.	410	21,919
Third Point Reinsurance, Ltd. (Bermuda) *	1,895	29,562
Universal Insurance Holdings, Inc.	1,345	30,935
Valley National Bancorp	3,245	39,102
Walker & Dunlop, Inc. *	150	7,850
Wintrust Financial Corp.	700	54,817
Total Financials		792,480
Health Care - 5.8%
Agenus, Inc. *	960	4,234
Array BioPharma, Inc. *,[1]	1,237	15,215
Emergent BioSolutions, Inc. *	340	13,753
Halyard Health, Inc. *	585	26,343
Horizon Pharma PLC *,[1]	880	11,159
Immunomedics, Inc. *	1,040	14,539
Innoviva, Inc. *	1,550	21,886
Magellan Health, Inc. *	130	11,219
Novavax, Inc. *	3,015	3,437
Omeros Corp. *	170	3,675
Orthofix International, N.V. *	140	6,615
Owens & Minor, Inc.	340	9,928
Portola Pharmaceuticals, Inc. *	80	4,322
PTC Therapeutics, Inc. *,[1]	110	2,201
Tivity Health, Inc. *	110	4,488
Triple-S Management Corp., Class B (Puerto Rico) *	435	10,301
Total Health Care		163,315
Industrials - 15.0%
AAR Corp.	480	18,134
ACCO Brands Corp. *	2,190	26,061
Applied Industrial Technologies, Inc.	100	6,580
ArcBest Corp.	10	335
Barnes Group, Inc.	160	11,270
CAI International, Inc. *	220	6,670
Costamare, Inc. (Monaco)	1,020	6,304
DXP Enterprises, Inc. *	125	3,936
EMCOR Group, Inc.	110	7,632

	Shares	Value
Ennis, Inc.	830	$16,310
GATX Corp.	330	20,315
The Greenbrier Cos., Inc. [1]	290	13,964
Kelly Services, Inc., Class A	680	17,061
Kimball International, Inc., Class B	290	5,733
Moog, Inc., Class A *	305	25,446
MRC Global, Inc. *	1,565	27,372
Quad/Graphics, Inc.	835	18,879
Radiant Logistics, Inc. *	770	4,089
Rexnord Corp. *	280	7,115
Rush Enterprises, Inc., Class A *	645	29,857
SP Plus Corp. *	500	19,750
Sterling Construction Co., Inc. *	810	12,336
Textainer Group Holdings, Ltd. *	295	5,059
Triton International, Ltd. (Bermuda)	500	16,640
Tutor Perini Corp. *	280	7,952
Vectrus, Inc. *	595	18,350
Wabash National Corp.	1,475	33,659
Werner Enterprises, Inc.	445	16,265
YRC Worldwide, Inc. *	1,080	14,904
Total Industrials		417,978
Information Technology - 8.5%
ADTRAN, Inc.	360	8,640
Anixter International, Inc. *	155	13,175
Applied Optoelectronics, Inc. *,[1]	70	4,527
Bel Fuse, Inc., Class B	280	8,736
Belden, Inc.	215	17,314
Blucora, Inc. *	380	9,614
Comtech Telecommunications Corp.	600	12,318
Cree, Inc. *	1,010	28,472
Diodes, Inc. *	95	2,843
ePlus, Inc. *	295	27,273
KVH Industries, Inc. *	320	3,824
Progress Software Corp.	170	6,489
QAD, Inc., Class A	220	7,557
Sanmina Corp. *	270	10,030
Super Micro Computer, Inc. *	60	1,326
Systemax, Inc. [1]	295	7,797
TiVo Corp.	115	2,283
Viavi Solutions, Inc. *	2,020	19,109

AMG Chicago Equity Partners Small Cap Value Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 8.5% (continued)
Vishay Intertechnology, Inc.	2,460	$46,248
Zedge, Inc., Class B *	1	2
Total Information Technology		237,577
Materials - 5.2%
Boise Cascade Co. *	135	4,712
The Chemours Co.	204	10,324
Cleveland-Cliffs, Inc. *	4,775	34,141
Commercial Metals Co.	210	3,996
Ferroglobe PLC (United Kingdom)	1,140	15,002
Greif, Inc., Class A	200	11,708
Kaiser Aluminum Corp.	80	8,251
Kronos Worldwide, Inc.	550	12,557
Louisiana-Pacific Corp. *	285	7,718
Ryerson Holding Corp. *	850	9,223
Schnitzer Steel Industries, Inc., Class A	740	20,831
Tronox, Ltd., Class A	320	6,752
Total Materials		145,215
Real Estate - 10.3%
Ashford Hospitality Trust, Inc., REIT	670	4,469
CBL & Associates Properties, Inc., REIT [1]	1,210	10,152
Chesapeake Lodging Trust, REIT	980	26,431
Consolidated-Tomoka Land Co.	70	4,205
DiamondRock Hospitality Co., REIT	3,570	39,091
Hersha Hospitality Trust, REIT	1,790	33,419
iStar, Inc., REIT *	455	5,369
Jernigan Capital, Inc., REIT [1]	930	19,112
Lexington Realty Trust, REIT	3,875	39,602
PS Business Parks, Inc., REIT	61	8,144
Sunstone Hotel Investors, Inc., REIT	2,331	37,452
Tier REIT, Inc., REIT	785	15,151
Washington Real Estate Investment Trust, REIT	340	11,138
Xenia Hotels & Resorts, Inc., REIT	1,650	34,732
Total Real Estate		288,467
Telecommunication Services - 0.1%
Cincinnati Bell, Inc. *	225	4,466

	Shares	Value
Utilities - 6.6%
ALLETE, Inc.	50	$3,865
American States Water Co.	230	11,328
Chesapeake Utilities Corp.	135	10,564
IDACORP, Inc.	217	19,081
New Jersey Resources Corp.	590	24,868
Northwest Natural Gas Co.	270	17,388
ONE Gas, Inc.	190	13,992
Ormat Technologies, Inc.	55	3,358
Otter Tail Corp.	280	12,138
PNM Resources, Inc.	825	33,247
SJW Group	350	19,810
Unitil Corp.	90	4,451
WGL Holdings, Inc.	140	11,788
Total Utilities		185,878
Total Common Stocks
(Cost $2,360,493)		2,699,661

	Principal Amount
Short-Term Investments - 6.1%
Repurchase Agreements - 5.5% [2]
Citibank N.A., dated 09/29/17, due 10/02/17, 1.060% total to be received $154,497 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 10/05/17 - 05/15/46, totaling $157,573)	$154,483	154,483

	Shares
Other Investment Companies - 0.6%
Dreyfus Preferred Government Money Market Fund, Institutional Class Shares, 0.98% [3]	15,958	15,958
Total Short-Term Investments
(Cost $170,441)		170,441
Total Investments - 102.7%
(Cost $2,530,934)		2,870,102
Other Assets, less Liabilities - (2.7)%		(76,105)
Net Assets - 100.0%		$2,793,997

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $152,608 or 5.5% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the September 30, 2017, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT Real Estate Investment Trust

AMG Chicago Equity Partners Small Cap Value Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$2,699,661	—	—	$2,699,661
Short-Term Investments
Repurchase Agreements	—	$154,483	—	154,483
Other Investment Companies	15,958	—	—	15,958

Total Investments in Securities	$2,715,619	$154,483	—	$2,870,102

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of September 30, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

AMG Managers Amundi Intermediate Government Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2017

	Principal Amount	Value
Asset-Backed Securities - 7.1%
Colony American Homes
Series 2014-1A, Class A (1-Month LIBOR plus 1.150%), 2.387%, 05/17/31[1,2,3]	$1,451,471	$1,457,545
Series 2014-2A, Class A (1-Month LIBOR plus 0.950%), 2.189%, 07/17/31[1,3]	1,381,479	1,383,206
Invitation Homes Trust Series 2015-SFR3, Class A (1-Month LIBOR plus 1.300%), 2.534%, 08/17/32[1,3]	1,833,062	1,845,986
Progress Residential Trust
Series 2015-SFR2, Class A 2.740%, 06/12/32[1,2]	2,956,831	2,969,815
Series 2016-SFR1, Class A (1-Month LIBOR plus 1.500%), 2.737%, 09/17/33[1,3]	352,117	357,468
Tricon American Homes Trust Series 2015-SFR1, Class A (1-Month LIBOR plus 1.250%), 2.485%, 05/17/32[1,3]	288,226	290,110
Total Asset-Backed Securities (Cost $8,247,304)		8,304,130
Mortgage-Backed Securities - 0.5%
American Home Mortgage Assets Trust Series 2005-1, Class 1A1 3.481%, 11/25/35[4]	47,319	42,642
American Home Mortgage Investment Trust
Series 2004-1, Class 4A (6-Month LIBOR plus 2.000%), 3.509%, 04/25/44 [3]	93,137	87,073
Series 2005-1, Class 5A1 (6-Month LIBOR plus 2.000%), 3.456%, 06/25/45 [3]	11,975	12,014
Banc of America Funding Series 2004-B, Class 1A2 3.159%, 12/20/34[4]	64,421	53,542
GSR Mortgage Loan Trust Series 2004-5, Class 1A3 (US Treasury 1 Year plus 1.750%), 3.060%, 05/25/34[3]	17,858	17,529
HarborView Mortgage Loan Trust Series 2004-7, Class 2A2 3.303%, 11/19/34[4]	44,327	43,780
Reperforming Loan REMIC Trust Series 2004-R2, Class 1AF1 (1-Month LIBOR plus 0.420%), 1.657%, 11/25/34[1,3,5]	74,168	66,331
Structured Asset Securities Corp. Series 2005-RF1, Class A (1-Month LIBOR plus 0.350%), 1.587%, 03/25/35[1,3,5]	163,800	145,771

	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust Series 2007-16, Class 1A1 6.000%, 12/28/37	$90,359	$94,077
Total Mortgage-Backed Securities (Cost $605,095)		562,759
U.S. Government and Agency Obligations - 123.8%
Fannie Mae - 52.9%
FNMA, 2.500%, 02/01/43	663,658	645,560
(6-Month LIBOR plus 1.600%), 2.995%, 06/01/34[2,3]	454,076	470,549
3.000%, 01/01/43 to 06/01/45[2]	4,504,216	4,537,031
(12-Month LIBOR plus 1.628%), 3.387%, 08/01/34[3]	142,051	148,785
3.500%, 05/01/42 to 10/01/45[2]	7,036,230	7,287,831
3.500%, TBA 30 years[6]	8,000,000	8,232,343
4.000%, 12/01/26 to 09/01/55[2]	9,330,119	9,921,919
4.000%, TBA 30 years[6]	11,200,000	11,792,375
4.500%, 11/01/26 to 09/01/53[2]	7,223,973	7,816,750
4.500%, TBA 30 years[6]	3,800,000	4,079,063
4.750%, 07/01/34 to 09/01/34	210,816	230,998
5.000%, 06/01/18 to 08/01/40	2,076,851	2,300,879
5.500%, 02/01/18 to 08/01/41[2]	2,254,236	2,517,434
6.000%, 11/01/22 to 06/01/39[2]	870,982	957,765
6.500%, 07/01/32	60,067	61,172
7.000%, 11/01/22[2]	212,022	224,777
FNMA REMICS, Series 1994-55, Class H 7.000%, 03/25/24[2]	353,648	387,182
Series 2005-13, Class AF (1-Month LIBOR plus 0.400%), 1.637%, 03/25/35[2,3]	215,981	216,618
FNMA REMICS Whole Loan Series 2003-W4, Class 4A 7.500%, 10/25/42[4]	53,136	60,876
Total Fannie Mae	58,662,062	61,889,907
Freddie Mac - 37.2%
FHLMC, (US Treasury 1 Year plus 2.224%), 2.861%, 11/01/33[2,3]	480,740	506,552
FHLMC Gold Pool,
3.000%, 10/01/42 to 06/01/45	2,226,371	2,244,219
3.500%, 04/01/32 to 02/01/47[2]	3,139,453	3,268,255
3.500%, TBA 30 years[6]	12,400,000	12,765,708
4.000%, 09/01/31	316,352	336,528
4.000%, TBA 30 years[6]	16,600,000	17,477,984
4.500%, 02/01/20 to 09/01/41[2]	1,710,961	1,836,074
5.000%, 05/01/18 to 06/01/41[2]	2,137,440	2,338,043
5.500%, 11/01/17 to 01/01/39[2]	1,703,534	1,890,615
6.000%, 09/01/21 to 01/01/24	173,593	182,914
7.000%, 07/01/19	35,709	36,569

AMG Managers Amundi Intermediate Government Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Freddie Mac - 37.2% (continued)
FHLMC Gold Pool, 7.500%, 07/01/34[2]	$563,028	$663,576
Total Freddie Mac	41,487,181	43,547,037
Ginnie Mae - 32.2%
GNMA,
3.000%, 11/15/42 to 06/20/45	3,451,646	3,512,829
3.000%, TBA 30 years[6]	1,000,000	1,013,906
3.500%, 08/15/43 to 11/20/45[2]	8,441,514	8,815,056
4.000%, 06/20/43 to 04/20/47[2]	13,051,676	13,898,881
4.500%, 05/15/39 to 02/15/46[2]	2,555,240	2,783,308
4.500%, TBA 30 years[6]	2,200,000	2,352,281
5.000%, 12/15/35 to 12/15/45[2]	3,804,912	4,193,680
5.500%, 10/15/39 to 11/15/39[2]	894,660	1,012,825
7.500%, 09/15/28 to 11/15/31	19,738	20,447
Total Ginnie Mae	35,419,386	37,603,213
Interest Only Strips - 1.5%
FHLMC Series 212, Class IO 6.000%, 05/15/31[5]	892	190
FHLMC REMICS,
Series 2380, Class SI (7.900% minus 1-Month LIBOR, Cap 7.900%, Floor 0.000%), 6.666%, 06/15/31[3,5]	7,941	1,668
Series 2922, Class SE (6.750% minus 1-Month LIBOR, Cap 6.750%, Floor 0.000%), 5.516%, 02/15/35[3]	80,248	15,450
Series 2934, Class HI 5.000%, 02/15/20	17,591	698
Series 2934, Class KI 5.000%, 02/15/20[5]	11,904	446
Series 2965, Class SA (6.050% minus 1-Month LIBOR, Cap 6.050%, Floor 0.000%), 4.816%, 05/15/32[3]	160,283	22,454
Series 2967, Class JI 5.000%, 04/15/20	34,544	1,446
Series 2980, Class SL (6.700% minus 1-Month LIBOR, Cap 6.700%, Floor 0.000%), 5.466%, 11/15/34[3]	116,085	27,607
Series 3065, Class DI (6.620% minus 1-Month LIBOR, Cap 6.620%, Floor 0.000%), 5.386%, 04/15/35[3]	225,554	40,748
Series 3308, Class S (7.200% minus 1-Month LIBOR, Cap 7.200%, Floor 0.000%), 5.966%, 03/15/32[3]	147,061	28,066
Series 3424, Class XI (6.570% minus 1-Month LIBOR, Cap 6.570%, Floor 0.000%), 5.336%, 05/15/36[3]	187,875	32,290
Series 3489, Class SD (7.800% minus 1-Month LIBOR, Cap 7.800%, Floor 0.000%), 6.566%, 06/15/32[3]	87,053	17,779
Series 3685, Class EI 5.000%, 03/15/19[5]	22,229	238
Series 3731, Class IO 5.000%, 07/15/19[5]	13,379	148

	Principal Amount	Value
FHLMC REMICS,
Series 3882, Class AI 5.000%, 06/15/26	$53,346	$1,669
Series 4395, Class TI 4.000%, 05/15/26	535,935	51,504
FNMA,
Series 222, Class 2 7.000%, 06/25/23[5]	4,355	676
Series 343, Class 21 4.000%, 09/25/18[5]	11,176	141
Series 343, Class 22 4.000%, 11/25/18[5]	6,124	80
Series 351, Class 5 5.000%, 04/25/34	23,906	4,275
Series 351, Class 3 5.000%, 04/25/34	48,735	8,472
Series 351, Class 4 5.000%, 04/25/34	28,429	5,084
FNMA REMICS,
Series 2004-51, Class SX (7.120% minus 1-Month LIBOR, Cap 7.120%, Floor 0.000%), 5.883%, 07/25/34[3]	86,655	16,454
Series 2004-64, Class SW (7.050% minus 1-Month LIBOR, Cap 7.050%, Floor 0.000%), 5.813%, 08/25/34[3]	278,927	51,726
Series 2005-12, Class SC (6.750% minus 1-Month LIBOR, Cap 6.750%, Floor 0.000%), 5.513%, 03/25/35[3]	121,304	20,628
Series 2005-45, Class SR (6.720% minus 1-Month LIBOR, Cap 6.720%, Floor 0.000%), 5.483%, 06/25/35[3]	223,277	40,081
Series 2005-65, Class KI (7.000% minus 1-Month LIBOR, Cap 7.000%, Floor 0.000%), 5.763%, 08/25/35[2,3]	509,676	93,593
Series 2005-89, Class S (6.700% minus 1-Month LIBOR, Cap 6.700%, Floor 0.000%), 5.463%, 10/25/35[3]	519,125	93,035
Series 2006-3, Class SA (6.150% minus 1-Month LIBOR, Cap 6.150%, Floor 0.000%), 4.913%, 03/25/36[3]	104,367	16,200
Series 2007-75, Class JI (6.545% minus 1-Month LIBOR, Cap 6.545%, Floor 0.000%), 5.308%, 08/25/37[3]	98,882	17,509
Series 2008-86, Class IO 4.500%, 03/25/23[5]	43,410	812
Series 2009-31, Class PI 5.000%, 11/25/38	619,188	96,068
Series 2010-121, Class IO 5.000%, 10/25/25	28,828	698
Series 2010-37, Class GI 5.000%, 04/25/25[5]	14,259	210
Series 2010-65, Class IO 5.000%, 09/25/20	109,245	3,988
Series 2011-124, Class IC 3.500%, 09/25/21	138,345	4,632
Series 2011-69, Class AI 5.000%, 05/25/18[5]	12,786	58

AMG Managers Amundi Intermediate Government Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 1.5% (continued)
FNMA REMICS,
Series 2011-88, Class WI 3.500%, 09/25/26	$228,688	$23,048
Series 2012-126, Class SJ (5.000% minus 1-Month LIBOR, Cap 5.000%, Floor 0.000%), 3.763%, 11/25/42[3]	527,730	72,515
GNMA,
Series 2011-167, Class IO 5.000%, 12/16/20	45,849	1,207
Series 2011-32, Class KS (12.100% minus 2 times 1-Month LIBOR, Cap 12.100%, Floor 0.000%), 9.622%, 06/16/34[3]	132,053	10,409
Series 2011-94, Class IS (6.700% minus 1-Month LIBOR, Cap 6.700%, Floor 0.000%), 5.466%, 06/16/36[3]	168,647	20,508
Series 2012-103, Class IB 3.500%, 04/20/40	178,864	16,744
Series 2012-140, Class IC 3.500%, 11/20/42	500,346	101,602
Series 2012-34, Class KS (6.050% minus 1-Month LIBOR, Cap 6.050%, Floor 0.000%), 4.816%, 03/16/42[3]	356,946	82,608
Series 2012-69, Class QI 4.000%, 03/16/41	219,038	32,195
Series 2014-173, Class AI 4.000%, 11/20/38	218,645	16,336
Series 2016-108, Class QI 4.000%, 08/20/46	280,041	65,039
Series 2016-118, Class DS (6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 4.864%, 09/20/46[3]	348,146	78,437
Series 2016-145, Class UI 3.500%, 10/20/46	464,068	93,280
Series 2016-17, Class JS (6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 4.864%, 02/20/46[3]	383,616	71,716
Series 2016-20, Class SB (6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 4.864%, 02/20/46[3]	403,166	76,518

	Principal Amount	Value
GNMA,
Series 2016-46, Class JI 4.500%, 04/20/46	$244,102	$53,539
Series 2016-5, Class CS (6.150% minus 1-Month LIBOR, Cap 6.150%, Floor 0.000%), 4.914%, 01/20/46[3]	368,391	71,991
Series 2016-81, Class IO 4.000%, 06/20/46	450,226	85,580
Series 2016-88, Class SM (6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 4.864%, 07/20/46[3]	369,841	75,765
Total Interest Only Strips	10,621,322	1,765,858
Total U.S. Government and Agency Obligations (Cost $143,355,915)		144,806,015
Short-Term Investments - 17.6%
U.S. Government Obligation - 0.1%
U.S. Treasury Bills, 0.830%, 02/15/18[7,8]	90,000	89,633

	Shares
Other Investment Companies - 17.5%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.92%[2,9]	19,035,688	19,035,688
Dreyfus Preferred Government Money Market Fund, Institutional Class Shares, 0.98%[9]	1,463,867	1,463,867
Total Other Investment Companies		20,499,555
Total Short-Term Investments (Cost $20,589,183)		20,589,188
Total Investments - 149.0% (Cost $172,797,497)		174,262,092
Other Assets, less Liabilities - (49.0)%		(57,289,262)
Net Assets - 100.0%		$116,972,830

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2017, the value of these securities amounted to $8,516,232 or 7.3% of net assets.
[2]	Some or all of these securities are segregated as collateral for delayed delivery agreements. At September 30, 2017, the value of these securities amounted to $55,781,473, or 47.7% of net assets.
[3]	Variable rate security. The rate shown is based on the latest available information as of September 30, 2017.
[4]	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[5]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timley sale. The Fund may not invest more than 15% of its net assets in illiquid securities. The market value of illiquid securities at September 30, 2017, amounted to $216,769 or 0.2% of net assets.
[6]	All or part of the security is delayed delivery transaction. The market value for delayed delivery security at September 30, 2017, amounted to $55,781,473, or 47.7% of net assets.
[7]	Some or all of this security is held as collateral for futures contracts. The market value of collateral at September 30, 2017, amounted to $89,633, or 0.1% of net assets.
[8]	Represents yield to maturity at September 30, 2017.
[9]	Yield shown represents the September 30, 2017, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
GSR	Goldman Sachs REMIC
IO	Interest Only
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

AMG Managers Amundi Intermediate Government Fund
Schedule of Portfolio Investments (continued)

TBA Forward Sale Commitments

Security	Principal Amount	Settlement Date	Current Liability	Proceeds
FNMA, 4.500%, TBA 30 years	$1,800,000	10/12/17	$1,932,188	$(1,934,484)

Open Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
10-Year U.S. Treasury Note	3	Long	12/19/17	$375,938	$(4,859)
U.S. Ultra Bond CBT Dec 17	2	Long	12/19/17	330,250	(6,302)
10-Year Interest Rate Swap	35	Short	12/18/17	(3,550,313)	85,289
2-Year U.S. Treasury Note	3	Short	12/29/17	(647,109)	1,914
5-Year Interest Rate Swap	23	Short	12/18/17	(2,320,844)	31,091
5-Year U.S. Treasury Note	5	Short	12/29/17	(587,500)	4,441

Total					$111,574

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	—	$8,304,130	—	$8,304,130
Mortgage-Backed Securities	—	562,759	—	562,759
U.S. Government and Agency Obligations†	—	144,806,015	—	144,806,015
Short-Term Investments
U.S. Government Obligation	—	89,633	—	89,633
Other Investment Companies	$20,499,555	—	—	20,499,555

Total Investments in Securities	$20,499,555	$153,762,537	—	$174,262,092

TBA Sale Commitments	—	$(1,932,188)	—	$(1,932,188)

Financial Derivative Instruments - Assets
Interest Rate Contracts	$122,735	—	—	$122,735
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(11,161)	—	—	(11,161)

Total Financial Derivative Instruments	$111,574	—	—	$111,574

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Schedule of Portfolio Investments.

As of September 30, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

AMG Managers Amundi Short Duration Government Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2017

	Principal Amount	Value
Asset-Backed Securities - 11.2%
AmeriCredit Automobile Receivables Trust Series 2013-3, Class D 3.000%, 07/08/19	$250,000	$251,031
Capital Auto Receivables Asset Trust Series 2013-4, Class D 3.220%, 05/20/19	1,340,000	1,344,754
Colony American Homes
Series 2014-1A, Class A (1-Month LIBOR plus 1.150%), 2.387%, 05/17/31[1,2]	3,260,296	3,273,938
Series 2014-2A, Class A (1-Month LIBOR plus 0.950%), 2.189%, 07/17/31[1,2]	1,318,067	1,319,715
Series 2015-1A, Class A (1-Month LIBOR plus 1.200%), 2.434%, 07/17/32[1,2]	3,448,153	3,463,365
Drive Auto Receivables Trust
Series 2015-AA, Class C 3.060%, 05/17/21[1]	1,668,878	1,679,444
Series 2015-BA, Class C 2.760%, 07/15/21[1]	1,568,924	1,576,249
Series 2015-CA, Class C 3.010%, 05/17/21[1]	461,234	463,947
Series 2016-BA, Class B 2.560%, 06/15/20[1]	937,213	939,476
Series 2017-AA, Class A2 1.480%, 03/15/19[1]	269,546	269,546
Invitation Homes Trust Series 2015-SFR3, Class A (1-Month LIBOR plus 1.300%), 2.534%, 08/17/32[1,2]	1,455,947	1,466,213
Progress Residential Trust Series 2016-SFR1, Class A (1-Month LIBOR plus 1.500%), 2.737%, 09/17/33[1,2]	510,818	518,580
Santander Drive Auto Receivables Trust
Series 2013-4, Class D 3.920%, 01/15/20	2,560,000	2,580,044

	Principal Amount	Value
Santander Drive Auto Receivables Trust
Series 2014-1, Class C 2.360%, 04/15/20	$78,987	$79,110
Tricon American Homes Trust Series 2015-SFR1, Class A (1-Month LIBOR plus 1.250%), 2.485%, 05/17/32[1,2]	421,584	424,340
Total Asset-Backed Securities (Cost $19,612,934)		19,649,752
Mortgage-Backed Security - 0.3%
Angel Oak Mortgage Trust Series 2017-2 2.478%, 07/25/47 (Cost $473,844)[1,3]	473,849	472,647
Total Mortgage-Backed Security (Cost $473,844)		472,647
U.S. Government and Agency Obligations - 85.3%
Fannie Mae - 54.0%
FNMA,
(US Treasury 1 Year plus 2.025%), 2.722%, 01/01/34[2]	536,767	562,056
(6-Month LIBOR plus 1.500%), 2.875%, 02/01/33[2]	759,437	783,145
(US Treasury 1 Year plus 2.187%), 2.889%, 12/01/34[2]	1,422,930	1,496,453
(US Treasury 1 Year plus 2.303%), 2.902%, 12/01/34[2]	1,426,099	1,507,143
(US Treasury 1 Year plus 2.112%), 2.914%, 05/01/33[2]	1,046,844	1,098,862
(6-Month LIBOR plus 1.560%), 2.957%, 08/01/33[2]	306,043	316,430
(US Treasury 1 Year plus 2.106%), 2.986%, 09/01/33[2]	217,229	227,734
(6-Month LIBOR plus 1.600%), 2.995%, 06/01/34[2]	569,681	590,348
3.000%, TBA 15 years[4]	2,900,000	2,979,750
(12-Month LIBOR plus 1.575%), 3.075%, 12/01/33[2]	340,857	357,565

AMG Managers Amundi Short Duration Government Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Fannie Mae - 54.0% (continued)
FNMA,
(US Treasury 1 Year plus 2.253%), 3.133%, 05/01/34[2]	$1,436,223	$1,518,644
(12-Month LIBOR plus 1.425%), 3.175%, 09/01/33[2]	685,538	726,471
(US Treasury 1 Year plus 2.332%), 3.177%, 04/01/34[2]	342,659	362,115
(US Treasury 1 Year plus 2.202%), 3.185%, 06/01/33[2]	278,055	291,808
(US Treasury 1 Year plus 2.357%), 3.196%, 04/01/34[2]	451,122	478,878
(12-Month LIBOR plus 1.616%), 3.230%, 03/01/34[2]	171,968	180,852
(US Treasury 1 Year plus 2.360%), 3.267%, 11/01/34[2]	2,271,593	2,410,344
(US Treasury 1 Year plus 2.380%), 3.278%, 01/01/36[2]	2,632,180	2,794,726
(12-Month LIBOR plus 1.643%), 3.334%, 07/01/34[2]	913,076	960,160
(12-Month LIBOR plus 1.614%), 3.345%, 10/01/35[2]	991,718	1,042,824
(12-Month LIBOR plus 1.628%), 3.387%, 08/01/34[2]	177,563	185,982
(12-Month LIBOR plus 1.800%), 3.425%, 01/01/34[2]	1,064,934	1,127,515
(12-Month LIBOR plus 1.810%), 3.435%, 01/01/33[2]	768,453	813,011
(12-Month LIBOR plus 1.704%), 3.442%, 04/01/37[2,5]	3,177,917	3,330,633
(12-Month LIBOR plus 1.857%), 3.474%, 01/01/36[2]	24,701	26,052
(12-Month LIBOR plus 1.820%), 3.572%, 08/01/35[2]	923,592	976,739
(12-Month LIBOR plus 1.804%), 3.587%, 06/01/34[2]	1,353,105	1,431,373
(12-Month LIBOR plus 1.730%), 3.605%, 06/01/35[2]	77,197	81,351
4.000%, 10/01/21 to 06/01/42	7,680,935	8,143,255
4.500%, 10/01/19 to 02/01/41	14,815,167	16,079,992
4.500%, TBA 30 years[4]	2,300,000	2,468,906
5.000%, 10/01/19 to 01/01/41	11,406,051	12,427,264
5.500%, 05/01/34 to 08/01/41	9,888,782	11,221,140
6.000%, 09/01/21 to 08/01/37	5,060,071	5,589,165
6.500%, 04/01/18 to 08/01/32	2,579,922	2,924,538
7.000%, 11/01/22	790,258	837,799
7.500%, 08/01/33 to 09/01/33	52,044	61,970
FNMA Grantor Trust,
Series 2002-T5, Class A1 (1-Month LIBOR plus 0.120%), 1.524%, 05/25/32[2]	176,123	173,993
Series 2003-T4, Class 1A (1-Month LIBOR plus 0.220%), 1.405%, 09/26/33[2]	13,213	13,146
FNMA REMICS,
Series 1994-31, Class ZC 6.500%, 02/25/24	303,031	326,759

	Principal Amount	Value
FNMA REMICS,
5.000%, 02/25/18 to 04/25/24	$42,124	$42,372
Series 2001-63, Class FA (1-Month LIBOR plus 0.550%), 1.784%, 12/18/31[2]	310,719	315,406
1.637%, 08/25/32 to 03/25/35[2]	778,850	780,375
Series 2003-2, Class FA (1-Month LIBOR plus 0.500%), 1.737%, 02/25/33[2]	284,025	285,336
4.000%, 02/25/19 to 05/25/19	112,586	113,525
5.500%, 07/25/24 to 07/25/35	653,784	695,834
Series 2005-68, Class PB 5.750%, 07/25/35	20,759	21,495
Series 2007-56, Class FN (1-Month LIBOR plus 0.370%), 1.607%, 06/25/37[2]	126,535	125,901
Series 2008-59, Class KB 4.500%, 07/25/23	33,667	34,066
2.500%, 12/25/18 to 09/25/39	203,251	203,831
FNMA REMICS Whole Loan,
7.500%, 10/25/42 to 12/25/42[3]	334,060	382,619
Series 2003-W13, Class AV2 (1-Month LIBOR plus 0.280%), 1.517%, 10/25/33[2,6]	9,361	9,327
Series 2004-W14, Class 1AF (1-Month LIBOR plus 0.400%), 1.637%, 07/25/44[2]	1,553,263	1,500,819
Series 2004-W5, Class F1 (1-Month LIBOR plus 0.450%), 1.687%, 02/25/47[2]	354,478	350,463
Series 2005-W2, Class A1 (1-Month LIBOR plus 0.200%), 1.437%, 05/25/35[2]	758,464	754,693
Total Fannie Mae	87,909,004	94,542,953
Freddie Mac - 22.9%
FHLMC,
(US Treasury 1 Year plus 2.000%), 2.547%, 11/01/33[2]	592,489	619,745
(US Treasury 1 Year plus 2.230%), 2.832%, 12/01/33[2]	919,069	968,908
(US Treasury 1 Year plus 2.225%), 2.876%, 11/01/33[2]	661,279	698,462
(US Treasury 1 Year plus 2.250%), 3.041%, 04/01/34[2]	418,378	441,836
(US Treasury 1 Year plus 2.250%), 3.077%, 05/01/34[2]	1,348,582	1,425,443
(US Treasury 1 Year plus 2.250%), 3.114%, 03/01/34[2]	1,465,450	1,546,163
(US Treasury 1 Year plus 2.153%), 3.209%, 10/01/28[2]	20,454	21,545
(US Treasury 1 Year plus 2.414%), 3.272%, 02/01/23[2]	66,403	69,562
(US Treasury 1 Year plus 2.513%), 3.365%, 06/01/35[2]	472,459	502,350
(US Treasury 1 Year plus 2.225%), 3.408%, 10/01/33[2]	1,084,879	1,145,555

AMG Managers Amundi Short Duration Government Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Freddie Mac - 22.9% (continued)
FHLMC,
(US Treasury 1 Year plus 2.219%), 3.467%, 10/01/33[2]	$607,535	$641,044
(US Treasury 1 Year plus 2.711%), 3.503%, 05/01/35[2]	696,260	742,983
(12-Month LIBOR plus 1.819%), 3.584%, 09/01/33[2]	1,269,115	1,342,113
FHLMC Gold Pool,
3.000%, 04/01/31	2,490,547	2,563,482
4.000%, 12/01/44	3,513,370	3,716,769
4.500%, 05/01/19 to 10/01/44	10,667,892	11,488,112
5.000%, 10/01/18 to 08/01/20	585,054	602,560
5.500%, 12/01/32 to 08/01/40	5,500,452	6,153,276
6.000%, 02/01/22 to 01/01/24	2,216,828	2,341,087
6.500%, 03/01/18 to 10/01/23	115,030	120,283
7.000%, 07/01/19	30,071	30,795
7.500%, 03/01/33	167,301	192,289
FHLMC REMICS,
4.500%, 06/15/18 to 02/15/35	53,399	53,552
4.000%, 09/15/18 to 06/15/38	596,903	603,541
5.500%, 07/15/33 to 01/15/35	45,029	45,266
Series 3153, Class UG (1-Month LIBOR plus 0.450%), 1.684%, 05/15/36[2]	1,801,261	1,810,896
Series 3653, Class JK 5.000%, 11/15/38	116,395	120,553
Series 3756, Class DA 1.200%, 11/15/18	87,733	87,399
Series 3846, Class CK 1.500%, 09/15/20	962	960
Total Freddie Mac	37,610,579	40,096,529
Ginnie Mae - 3.6%
GNMA,
4.000%, 09/15/18	39,788	40,999
6.000%, 01/15/36[5]	5,485,904	6,285,514
Total Ginnie Mae	5,525,692	6,326,513
U.S. Treasury Obligations - 2.2%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 01/15/27	3,313,756	3,873,902
Interest Only Strips - 2.6%
FHLMC REMICS,
Series 2922, Class SE (6.750% minus 1-Month LIBOR, Cap 6.750%, Floor 0.000%), 5.516%, 02/15/35[2]	180,883	34,825
Series 2934, Class HI 5.000%, 02/15/20	25,130	997
Series 2934, Class KI 5.000%, 02/15/20[6]	13,887	520
Series 2965, Class SA (6.050% minus 1-Month LIBOR, Cap 6.050%, Floor 0.000%), 4.816%, 05/15/32[2]	396,879	55,600

	Principal Amount	Value
FHLMC REMICS,
Series 2967, Class JI 5.000%, 04/15/20	$81,290	$3,403
Series 2980, Class SL (6.700% minus 1-Month LIBOR, Cap 6.700%, Floor 0.000%), 5.466%, 11/15/34[2]	256,181	60,923
Series 2981, Class SU (7.800% minus 1-Month LIBOR, Cap 7.800%, Floor 0.000%), 6.566%, 05/15/30[2]	188,234	29,967
Series 3065, Class DI (6.620% minus 1-Month LIBOR, Cap 6.620%, Floor 0.000%), 5.386%, 04/15/35[2]	689,501	124,564
Series 3308, Class S (7.200% minus 1-Month LIBOR, Cap 7.200%, Floor 0.000%), 5.966%, 03/15/32[2]	333,597	63,666
Series 3424, Class XI (6.570% minus 1-Month LIBOR, Cap 6.570%, Floor 0.000%), 5.336%, 05/15/36[2]	489,379	84,109
Series 3489, Class SD (7.800% minus 1-Month LIBOR, Cap 7.800%, Floor 0.000%), 6.566%, 06/15/32[2]	194,826	39,790
Series 3685, Class EI 5.000%, 03/15/19[6]	49,637	531
Series 3731, Class IO 5.000%, 07/15/19[6]	30,349	336
Series 3882, Class AI 5.000%, 06/15/26	42,668	1,335
Series 4395, Class TI 4.000%, 05/15/26	622,968	59,868
FNMA Series 306, Class IO 8.000%, 05/25/30[6]	57,170	15,941
FNMA REMICS,
Series 2004-51, Class SX (7.120% minus 1-Month LIBOR, Cap 7.120%, Floor 0.000%), 5.883%, 07/25/34[2]	217,481	41,294
Series 2004-64, Class SW (7.050% minus 1-Month LIBOR, Cap 7.050%, Floor 0.000%), 5.813%, 08/25/34[2]	641,857	119,029
Series 2004-66, Class SE (6.500% minus 1-Month LIBOR, Cap 6.500%, Floor 0.000%), 5.263%, 09/25/34[2]	100,386	16,702
Series 2005-12, Class SC (6.750% minus 1-Month LIBOR, Cap 6.750%, Floor 0.000%), 5.513%, 03/25/35[2]	231,772	39,413
Series 2005-45, Class SR (6.720% minus 1-Month LIBOR, Cap 6.720%, Floor 0.000%), 5.483%, 06/25/35[2]	550,152	98,758
Series 2005-5, Class SD (6.700% minus 1-Month LIBOR, Cap 6.700%, Floor 0.000%), 5.463%, 01/25/35[2]	159,771	25,938
Series 2005-65, Class KI (7.000% minus 1-Month LIBOR, Cap 7.000%, Floor 0.000%), 5.763%, 08/25/35[2]	1,271,182	233,431

AMG Managers Amundi Short Duration Government Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 2.6% (continued)
FNMA REMICS,
Series 2005-66, Class GS (6.850% minus 1-Month LIBOR, Cap 6.850%, Floor 0.000%), 5.613%, 07/25/20[2]	$41,969	$1,824
Series 2006-3, Class SA (6.150% minus 1-Month LIBOR, Cap 6.150%, Floor 0.000%), 4.913%, 03/25/36[2]	241,547	37,493
Series 2007-75, Class JI (6.545% minus 1-Month LIBOR, Cap 6.545%, Floor 0.000%), 5.308%, 08/25/37[2]	118,634	21,006
Series 2007-85, Class SI (6.460% minus 1-Month LIBOR, Cap 6.460%, Floor 0.000%), 5.223%, 09/25/37[2]	255,519	45,063
Series 2008-86, Class IO 4.500%, 03/25/23[6]	108,662	2,034
Series 2008-87, Class AS (7.650% minus 1-Month LIBOR, Cap 7.650%, Floor 0.000%), 6.413%, 07/25/33[2]	714,190	141,825
Series 2009-31, Class PI 5.000%, 11/25/38	720,335	111,762
Series 2010-105, Class IO 5.000%, 08/25/20	166,722	6,383
Series 2010-121, Class IO 5.000%, 10/25/25	77,364	1,872
Series 2010-37, Class GI 5.000%, 04/25/25[6]	36,627	539
Series 2010-65, Class IO 5.000%, 09/25/20	282,391	10,308
Series 2010-68, Class SJ (6.550% minus 1-Month LIBOR, Cap 6.550%, Floor 0.000%), 5.313%, 07/25/40[2]	276,777	54,654
Series 2011-124, Class IC 3.500%, 09/25/21	655,960	21,964
Series 2011-63, Class AS (5.920% minus 1-Month LIBOR, Cap 5.920%, Floor 0.000%), 4.683%, 07/25/41[2]	318,932	49,221
Series 2011-69, Class AI 5.000%, 05/25/18[6]	34,157	155
Series 2011-88, Class WI 3.500%, 09/25/26	671,009	67,627
Series 2012-126, Class SJ (5.000% minus 1-Month LIBOR, Cap 5.000%, Floor 0.000%), 3.763%, 11/25/42[2]	3,470,794	476,917
GNMA,
Series 2011-167, Class IO 5.000%, 12/16/20	270,025	7,107
Series 2011-32, Class KS (12.100% minus 2 times 1-Month LIBOR, Cap 12.100%, Floor 0.000%), 9.622%, 06/16/34[2]	320,817	25,289
Series 2011-94, Class IS (6.700% minus 1-Month LIBOR, Cap 6.700%, Floor 0.000%), 5.466%, 06/16/36[2]	378,903	46,075
Series 2012-101, Class AI 3.500%, 08/20/27	371,531	40,840

	Principal Amount	Value
GNMA,
Series 2012-103, Class IB 3.500%, 04/20/40	$778,645	$72,890
Series 2012-140, Class IC 3.500%, 11/20/42	628,706	127,667
Series 2012-34, Class KS (6.050% minus 1-Month LIBOR, Cap 6.050%, Floor 0.000%), 4.816%, 03/16/42[2]	2,741,121	634,379
Series 2012-69, Class QI 4.000%, 03/16/41	1,158,722	170,311
Series 2012-96, Class IC 3.000%, 08/20/27	645,411	64,076
Series 2013-5, Class BI 3.500%, 01/20/43	256,752	46,590
Series 2014-173, Class AI 4.000%, 11/20/38	207,659	15,516
Series 2016-108, Class QI 4.000%, 08/20/46	319,397	74,180
Series 2016-118, Class DS (6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 4.864%, 09/20/46[2]	616,806	138,966
Series 2016-145, Class UI 3.500%, 10/20/46	554,541	111,466
Series 2016-17, Class JS (6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 4.864%, 02/20/46[2]	674,180	126,037
Series 2016-20, Class SB (6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 4.864%, 02/20/46[2]	684,482	129,910
Series 2016-46, Class JI 4.500%, 04/20/46	276,229	60,585
Series 2016-5, Class CS (6.150% minus 1-Month LIBOR, Cap 6.150%, Floor 0.000%), 4.914%, 01/20/46[2]	635,942	124,276
Series 2016-81, Class IO 4.000%, 06/20/46	512,025	97,327
Series 2016-88, Class SM (6.100% minus 1-Month LIBOR, Cap 6.100%, Floor 0.000%), 4.864%, 07/20/46[2]	649,970	133,153
Total Interest Only Strips	27,698,633	4,448,227
Total U.S. Government and Agency Obligations (Cost $145,703,297)		149,288,124
Short-Term Investments - 5.8%
U.S. Government and Agency Obligations -4.8%
FHLB, 0.547%, 11/29/17[7]	3,000,000	2,995,167
FHLB, 0.772%, 10/20/17[7]	1,300,000	1,299,304
FHLB, 0.887%, 11/10/17[7]	1,000,000	998,867

AMG Managers Amundi Short Duration Government Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
U.S. Government and Agency Obligations - 4.8% (continued)
FHLB, 0.971%, 01/17/18[7]	$3,000,000	$2,990,370
Total U.S. Government and Agency Obligations		8,283,708
U.S. Government Obligation - 0.4%
U.S. Treasury Bills, 0.830%, 02/15/18[7,8]	760,000	756,899

	Shares
Other Investment Companies - 0.6%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.92%[9]	1,089,436	1,089,436
Total Short-Term Investments (Cost $10,129,587)		10,130,043

Value
Total Investments - 102.6% (Cost $175,919,662)	$179,540,566
Other Assets, less Liabilities - (2.6)%	(4,577,345)
Net Assets - 100.0%	$174,963,221

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2017, the value of these securities amounted to $15,867,460 or 9.1% of net assets.
[2]	Variable rate security. The rate shown is based on the latest available information as of September 30, 2017.
[3]	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[4]	All or part of the security is delayed delivery transaction. The market value for delayed delivery security at September 30, 2017, amounted to $5,448,656, or 3.1% of net assets.
[5]	Some or all of these securities are segregated as collateral for delayed delivery agreements. At September 30, 2017, the value of these securities amounted to $9,616,148, or 5.5% of net assets.
[6]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timley sale. The Fund may not invest more than 15% of its net assets in illiquid securities. The market value of illiquid securities at September 30, 2017, amounted to $29,383 or 0.0% of net assets.
[7]	Represents yield to maturity at September 30, 2017.
[8]	Some or all of this security is held as collateral for futures contracts. The market value of collateral at September 30, 2017, amounted to $597,552, or 0.3% of net assets.
[9]	Yield shown represents the September 30, 2017, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

FHLB	Federal Home Loan Bank
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
IO	Interest Only
LIBOR	London Interbank Offered Rate
TBA	To Be Announced

TBA Forward Sale Commitments

Security	Principal Amount	Settlement Date	Current Liability	Proceeds
FNMA, 4.000%, TBA 30 years	$3,000,000	11/13/17	$3,153,984	$(3,157,500)
FNMA, 4.500%, TBA 30 years	3,400,000	11/12/17	3,649,688	(3,650,484)
FNMA, 3.000%, TBA 15 years	2,900,000	10/17/17	2,979,750	(2,987,113)

		Totals	$9,783,422	$(9,795,097)

Open Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
10-Year U.S. Treasury Note	43	Long	12/19/17	$5,388,438	$(69,638)
5-Year U.S. Treasury Note	53	Long	12/29/17	6,227,500	(47,750)

AMG Managers Amundi Short Duration Government Fund
Schedule of Portfolio Investments (continued)

Description	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
10-Year Interest Rate Swap	60	Short	12/18/17	(6,086,250)	$146,209
2-Year U.S. Treasury Note	77	Short	12/29/17	(16,609,141)	49,135
5-Year Interest Rate Swap	371	Short	12/18/17	(37,436,219)	501,507
U.S. Ultra Bond CBT Dec 17	24	Short	12/19/17	(3,963,000)	75,318

Total					$654,781

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	—	$19,649,752	—	$19,649,752
Mortgage-Backed Security	—	472,647	—	472,647
U.S. Government and Agency Obligations†	—	149,288,124	—	149,288,124
Short-Term Investments
U.S. Government and Agency Obligations	—	8,283,708	—	8,283,708
U.S. Government Obligation	—	756,899	—	756,899
Other Investment Companies	$1,089,436	—	—	1,089,436

Total Investments in Securities	$1,089,436	$178,451,130	—	$179,540,566

TBA Sale Commitments	—	$(9,783,422)	—	$(9,783,422)

Financial Derivative Instruments - Assets
Interest Rate Contracts	$772,169	—	—	$772,169
Financial Derivative Instruments - Liabilities
Interest Rate Contracts	(117,388)	—	—	(117,388)

Total Financial Derivative Instruments	$654,781	—	—	$654,781

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Schedule of Portfolio Investments.

As of September 30, 2017, the Fund had no significant transfers between Levels 1 and 2 from the beginning of the reporting period.

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves,

Notes to Schedules of Portfolio of Investments (unaudited)

volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

AMG Yacktman Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2017

	Shares	Value
Common Stocks - 69.1%
Consumer Discretionary - 10.0%
Comcast Corp., Class A	1,700,000	$65,416,000
Twenty-First Century Fox, Inc., Class A	21,200,000	559,256,000
Twenty-First Century Fox, Inc., Class B	8,700,000	224,373,000
Total Consumer Discretionary		849,045,000
Consumer Staples - 25.1%
Avon Products, Inc. (United Kingdom) *	10,100,000	23,533,000
The Coca-Cola Co.	8,850,000	398,338,500
Colgate-Palmolive Co.	1,100,000	80,135,000
Hengan International Group Co., Ltd. (China)	6,935,400	64,317,303
PepsiCo, Inc.	3,550,000	395,576,500
The Procter & Gamble Co.	7,800,000	709,644,000
Qinqin Foodstuffs Group Cayman Co., Ltd. (China) *	1,387,080	369,339
Sysco Corp.	6,400,000	345,280,000
Unilever NV, ADR (United Kingdom) [1]	800,000	47,232,000
Wal-Mart Stores, Inc.	800,000	62,512,000
Total Consumer Staples		2,126,937,642
Energy - 2.5%
ConocoPhillips	1,800,000	90,090,000
Exxon Mobil Corp.	1,500,000	122,970,000
Total Energy		213,060,000
Financials - 6.2%
Bank of America Corp.	1,000,000	25,340,000
The Goldman Sachs Group, Inc.	130,000	30,834,700
State Street Corp.	900,000	85,986,000
The Bank of New York Mellon Corp.	2,500,000	132,550,000
US Bancorp	3,100,000	166,129,000
Wells Fargo & Co.	1,600,000	88,240,000
Total Financials		529,079,700
Health Care - 7.6%
Anthem, Inc.	850,000	161,398,000
Johnson & Johnson	3,100,000	403,031,000
Stryker Corp.	550,000	78,111,000
Total Health Care		642,540,000
Industrials - 1.2%
Aggreko PLC (United Kingdom) [1]	3,728,228	46,892,572

	Shares	Value
Bollore SA (France)	581,089	$2,905,777
C.H. Robinson Worldwide, Inc. [1]	700,000	53,270,000
Total Industrials		103,068,349
Information Technology - 16.5%
Cisco Systems, Inc.	12,200,000	410,286,000
Cognizant Technology Solutions Corp., Class A	630,000	45,700,200
Corning, Inc.	1,300,000	38,896,000
Hewlett Packard Enterprise Co.	1,800,000	26,478,000
HP, Inc.	1,700,000	33,932,000
Infosys, Ltd., Sponsored ADR (India)	2,800,000	40,852,000
Intel Corp.	950,000	36,176,000
Micro Focus International PLC, Sponsored ADR (United Kingdom) *	247,187	7,885,265
Microsoft Corp.	5,100,000	379,899,000
Oracle Corp.	7,900,000	381,965,000
Total Information Technology		1,402,069,465
Total Common Stocks (Cost $3,510,822,730)		5,865,800,156
	Principal Amount
Corporate Bonds and Notes - 1.9%
Consumer Staples - 1.1%
Avon Products, Inc. (United Kingdom)
6.600%, 03/15/20 [1,2]	$10,000,000	10,000,000
7.000%, 03/15/23 [1,2]	81,630,000	71,532,369
8.950%, 03/15/43 [2]	15,485,000	13,007,400
Total Consumer Staples		94,539,769
Industrials - 0.8%
CONSOL Energy, Inc.
5.875%, 04/15/22	65,524,000	66,179,240
Total Corporate Bonds and Notes (Cost $122,647,840)		160,719,009
	Shares
Preferred Stock - 4.9%
Information Technology - 4.9%
Samsung Electronics Co., Ltd., 1.290% (South Korea)	230,000	416,033,327
Total Preferred Stock (Cost $210,214,811)		416,033,327

1

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 24.9%
Repurchase Agreements - 0.9%[3]
BNP Paribas S.A., dated 09/29/17, due 10/02/17, 1.060% total to be received $17,363,539 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.000%, 11/01/18 - 08/20/67, totaling $17,709,245)	$17,362,005	$17,362,005
Citibank N.A., dated 09/29/17, due 10/02/17, 1.060% total to be received $1,321,422 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 10/05/17 - 05/15/46, totaling $1,347,731)	1,321,305	1,321,305
Daiwa Capital Markets America, dated 09/29/17, due 10/02/17, 1.070% total to be received $17,363,553 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 10/12/17 - 12/01/51, totaling $17,709,245)	17,362,005	17,362,005
Mizuho Securities, dated 09/29/17, due 10/02/17, 1.060% total to be received $5,793,730 (collateralized by various U.S. Government Agency Obligations, 3.500% - 4.000%, 09/01/47 - 08/01/56, totaling $5,909,082)	5,793,218	5,793,218
Nomura Securities International, Inc., dated 09/29/17, due 10/02/17, 1.080% total to be received $17,363,568 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 11/15/17 - 08/20/67, totaling $17,709,246)	17,362,005	17,362,005

	Principal Amount	Value
State of Wisconsin Investment Board, dated 09/29/17, due 10/02/17, 1.200% total to be received $13,901,762 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 01/15/19 - 02/15/46, totaling $14,203,851)	$13,900,372	$13,900,372
Total Repurchase Agreements		73,100,910
	Shares
Other Investment Companies - 24.0%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.92% [4]	733,780,578	733,780,578
JP Morgan U.S. Government Money Market Fund, Capital Shares, 0.91% [4]	1,303,024,955	1,303,024,955
Total Other Investment Companies		2,036,805,533
Total Short-Term Investments (Cost $2,109,906,443)		2,109,906,443
Total Investments - 100.8% (Cost $5,953,591,824)		8,552,458,935
Other Assets, less Liabilities - (0.8)%		(67,008,948)
Net Assets - 100.0%		$8,485,449,987

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $70,634,100 or 0.8% of net assets, were out on loan to various brokers.
[2]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the September 30, 2017, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR American Depositary Receipt

Forwards Contracts at September 30, 2017

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/(Loss)
South Korea Won	Short	10/10/17	BNYM	$1,129,060	$1,130,450	$(1,390)

2

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Consumer Staples	$2,062,620,339	$64,317,303	—	$2,126,937,642
Information Technology	1,402,069,465	—	—	1,402,069,465
Consumer Discretionary	849,045,000	—	—	849,045,000
Health Care	642,540,000	—	—	642,540,000
Financials	529,079,700	—	—	529,079,700
Energy	213,060,000	—	—	213,060,000
Industrials	53,270,000	49,798,349	—	103,068,349
Corporate Bonds and Notes†	—	160,719,009	—	160,719,009
Preferred Stock††	—	416,033,327	—	416,033,327
Short-Term Investments
Repurchase Agreements	—	73,100,910	—	73,100,910
Other Investment Companies	2,036,805,533	—	—	2,036,805,533

Total Investments in Securities	$7,788,490,037	$763,968,898	—	$8,552,458,935

Derivative
Financial Derivative Instruments - Assets
Foreign Currency Exchange Contracts	—	$(1,390)	—	$(1,390)

Total Financial Derivative Instruments	—	$(1,390)	—	$(1,390)

†	All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Schedule of Portfolio Investments.
††	All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of September 30, 2017, the Fund had transfers between level 1 and level 2 as follows:

	Transfer into Level 1	Transfer out of Level 1	Transfer into Level 2	Transfer out of Level 2
Assets:
Common Stocks	$470,745	—	—	$(470,745)

3

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2017

	Shares	Value
Common Stocks - 63.6%
Consumer Discretionary - 12.9%
Twenty-First Century Fox, Inc., Class A	8,200,000	$216,316,000
Twenty-First Century Fox, Inc., Class B	13,300,000	343,007,000
Total Consumer Discretionary		559,323,000
Consumer Staples - 26.7%
Avon Products, Inc. (United Kingdom) *	5,400,000	12,582,000
The Coca-Cola Co.	4,650,000	209,296,500
Hengan International Group Co., Ltd. (China)	5,872,300	54,458,358
PepsiCo, Inc.	2,700,000	300,861,000
The Procter & Gamble Co.	4,800,000	436,704,000
Sysco Corp.	2,550,000	137,572,500
Total Consumer Staples		1,151,474,358
Energy - 2.0%
ConocoPhillips	900,000	45,045,000
Exxon Mobil Corp.	500,000	40,990,000
Total Energy		86,035,000
Financials - 2.0%
The Bank of New York Mellon Corp.	700,000	37,114,000
US Bancorp	900,000	48,231,000
Total Financials		85,345,000
Health Care - 4.8%
Johnson & Johnson	1,600,000	208,016,000
Industrials - 0.9%
Aggreko PLC (United Kingdom)	2,800,000	35,217,589
Bollore SA (France)	581,091	2,905,787
Total Industrials		38,123,376
Information Technology - 14.3%
Cisco Systems, Inc.	6,400,000	215,232,000
Cognizant Technology Solutions Corp., Class A	330,000	23,938,200
Infosys, Ltd., Sponsored ADR (India) [1]	1,500,000	21,885,000
Microsoft Corp.	2,100,000	156,429,000
Oracle Corp.	4,100,000	198,235,000
Total Information Technology		615,719,200
Total Common Stocks (Cost $1,874,823,485)		2,744,035,934

Principal Amount
Corporate Bonds and Notes - 2.5%
Consumer Staples - 1.6%
Avon Products, Inc. (United Kingdom)
7.000%, 03/15/23 [1,2]	$14,105,000	12,360,212

	Principal Amount	Value
8.950%, 03/15/43 [2]	$65,740,000	$55,221,600
Total Consumer Staples		67,581,812
Industrials - 0.9%
CONSOL Energy, Inc.
5.875%, 04/15/22	38,000,000	38,380,000
Total Corporate Bonds and Notes (Cost $87,269,143)		105,961,812

	Shares
Preferred Stock - 10.9%
Information Technology - 10.9%
Samsung Electronics Co., Ltd., 1.290% (South Korea)	259,848	470,023,600
Total Preferred Stock (Cost $216,405,511)		470,023,600

	Principal
	Amount
Short-Term Investments - 23.1%
Repurchase Agreements - 0.1%[3]
Citibank N.A., dated 09/29/17, due 10/02/17, 1.060% total to be received $350,858 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 10/05/17 - 05/15/46, totaling $357,844)	$350,827	350,827
Daiwa Capital Markets America, dated 09/29/17, due 10/02/17, 1.070% total to be received $1,667,388 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 10/12/17 - 12/01/51, totaling $1,700,584)	1,667,239	1,667,239
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 09/29/17, due 10/02/17, 1.070% total to be received $1,667,388 (collateralized by various U.S. Government Agency Obligations, 1.830% - 4.500%, 01/01/26 - 07/15/52, totaling $1,700,584)	1,667,239	1,667,239
Nomura Securities International, Inc., dated 09/29/17, due 10/02/17, 1.080% total to be received $1,667,389 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 11/15/17 - 08/20/67, totaling $1,700,584)	1,667,239	1,667,239
RBC Dominion Securities, Inc., dated 09/29/17, due 10/02/17, 1.050% total to be received $1,667,385 (collateralized by various U.S. Government Agency Obligations, 0.125% - 7.000%, 02/08/18 - 08/20/47, totaling $1,700,584)	1,667,239	1,667,239
Total Repurchase Agreements		7,019,783
	Shares
Other Investment Companies - 23.0%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.92% [4]	358,198,583	358,198,583

4

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
JP Morgan U.S. Government Money Market Fund, Capital Shares, 0.91% [4]	631,683,815	$631,683,815
Total Other Investment Companies		989,882,398
Total Short-Term Investments (Cost $996,902,181)		996,902,181

Value
Total Investments - 100.1% (Cost $3,175,400,320)	$4,316,923,527
Other Assets, less Liabilities - (0.1)%	(6,260,033)
Net Assets - 100.0%	$4,310,663,494

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $6,905,404 or 0.2% of net assets, were out on loan to various brokers.
[2]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the September 30, 2017, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR American Depositary Receipt

Open Forwards Contracts at September 30, 2017

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/(Loss)
South Korea Won	Short	10/10/17	BNYM	$1,129,060	$1,130,450	$(1,390)

5

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Consumer Staples	$1,097,016,000	$54,458,358	—	$1,151,474,358
Information Technology	615,719,200	—	—	615,719,200
Consumer Discretionary	559,323,000	—	—	559,323,000
Health Care	208,016,000	—	—	208,016,000
Energy	86,035,000	—	—	86,035,000
Financials	85,345,000	—	—	85,345,000
Industrials	—	38,123,376	—	38,123,376
Corporate Bonds and Notes†	—	105,961,812	—	105,961,812
Preferred Stock††	—	470,023,600	—	470,023,600
Short-Term Investments
Repurchase Agreements	—	7,019,783	—	7,019,783
Other Investment Companies	989,882,398	—	—	989,882,398

Total Investments in Securities	$3,641,336,598	$675,586,929	—	$4,316,923,527

Derivative
Financial Derivative Instruments - Assets
Foreign Currency Exchange Contracts	—	$(1,390)	—	$(1,390)

Total Financial Derivative Instruments	—	$(1,390)	—	$(1,390)

†	All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Schedule of Portfolio Investments.
††	All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to Schedule of Portfolio Investments.

As of September 30, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

6

AMG Yacktman Focused Fund-Security Selection Only
Schedule of Portfolio Investments (unaudited)
September 30, 2017

	Shares	Value
Common Stocks - 74.2%
Consumer Discretionary - 14.5%
America’s Car-Mart, Inc. *	750	$30,844
Twenty-First Century Fox, Inc., Class B	6,000	154,740
Total Consumer Discretionary		185,584
Consumer Staples - 29.3%
The Coca-Cola Co.	1,300	58,513
Hengan International Group Co., Ltd. (China)	2,000	18,548
PepsiCo, Inc.	1,000	111,430
The Procter & Gamble Co.	1,300	118,274
Sysco Corp.	810	43,699
Unilever NV, ADR (United Kingdom)	400	23,616
Total Consumer Staples		374,080
Energy - 2.0%
ConocoPhillips	265	13,263
Exxon Mobil Corp.	145	11,887
Total Energy		25,150
Financials - 2.2%
The Bank of New York Mellon Corp.	240	12,725
US Bancorp	280	15,005
Total Financials		27,730
Health Care - 6.3%
Anthem, Inc.	115	21,836
Johnson & Johnson	450	58,505
Total Health Care		80,341
Industrials - 3.0%
Aggreko PLC (United Kingdom)	1,000	12,578
Oliver Corp. (Japan)	1,700	25,683
Total Industrials		38,261
Information Technology - 16.9%
CAC Holdings Corp. (Japan)	2,300	21,824
Cisco Systems, Inc.	1,700	57,171
Cognizant Technology Solutions Corp., Class A	200	14,508
Infosys, Ltd., Sponsored ADR (India) [1]	850	12,402
Microsoft Corp.	715	53,260
Oracle Corp.	1,175	56,811
Total Information Technology		215,976
Total Common Stocks (Cost $906,147)		947,122

	Principal Amount	Value
Corporate Bonds and Notes - 4.7%
Consumer Staples - 3.8%
Avon Products, Inc. (United Kingdom)
8.950%, 03/15/43 [2]	$58,000	$48,720
Industrials - 0.9%
CONSOL Energy, Inc.
5.875%, 04/15/22	12,000	12,120
Total Corporate Bonds and Notes (Cost $65,236)		60,840

	Shares
Preferred Stocks - 19.2%
Information Technology - 18.3%
Samsung Electronics Co., Ltd., 1.290% (South Korea)	110	198,973
Samsung SDI Co., Ltd., 1.110% (South Korea)	400	34,350
Total Information Technology		233,323
Consumer Staples - 0.9%
Amorepacific Corp., 1.000% (South Korea)	85	11,577
Total Preferred Stocks (Cost $189,521)		244,900

	Principal Amount
Short-Term Investments - 3.9%
Repurchase Agreements - 0.7%[3]
Citibank N.A., dated 09/29/17, due 10/02/17, 1.070% total to be received $9,402 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 10/05/17 - 05/15/46, totaling $9,589)	$9,401	9,401

	Shares
Other Investment Companies - 3.2%
Dreyfus Preferred Government Money Market Fund, Institutional Class Shares, 0.98% [4]	40,606	40,606
Total Short-Term Investments (Cost $50,007)		50,007
Total Investments - 102.0% (Cost $1,210,911)		1,302,869
Other Assets, less Liabilities - (2.0)%		(26,134)
Net Assets - 100.0%		$1,276,735

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $9,294 or 0.7% of net assets, were out on loan to various brokers.
[2]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

7

AMG Yacktman Focused Fund-Security Selection Only
Schedule of Portfolio Investments (continued)

[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the September 30, 2017, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR American Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Consumer Staples	$355,532	$18,548	—	$374,080
Information Technology	194,152	21,824	—	215,976
Consumer Discretionary	185,584	—	—	185,584
Health Care	80,341	—	—	80,341
Industrials	25,683	12,578	—	38,261
Financials	27,730	—	—	27,730
Energy	25,150	—	—	25,150
Corporate Bonds and Notes†	—	60,840	—	60,840
Preferred Stocks††	—	244,900	—	244,900
Short-Term Investments
Repurchase Agreements	—	9,401	—	9,401
Other Investment Companies	40,606	—	—	40,606

Total Investments in Securities	$934,778	$368,091	—	$1,302,869

†	All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Schedule of Portfolio Investments.
††	All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to Schedule of Portfolio Investments.

8

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2017

	Shares	Value
Common Stocks—76.4%
Consumer Discretionary—25.7%
America’s Car-Mart, Inc. (United States)*	34,238	$1,408,038
Automodular Corp. (Canada)*	88,406	167,920
Cambria Automobiles PLC (United Kingdom)	500,000	482,399
Dollar General Corp. (United States)	3,250	263,413
HUB Co., Ltd. (Japan)	27,000	244,996
Marshall Motor Holdings plc (United Kingdom)	210,000	474,158
Mondo TV SpA (Italy)	55,000	285,456
Reading International, Inc., Class A (United States)*	51,000	801,720
Retail Holdings, N.V. (Curaçao)[1]	66,000	1,445,400
Sotsu Co., Ltd. (Japan)	17,500	384,603
Texhong Textile Group, Ltd. (Hong Kong)	1,050,000	1,430,194
Twenty-First Century Fox, Inc., Class A (United States)	38,000	1,002,440
Vertu Motors PLC (United Kingdom)	500,000	319,924
Total Consumer Discretionary		8,710,661
Consumer Staples—3.1%
Apetit OYJ (Finland)	22,000	355,963
Sapporo Clinical Laboratory, Inc. (Japan)	9,100	122,519
Trilogy International, Ltd. (New Zealand)	375,000	590,479
Total Consumer Staples		1,068,961
Energy—9.9%
Hargreaves Services PLC (United Kingdom)	278,682	1,262,204
Lamprell PLC (United Arab Emirates)*	707,568	848,585
Pardee Resources Co., Inc. (United States)	6,550	1,237,950
Total Energy		3,348,739
Financials—9.1%
Gruppo MutuiOnline SpA (Italy)	26,000	407,777
IMF Bentham, Ltd. (Australia)	1,154,800	1,840,647
Interactive Brokers Group, Inc., Class A (United States)	3,500	157,640
Spice Private Equity AG (Switzerland)*	23,500	674,450
Total Financials		3,080,514
Health Care—2.5%
Immunodiagnostic Systems Holdings PLC (United Kingdom)[1]	75,000	326,624
Stallergenes Greer PLC (United Kingdom)*	10,015	506,254
Total Health Care		832,878

	Shares	Value
Industrials—14.4%
Aggreko PLC (United Kingdom)	38,000	$477,953
Catering International Services (France)	27,891	638,187
CB Industrial Product Holding Bhd (Malaysia)	1,150,000	520,471
CMI, Ltd. (Australia)	450,000	420,046
Judges Scientific PLC (United Kingdom)	13,000	362,335
Maruzen Co., Ltd. (Japan)	8,000	158,744
Mitani Corp. (Japan)	12,800	466,014
Nam Lee Pressed Metal Industries, Ltd. (Singapore)	600,000	170,297
Ocean Wilsons Holdings, Ltd. (Bermuda)	83,500	1,230,788
Oliver Corp. (Japan)	7,000	105,754
Rocky Mountain Dealerships, Inc. (Canada)	21,600	192,154
Utoc Corp. (Japan)	33,600	151,603
Total Industrials		4,894,346
Information Technology—6.2%
Computer Services, Inc. (United States)	31,219	1,437,635
Reckon, Ltd. (Australia)	409,359	393,380
Tessi, S.A. (France)	1,233	255,752
Total Information Technology		2,086,767
Materials—3.7%
Agro-Kanesho Co., Ltd. (Japan)	10,800	182,394
Master Drilling Group, Ltd. (South Africa)	760,000	738,177
SK Kaken Co., Ltd. (Japan)	4,000	326,328
Total Materials		1,246,899
Real Estate—1.0%
Lai Sun Development Co., Ltd. (Hong Kong)	192,000	347,024
Utilities—0.8%
Maxim Power Corp. (Canada)*	126,000	269,621
Total Common Stocks (Cost $22,766,873)		25,886,410
	Principal Amount
Corporate Bonds and Notes—6.8%
Industrials—6.8%
Emeco Pty, Ltd. (Australia) Series B 9.250%, 03/31/22[1]	$2,020,859	2,053,193
WesternOne, Inc. (Canada) 6.250%, 06/30/20	335,000	230,896
Total Corporate Bonds and Notes (Cost $2,192,649)		2,284,089
	Shares
Preferred Stocks—6.0%
Information Technology—5.1%
Daeduck GDS Co., Ltd., 3.510% (South Korea)	10,705	82,903

The accompanying notes are an integral part of these financial statements.

9

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—5.1% (continued)
Samsung Electronics Co., Ltd., 1.290% (South Korea)	900	$1,627,957
Total Information Technology		1,710,860
Industrials—0.5%
Daelim Industrial Co., Ltd., 1.060% (South Korea)	2,600	72,638
Sebang Co., Ltd., 2.360% (South Korea)	13,300	89,646
Total Industrials		162,284
Consumer Discretionary—0.4%
Daekyo Co., Ltd., 4.900% (South Korea)	34,000	151,098
Total Preferred Stocks (Cost $1,260,845)	2,024,242

	Principal Amount
Short-Term Investments—11.8%
Repurchase Agreements—0.7%[2]
JPMorgan Securities, dated 09/29/17, due 10/02/17, 1.050% total to be received $223,500 (collateralizedby various U.S. Government Agency Obligations, 0.875% - 5.250%, 05/31/18 - 08/15/44, totaling $227,950)	$223,480	223,480

	Shares
Other Investment Companies—11.1%
Dreyfus Preferred Government Money Market Fund, Institutional Class Shares, 0.98%[3]	3,770,237	3,770,237
Total Short-Term Investments (Cost $3,993,717)		3,993,717
Total Investments—101.0% (Cost $30,214,084)		34,188,458
Other Assets, less Liabilities—(1.0)%		(325,513)
Net Assets—100.0%		$33,862,945
*	Non-income producing security.

[1]	Some or all of these securities, amounting to $215,730 or 0.6% of net assets, were out on loan to various brokers.

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

[3]	Yield shown represents the September 30, 2017, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

10

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$6,750,015	$1,960,646	—	$8,710,661
Industrials	2,757,226	2,137,120	—	4,894,346
Energy	3,348,739	—	—	3,348,739
Financials	565,417	2,515,097	—	3,080,514
Information Technology	1,693,387	393,380	—	2,086,767
Materials	1,064,505	182,394	—	1,246,899
Consumer Staples	1,068,961	—	—	1,068,961
Health Care	832,878	—	—	832,878
Real Estate	—	347,024	—	347,024
Utilities	269,621	—	—	269,621
Corporate Bonds and Notes†	—	2,284,089	—	2,284,089
Preferred Stocks
Information Technology	—	1,710,860	—	1,710,860
Industrials	89,646	72,638	—	162,284
Consumer Discretionary	151,098	—	—	151,098
Short-Term Investments
Repurchase Agreements	—	223,480	—	223,480
Other Investment Companies	3,770,237	—	—	3,770,237

Total Investments in Securities	$22,361,730	$11,826,728	—	$34,188,458

†	All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Schedule of Portfolio Investments.

As of September 30, 2017, the Fund had transfers between level 1 and level 2 as follows:

	Transfer into Level 1	Transfer out of Level 1	Transfer into Level 2	Transfer out of Level 2
Assets:
Common Stocks	$1,269,493	—	—	$(1,269,493)

The accompanying notes are an integral part of these financial statements.

11

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)

Country	Percent †
Australia	15.6%
Bermuda	4.1%
Canada	2.8%
Curaçao	4.8%
Finland	1.2%
France	3.0%
Hong Kong	5.9%
Italy	2.3%
Japan	7.1%
Malaysia	1.7%
New Zealand	2.0%
Singapore	0.6%
South Africa	2.4%
South Korea	6.7%
Switzerland	2.2%
United Arab Emirates	2.8%
United Kingdom	13.9%
United States	20.9%

100.0%

†	As a percentage of total long-term investments as of September 30, 2017.

The accompanying notes are an integral part of these financial statements.

12

Notes to Schedule of Portfolio Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

13

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: November 29, 2017

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: November 29, 2017